UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of October

Date of reporting period:  April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia International Equity Income ETF

INEQ | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$33,014,456
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	44%

Columbia International Equity Income ETF | SSR271_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Iberdrola SA (Spain)	4.7%
Siemens AG (Germany)	4.2%
Shell PLC (United States)	4.2%
Mitsubishi UFJ Financial Group, Inc. (Japan)	4.1%
TotalEnergies SE (France)	4.1%
Hitachi Ltd. (Japan)	3.7%
Sumitomo Mitsui Financial Group, Inc. (Japan)	3.6%
Tokio Marine Holdings, Inc. (Japan)	2.8%
Mitsubishi Corp. (Japan)	2.6%
ITOCHU Corp. (Japan)	2.6%

Sector Allocation

Value	Value
Real Estate	3.1%
Materials	3.2%
Information Technology	3.5%
Consumer Staples	4.1%
Communication Services	4.5%
Consumer Discretionary	4.8%
Health Care	5.0%
Utilities	8.0%
Energy	11.1%
Financials	24.6%
Industrials	26.9%

Geographic Allocation

Value	Value
Other	7.6%
Finland	2.2%
Italy	2.3%
United Kingdom	2.4%
Netherlands	2.6%
France	4.4%
United States	4.5%
Spain	5.8%
Sweden	8.5%
Germany	10.2%
Japan	48.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002454

Columbia International Equity Income ETF | SSR271_00_(06/25) | 2

Columbia U.S. Equity Income ETF

EQIN | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$182,528,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	18%

Columbia U.S. Equity Income ETF | SSR272_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Coca-Cola Co. (The)	5.0%
Exxon Mobil Corp.	4.6%
Home Depot, Inc. (The)	4.3%
Chevron Corp.	3.9%
UnitedHealth Group, Inc.	3.9%
International Business Machines Corp.	3.5%
AT&T, Inc.	3.2%
Accenture PLC Class A	3.0%
Verizon Communications, Inc.	2.9%
PepsiCo, Inc.	3.0%

Asset Allocation

Value	Value
Money Market Funds	0.5%
Exchange-Traded Equity Funds	0.8%
Common Stocks	98.6%

Sector Allocation

Value	Value
Materials	0.8%
Health Care	4.8%
Utilities	8.2%
Communication Services	8.3%
Consumer Discretionary	8.3%
Consumer Staples	12.1%
Financials	12.9%
Information Technology	13.3%
Energy	13.9%
Industrials	16.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002455

Columbia U.S. Equity Income ETF | SSR272_00_(06/25) | 2

Columbia Diversified Fixed Income Allocation ETF

DIAL | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$346,608,635
Total number of portfolio holdings	571
Portfolio turnover for the reporting period	93%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	11%

Columbia Diversified Fixed Income Allocation ETF | SSR290_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 05/15/2055 5.500%	4.7%
U.S. Treasury Bill 06/26/2025 4.331%	4.3%
Uniform Mortgage-Backed Security TBA 05/15/2055 6.000%	4.2%
U.S. Treasury Bill 05/29/2025 4.329%	2.9%
Uniform Mortgage-Backed Security TBA 05/15/2055 5.000%	2.5%
Uniform Mortgage-Backed Security TBA 05/15/2055 6.500%	2.2%
U.S. Treasury Bond 08/15/2042 2.750%	1.5%
Mexico Government International Bond 05/07/2036 6.000%	1.2%
U.S. Treasury Bond 05/15/2042 3.250%	1.2%
Dominican Republic International Bond 09/23/2032 4.875%	1.0%

Asset Allocation

Value	Value
Money Market Funds	6.9%
U.S. Treasury Obligations	9.8%
Treasury Bills	7.2%
Residential Mortgage-Backed Securities - Agency	15.0%
Foreign Government Obligations	29.8%
Corporate Bonds	44.3%

Credit Quality Allocation

Value	Value
B rating	11.3%
BB rating	27.7%
BBB rating	25.8%
A rating	1.0%
AA rating	33.8%
AAA rating	6.4%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002460

Columbia Diversified Fixed Income Allocation ETF | SSR290_00_(06/25) | 2

Columbia Multi-Sector Municipal Income ETF

MUST | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$11	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$400,854,440
Total number of portfolio holdings	542
Portfolio turnover for the reporting period	8%

Columbia Multi-Sector Municipal Income ETF | SSR303_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top States

New York	16.8%
Texas	10.9%
New Jersey	10.1%
Illinois	7.9%
Pennsylvania	5.9%
Florida	5.5%
Colorado	5.4%
Connecticut	4.3%
Ohio	3.4%
Georgia	2.8%

Credit Quality Allocation

Value	Value
Not Rated	0.1%
B rating	0.5%
BB rating	7.1%
BBB rating	7.3%
A rating	35.7%
AA rating	38.4%
AAA rating	9.3%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002459

Columbia Multi-Sector Municipal Income ETF | SSR303_00_(06/25) | 2

Columbia Research Enhanced Core ETF

RECS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$2,461,868,461
Total number of portfolio holdings	367
Portfolio turnover for the reporting period	19%

Columbia Research Enhanced Core ETF | SSR305_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Apple, Inc.	8.1%
Microsoft Corp.	7.6%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. Class A	3.0%
JPMorgan Chase & Co.	2.9%
Visa, Inc. Class A	2.5%
Philip Morris International, Inc.	2.2%
Alphabet, Inc. Class A	2.1%
Alphabet, Inc. Class C	2.0%

Asset Allocation

Value	Value
Money Market Funds	0.7%
Exchange-Traded Equity Funds	2.1%
Common Stocks	97.1%

Sector Allocation

Value	Value
Materials	2.2%
Utilities	2.4%
Real Estate	2.6%
Energy	3.2%
Consumer Staples	6.2%
Communication Services	8.6%
Consumer Discretionary	8.6%
Industrials	9.1%
Health Care	10.8%
Financials	14.7%
Information Technology	28.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002457

Columbia Research Enhanced Core ETF | SSR305_00_(06/25) | 2

Columbia Research Enhanced Value ETF

REVS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$9	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$68,616,505
Total number of portfolio holdings	317
Portfolio turnover for the reporting period	27%

Columbia Research Enhanced Value ETF | SSR306_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

JPMorgan Chase & Co.	5.2%
Philip Morris International, Inc.	3.6%
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	2.7%
Medtronic PLC	2.5%
Bristol-Myers Squibb Co.	2.3%
Bank of America Corp.	2.3%
Wells Fargo & Co.	2.1%
RTX Corp.	2.0%
Caterpillar, Inc.	1.6%

Asset Allocation

Value	Value
Money Market Funds	0.6%
Exchange-Traded Equity Funds	0.9%
Common Stocks	98.4%

Sector Allocation

Value	Value
Materials	4.1%
Communication Services	4.4%
Real Estate	4.6%
Utilities	4.9%
Consumer Discretionary	5.8%
Energy	6.3%
Consumer Staples	8.9%
Information Technology	8.9%
Industrials	13.9%
Health Care	14.4%
Financials	22.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002458

Columbia Research Enhanced Value ETF | SSR306_00_(06/25) | 2

Columbia Short Duration Bond ETF

SBND | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$54,008,960
Total number of portfolio holdings	575
Portfolio turnover for the reporting period	105%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Short Duration Bond ETF | SSR314_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

U.S. Treasury Bill 05/29/2025 4.329%	3.7%
Uniform Mortgage-Backed Security TBA 05/15/2040 5.000%	2.6%
Uniform Mortgage-Backed Security TBA 05/15/2040 4.500%	1.9%
Uniform Mortgage-Backed Security TBA 05/15/2040 4.000%	1.7%
Uniform Mortgage-Backed Security TBA 05/15/2040 5.500%	1.6%
Uniform Mortgage-Backed Security TBA 05/15/2040 3.500%	1.2%
Uniform Mortgage-Backed Security TBA 05/15/2040 6.000%	1.0%
Citigroup, Inc. 11/19/2034 5.592%	0.6%
CVS Health Corp. 03/25/2028 4.300%	0.6%
Boeing Co. (The) 05/01/2030 5.150%	0.6%

Asset Allocation

Value	Value
Money Market Funds	5.8%
Treasury Bills	3.7%
Residential Mortgage-Backed Securities - Agency	10.0%
Foreign Government Obligations	19.8%
Corporate Bonds	49.4%
Commercial Mortgage-Backed Securities - Non-Agency	10.0%
Asset-Backed Securities - Non-Agency	10.1%

Credit Quality Allocation

Value	Value
B rating	0.2%
BB rating	28.4%
BBB rating	41.8%
A rating	1.4%
AA rating	16.0%
AAA rating	15.2%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002473

Columbia Short Duration Bond ETF | SSR314_00_(06/25) | 2

Columbia Select Technology ETF

SEMI | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Select Technology ETF (the Fund) for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Select Technology ETF	$36	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$33,319,562
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	58%

Columbia Select Technology ETF | SSR321_00_(06/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

NVIDIA Corp.	15.5%
Microsoft Corp.	11.0%
Apple, Inc.	10.9%
Broadcom, Inc.	8.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. Class A	3.7%
Meta Platforms, Inc. Class A	3.4%
Lam Research Corp.	3.2%
Visa, Inc. Class A	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Sector Allocation

Value	Value
Industrials	1.2%
Consumer Discretionary	4.9%
Financials	5.4%
Communication Services	9.4%
Information Technology	77.7%

Sub-Industry Allocation

Value	Value
IT Services	1.9%
Communications Equipment	2.6%
Technology Hardware, Storage & Peripherals	10.9%
Software	25.1%
Semiconductors & Semiconductor Equipment	37.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002456

Columbia Select Technology ETF | SSR321_00_(06/25) | 2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
Semiannual Financial Statements and Additional
Information
April 30, 2025 (Unaudited)

Active ETFs | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 9
Statement of Operations 10
Statement of Changes in Net Assets 11
Financial Highlights 12
Notes to Financial Statements 14

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 3
Common Stocks 98.7%
Issuer Shares Value ($)
Austria  1.1%
Erste Group Bank AG 4,153 280,659
Verbund AG 928 71,417
Total 352,076
Brazil  0.2%
Yara International ASA 2,140 69,174
Denmark  1.4%
AP Moller - Maersk A/S Class B 57 97,540
Coloplast A/S Class B 1,951 220,494
Pandora A/S 1,058 156,667
Total 474,701
Finland  2.2%
Elisa OYJ 1,917 102,464
Kesko OYJ Class B 3,666 84,180
Nokia OYJ 68,131 339,919
UPM-Kymmene OYJ 7,109 188,453
Total 715,016
France  4.4%
Bouygues SA
(a)
2,520 110,861
TotalEnergies SE 23,039 1,339,860
Total 1,450,721
Germany  10.2%
Brenntag SE 1,661 110,607
Continental AG 1,463 113,820
Evonik Industries AG 3,059 68,677
Hannover Rueck SE 813 260,988
Knorr-Bremse AG 895 88,717
Mercedes-Benz Group AG 10,194 608,025
Merck KGaA 1,750 242,497
Rational AG 69 59,023
RWE AG 9,171 356,540
Siemens AG 6,018 1,381,534
Talanx AG 815 93,479
Total 3,383,907
Hong Kong  2.1%
Hong Kong Exchanges & Clearing Ltd. 16,128 708,786
Israel  0.8%
Bank Hapoalim BM 17,085 250,239
Italy  2.3%
Amplifon SpA 1,672 31,940
Eni SpA 29,666 428,280
Prysmian SpA 3,829 208,665
Recordati Industria Chimica e Farmaceutica
SpA 1,327 78,214
Total 747,099
Japan  48.6%
Aisin Corp. 6,353 80,682
Ajinomoto Co., Inc. 11,315 231,313
Asahi Group Holdings Ltd. 19,124 264,457
Asahi Kasei Corp. 15,439 107,588
Bridgestone Corp. 7,411 311,268
Chubu Electric Power Co., Inc. 8,704 113,010
Dai-ichi Life Holdings, Inc. 46,781 336,001
Daiichi Sankyo Co. Ltd. 22,538 575,774
Daikin Industries Ltd. 3,323 379,615
Daiwa House Industry Co. Ltd. 7,021 253,738
Denso Corp. 23,419 303,327
ENEOS Holdings, Inc. 35,509 170,749
Hikari Tsushin, Inc. 235 65,208
Hitachi Ltd. 49,759 1,227,231
ITOCHU Corp. 16,518 843,270
Kansai Electric Power Co., Inc. (The) 11,473 141,160
Common Stocks (continued)
Issuer Shares Value ($)
KDDI Corp. 38,562 682,215
Kirin Holdings Co. Ltd. 10,472 158,504
Makita Corp. 2,943 86,285
Mitsubishi Chemical Group Corp. 17,274 83,682
Mitsubishi Corp. 45,293 861,151
Mitsubishi Estate Co. Ltd. 13,522 237,469
Mitsubishi Heavy Industries Ltd. 41,031 804,425
Mitsubishi UFJ Financial Group, Inc. 106,814 1,350,526
Mitsui Fudosan Co. Ltd. 33,285 328,790
Mizuho Financial Group, Inc. 31,892 800,430
NIDEC Corp. 10,853 192,728
Nippon Sanso Holdings Corp. 2,240 71,688
Nitto Denko Corp. 9,231 161,821
Ono Pharmaceutical Co. Ltd. 4,711 54,231
Osaka Gas Co. Ltd. 4,530 114,870
Otsuka Holdings Co. Ltd. 5,621 274,154
Ricoh Co. Ltd. 6,474 68,353
SCSK Corp. 1,874 49,175
Seiko Epson Corp. 3,609 50,325
Shionogi & Co. Ltd. 9,506 159,544
SoftBank Corp. 380,322 575,656
Sompo Holdings, Inc. 11,516 375,013
Sumitomo Corp. 14,685 360,124
Sumitomo Metal Mining Co. Ltd. 3,144 70,114
Sumitomo Mitsui Financial Group, Inc. 49,885 1,189,070
Sumitomo Realty & Development Co. Ltd. 3,758 139,634
Tokio Marine Holdings, Inc. 22,930 917,586
Tokyo Gas Co. Ltd. 4,284 142,450
Toyota Tsusho Corp. 8,229 162,976
Trend Micro, Inc. 1,676 120,201
Total 16,047,581
Netherlands  2.5%
Akzo Nobel NV 2,311 145,958
Euronext NV
(b)
1,165 194,674
Koninklijke Ahold Delhaize NV 12,240 502,846
Total 843,478
Norway  1.4%
Aker BP ASA 4,146 89,237
Equinor ASA 11,525 264,398
Orkla ASA 10,106 112,658
Total 466,293
Spain  5.8%
Aena SME SA
(b)
936 235,569
Endesa SA 4,286 129,111
Iberdrola SA 86,176 1,557,085
Total 1,921,765
Sweden  8.5%
Alfa Laval AB 3,878 160,871
Assa Abloy AB Class B 13,146 397,451
Sagax AB Class B 2,839 64,522
Sandvik AB 13,954 289,500
Skandinaviska Enskilda Banken AB Class A 21,192 334,967
SKF AB Class B 5,774 113,476
Svenska Cellulosa AB SCA Class B 7,869 102,229
Svenska Handelsbanken AB Class A 18,147 237,729
Telefonaktiebolaget LM Ericsson Class B 38,833 327,658
Telia Co. AB 31,382 117,623
Trelleborg AB Class B 2,748 94,820
Volvo AB Class B 20,494 557,986
Total 2,798,832
Switzerland  0.6%
Logitech International SA 2,010 151,750

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETFs | 2025
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Temenos AG 796 57,151
Total 208,901
United Kingdom  2.4%
Lloyds Banking Group PLC 807,503 790,386
United States  4.2%
Shell PLC 42,147 1,373,900
Total Common Stocks
(Cost $30,563,142) 32,602,855
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.169%
(c)
119,704 119,704
Total Money Market Funds
(Cost $119,704) 119,704
Total Investments in Securities
(Cost $30,682,846) 32,722,559
Other Assets & Liabilities, Net 291,897
Net Assets 33,014,456
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April
30, 2025, the total value of these securities amounted to $430,243, which represents 1.30% of total net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 5
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 352,076 – – 352,076
Brazil 69,174 – – 69,174
Denmark 474,701 – – 474,701
Finland 715,016 – – 715,016
France 1,450,721 – – 1,450,721
Germany 3,383,907 – – 3,383,907
Hong Kong 708,786 – – 708,786
Israel 250,239 – – 250,239
Italy 747,099 – – 747,099
Japan 16,047,581 – – 16,047,581
Netherlands 843,478 – – 843,478
Norway 466,293 – – 466,293
Spain 1,921,765 – – 1,921,765
Sweden 2,798,832 – – 2,798,832
Switzerland 208,901 – – 208,901
United Kingdom 790,386 – – 790,386
United States 1,373,900 – – 1,373,900
Total Common Stocks 32,602,855 – – 32,602,855
Money Market Funds 119,704 – – 119,704
Total Investments in Securities 32,722,559 – – 32,722,559
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETFs | 2025
Common Stocks 98.6%
Issuer Shares Value ($)
Communication Services  8.3%
Diversified Telecommunication Services 6.1%
AT&T, Inc. 209,283 5,797,139
Verizon Communications, Inc. 122,884 5,414,269
Total 11,211,408
Media 2.2%
Comcast Corp. Class A 109,339 3,739,394
Fox Corp. Class B 3,784 174,972
Total 3,914,366
Total Communication Services 15,125,774
Consumer Discretionary  8.3%
Household Durables 0.9%
DR Horton, Inc. 8,119 1,025,754
Lennar Corp. Class A 6,643 721,496
Total 1,747,250
Specialty Retail 7.4%
Best Buy Co., Inc. 5,739 382,734
Dick's Sporting Goods, Inc. 1,620 304,139
Home Depot, Inc. (The) 21,559 7,771,804
Lowe's Cos., Inc. 16,451 3,677,785
Tractor Supply Co. 15,548 787,040
Williams-Sonoma, Inc. 3,455 533,694
Total 13,457,196
Total Consumer Discretionary 15,204,446
Consumer Staples  12.1%
Beverages 9.1%
Coca-Cola Co. (The) 124,835 9,056,779
Constellation Brands, Inc. Class A 4,052 759,912
Keurig Dr Pepper, Inc. 32,781 1,133,895
Molson Coors Beverage Co. Class B 4,881 280,804
PepsiCo, Inc. 39,917 5,411,947
Total 16,643,337
Consumer Staples Distribution 0.7%
Target Corp. 13,348 1,290,752
Food Products 2.3%
General Mills, Inc. 16,037 909,939
Kellanova 8,568 709,173
Mondelez International, Inc. Class A 37,666 2,566,185
Total 4,185,297
Total Consumer Staples 22,119,386
Energy  13.9%
Energy Equipment & Services 1.0%
Halliburton Co. 25,248 500,416
Schlumberger NV 40,832 1,357,664
Total 1,858,080
Oil, Gas & Consumable Fuels 12.9%
Chevron Corp. 52,450 7,136,347
ConocoPhillips 37,059 3,302,698
Exxon Mobil Corp. 78,854 8,329,348
Occidental Petroleum Corp. 27,321 1,076,721
Ovintiv, Inc. 7,561 253,898
Phillips 66 12,022 1,251,009
Williams Cos., Inc. (The) 35,442 2,075,838
Total 23,425,859
Total Energy 25,283,939
Financials  12.9%
Banks 1.0%
PNC Financial Services Group, Inc. (The) 11,502 1,848,256
Capital Markets 7.2%
Bank of New York Mellon Corp. (The) 20,900 1,680,569
Cboe Global Markets, Inc. 3,004 666,287
Charles Schwab Corp. (The) 44,194 3,597,392
Common Stocks (continued)
Issuer Shares Value ($)
CME Group, Inc. 10,487 2,905,738
Intercontinental Exchange, Inc. 16,644 2,795,693
Raymond James Financial, Inc. 5,382 737,549
State Street Corp. 8,381 738,366
Total 13,121,594
Insurance 4.7%
Aflac, Inc. 14,583 1,584,881
American International Group, Inc. 17,282 1,408,829
Hartford Financial Services Group, Inc.
(The) 8,442 1,035,580
Marsh & McLennan Cos., Inc. 14,332 3,231,436
Principal Financial Group, Inc. 6,636 492,059
Willis Towers Watson PLC 2,931 902,162
Total 8,654,947
Total Financials 23,624,797
Health Care  4.8%
Health Care Providers & Services 4.8%
Cardinal Health, Inc. 7,037 994,258
Quest Diagnostics, Inc. 3,251 579,393
UnitedHealth Group, Inc. 17,332 7,131,078
Total 8,704,729
Total Health Care 8,704,729
Industrials  16.0%
Aerospace & Defense 4.1%
General Dynamics Corp. 7,850 2,136,142
Lockheed Martin Corp. 6,872 3,283,098
Northrop Grumman Corp. 4,213 2,049,624
Total 7,468,864
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 3,443 307,185
Expeditors International of Washington, Inc. 4,051 445,245
Total 752,430
Building Products 2.2%
A O Smith Corp. 3,382 229,502
Allegion PLC 2,513 349,810
Fortune Brands Innovations, Inc. 3,605 194,021
Masco Corp. 6,065 367,600
Owens Corning 2,488 361,780
Trane Technologies PLC 6,527 2,501,864
Total 4,004,577
Electrical Equipment 0.3%
Hubbell, Inc. 1,570 570,193
Machinery 6.3%
Caterpillar, Inc. 13,931 4,308,440
CNH Industrial NV 23,638 273,492
Cummins, Inc. 3,947 1,159,786
Deere & Co. 7,368 3,415,510
IDEX Corp. 2,201 382,908
Otis Worldwide Corp. 11,570 1,113,844
Pentair PLC 4,722 428,427
Snap-on, Inc. 1,501 471,029
Total 11,553,436
Professional Services 2.7%
Automatic Data Processing, Inc. 11,858 3,564,515
Broadridge Financial Solutions, Inc. 3,384 820,282
Leidos Holdings, Inc. 3,718 547,215
Total 4,932,012
Total Industrials 29,281,512
Information Technology  13.3%
Electronic Equipment, Instruments & Components 0.4%
CDW Corp. 3,875 622,170

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 7
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 7.1%
Accenture PLC Class A 18,213 5,448,419
Cognizant Technology Solutions Corp.
Class A 14,366 1,056,906
International Business Machines Corp. 26,979 6,524,062
Total 13,029,387
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. 14,446 2,815,814
Microchip Technology, Inc. 15,353 707,466
NXP Semiconductors NV 7,405 1,364,816
QUALCOMM, Inc. 32,272 4,791,101
Skyworks Solutions, Inc. 4,680 300,831
Total 9,980,028
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. 38,125 618,388
Total Information Technology 24,249,973
Materials  0.8%
Containers & Packaging 0.8%
Avery Dennison Corp. 2,318 396,633
Crown Holdings, Inc. 3,456 332,916
International Paper Co. 15,094 689,494
Total 1,419,043
Total Materials 1,419,043
Utilities  8.2%
Electric Utilities 4.1%
Alliant Energy Corp. 7,474 456,213
American Electric Power Co., Inc. 15,524 1,681,870
Edison International 11,297 604,503
Entergy Corp. 12,528 1,041,954
Evergy, Inc. 6,623 457,649
Eversource Energy 10,680 635,247
Exelon Corp. 29,298 1,374,076
Common Stocks (continued)
Issuer Shares Value ($)
Xcel Energy, Inc. 16,716 1,181,821
Total 7,433,333
Gas Utilities 0.4%
Atmos Energy Corp. 4,615 741,307
Multi-Utilities 3.7%
Ameren Corp. 7,852 779,232
Consolidated Edison, Inc. 10,090 1,137,648
DTE Energy Co. 6,034 826,658
NiSource, Inc. 13,677 534,907
Public Service Enterprise Group, Inc. 14,527 1,161,143
Sempra 18,480 1,372,510
WEC Energy Group, Inc. 9,254 1,013,498
Total 6,825,596
Total Utilities 15,000,236
Total Common Stocks
(Cost $181,550,909) 180,013,835
Exchange-Traded Equity Funds 0.8%
Issuer Shares Value ($)
Financials  0.8%
Vanguard Financials ETF 11,688 1,364,107
Total Exchange-Traded Equity Funds
(Cost $1,340,578) 1,364,107
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.169%
(a)
905,889 905,889
Total Money Market Funds
(Cost $905,889) 905,889
Total Investments in Securities
(Cost $183,797,376) 182,283,831
Other Assets & Liabilities, Net 245,080
Net Assets 182,528,911
(a) The rate shown is the seven-day current annualized yield at April 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETFs | 2025
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 15,125,774 – – 15,125,774
Consumer Discretionary 15,204,446 – – 15,204,446
Consumer Staples 22,119,386 – – 22,119,386
Energy 25,283,939 – – 25,283,939
Financials 23,624,797 – – 23,624,797
Health Care 8,704,729 – – 8,704,729
Industrials 29,281,512 – – 29,281,512
Information Technology 24,249,973 – – 24,249,973
Materials 1,419,043 – – 1,419,043
Utilities 15,000,236 – – 15,000,236
Total Common Stocks 180,013,835 – – 180,013,835
Exchange-Traded Equity Funds 1,364,107 – – 1,364,107
Money Market Funds 905,889 – – 905,889
Total Investments in Securities 182,283,831 – – 182,283,831
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 9
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,682,846 and $183,797,376, respectively) $32,722,559 $182,283,831
Foreign currency (cost $9,750 and $–) 9,759 –
Receivable for:
Dividends 235,043 256,670
Reclaims receivable 59,150 –
Capital shares sold – 6,518,890
Total assets 33,026,511 189,059,391
Liabilities
Payable for:
Investment management fees 12,055 44,653
Investments purchased – 6,485,827
Total liabilities 12,055 6,530,480
Net assets applicable to outstanding capital stock $33,014,456 $182,528,911
Represented by:
Paid-in capital $29,912,737 $180,369,176
Total distributable earnings (loss) 3,101,719 2,159,735
Total - representing net assets applicable to outstanding capital stock $33,014,456 $182,528,911
Shares outstanding 1,000,000 4,200,000
Net asset value per share $33.01 $43.46

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Active ETFs | 2025
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Investment Income:
Dividends - unaffiliated issuers $656,652 $1,822,740
Foreign taxes withheld (85,143) (1,523)
Total income 571,509 1,821,217
Expenses:
Investment management fees 66,233 230,487
Total expenses 66,233 230,487
Net Investment Income 505,276 1,590,730
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 497,996 2,240,139
In-kind transactions - unaffiliated issuers 201,796 1,375,484
Foreign currency translations (23,751) –
Net realized gain 676,041 3,615,623
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,847,237 (10,221,855)
Foreign currency translations 18,925 –
Net change in unrealized appreciation (depreciation) 1,866,162 (10,221,855)
Net realized and unrealized gain (loss) 2,542,203 (6,606,232)
Net Increase (Decrease) in net assets resulting from operations $3,047,479 $(5,015,502)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 11
Columbia International Equity Income
ETF Columbia U.S. Equity Income ETF
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations
Net investment income $505,276 $408,892 $1,590,730 $1,384,215
Net realized gain 676,041 942,628 3,615,623 4,758,223
Net change in unrealized appreciation (depreciation) 1,866,162 253,485 (10,221,855) 7,295,415
Net increase (decrease) in net assets resulting from operations 3,047,479 1,605,005 (5,015,502) 13,437,853
Distributions to shareholders
Net investment income and net realized gains (546,480) (301,656) (4,226,256) (1,279,098)
Shareholder transactions
Proceeds from shares sold 5,962,512 18,421,780 99,167,657 51,625,885
Cost of shares redeemed (1,603,755) – (6,863,058) (8,300,690)
Net increase in net assets resulting from shareholder
transactions 4,358,757 18,421,780 92,304,599 43,325,195
Increase in net assets 6,859,756 19,725,129 83,062,841 55,483,950
Net Assets:
Net assets beginning of period 26,154,700 6,429,571 99,466,070 43,982,120
Net assets at end of period $33,014,456 $26,154,700 $182,528,911 $99,466,070
Capital stock activity
Shares outstanding, beginning of period 850,000 250,000 2,150,000 1,200,000
Shares sold 200,000 600,000 2,200,000 1,150,000
Shares redeemed (50,000) – (150,000) (200,000)
Shares outstanding, end of period 1,000,000 850,000 4,200,000 2,150,000

FINANCIAL HIGHLIGHTS
Columbia International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Active ETFs | 2025
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of period $30.77 $25.72 $21.99 $26.94 $21.08 $25.78
Income (loss) from investment operations:
Net investment income 0.53 0.85 0.82 0.90 0.82 0.70
Net realized and unrealized gain (loss) 2.35 4.84 3.73 (4.85) 5.83 (4.71)
Total from investment operations 2.88 5.69 4.55 (3.95) 6.65 (4.01)
Less distributions to shareholders:
Net investment income (0.28) (0.64) (0.82) (1.00) (0.79) (0.69)
Net realized gains (0.36) – – – – –
Total distribution to shareholders (0.64) (0.64) (0.82) (1.00) (0.79) (0.69)
Net asset value, end of period $33.01 $30.77 $25.72 $21.99 $26.94 $21.08
Total Return at NAV 9.56% 22.26% 20.70% (14.97)% 31.60% (15.68)%
Total Return at Market Price 9.94% 21.20% 21.46% (15.76)% 32.24% (15.02)%
Ratios to average net assets:
Total gross expenses
(a)
0.45% 0.46%
(b)
0.45%
(c)
0.45% 0.45%
(c)
0.45%
(c)
Total net expenses
(a)(d)
0.45% 0.46%
(b)
0.45%
(c)
0.45% 0.45%
(c)
0.45%
(c)
Net investment income 3.43% 2.81% 3.14% 3.60% 3.07% 3.08%
Supplemental data
Net assets, end of
period
(in thousands) $33,014 $26,155 $6,430 $5,497 $5,389 $4,217
Portfolio turnover 44% 92% 156% 177% 90% 98%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 13
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of period $46.26 $36.65 $36.28 $36.97 $25.42 $28.60
Income (loss) from investment operations:
Net investment income 0.54 0.98 0.97 1.00 0.86 0.78
Net realized and unrealized gain (loss) (1.83) 9.53 0.38 (0.57)
(a)
11.53 (3.15)
Total from investment operations (1.29) 10.51 1.35 0.43 12.39 (2.37)
Less distributions to shareholders:
Net investment income (0.47) (0.90) (0.98) (0.88) (0.84) (0.74)
Net realized gains (1.04) – – (0.24) – (0.07)
Total distribution to shareholders (1.51) (0.90) (0.98) (1.12) (0.84) (0.81)
Net asset value, end of period $43.46 $46.26 $36.65 $36.28 $36.97 $25.42
Total Return at NAV (2.82)% 28.84% 3.72% 1.22% 49.08% (8.18)%
Total Return at Market Price (2.88)% 29.14% 3.29% 1.27% 50.13% (8.64)%
Ratios to average net assets:
Total gross expenses
(b)
0.35% 0.35%
(c)
0.35%
(c)
0.35%
(c)
0.35% 0.35%
Total net expenses
(b)(d)
0.35% 0.35%
(c)
0.35%
(c)
0.35%
(c)
0.35% 0.35%
Net investment income 2.42% 2.25% 2.57% 2.73% 2.55% 2.98%
Supplemental data
Net assets, end of
period
(in thousands) $182,529 $99,466 $43,982 $39,911 $5,545 $5,084
Portfolio turnover 18% 42% 90% 167% 77% 77%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
14 Active ETFs | 2025
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF. Each Fund is
diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETFs | 2025 15
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
16 Active ETFs | 2025
securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETFs | 2025 17
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Fund
Effective investment
management
fee rate (%)
Columbia International Equity Income ETF 0.45
Columbia U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
18 Active ETFs | 2025
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended April 30, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International Equity Income ETF 30,682,846 3,229,004 (1,189,291) 2,039,713
Columbia U.S. Equity Income ETF 183,797,376 8,755,281 (10,268,826) (1,513,545)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International Equity Income ETF 13,080,341 13,324,246
Columbia U.S. Equity Income ETF 24,798,295 27,552,895
Fund Contributions ($)
Columbia International Equity Income ETF 5,895,311
Columbia U.S. Equity Income ETF 98,435,824
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia International Equity Income ETF 1,360,947 1,562,743 201,796
Columbia U.S. Equity Income ETF 5,452,093 6,827,577 1,375,484

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETFs | 2025 19
each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Active management risk
Each Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Each Fund is not an index fund (it does not seek to track the performance of an index). Due to its active management, each Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Environmental, social and governance investment research tools risk
The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment
Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ, and such data may be based on proprietary research based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The
Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors.
Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
Financials sector risk
Columbia International Equity Income ETF is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
20 Active ETFs | 2025
events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia International Equity Income ETF may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe.
Columbia International Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole.
As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK)
from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan
. Columbia International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETFs | 2025 21
Industrials sector risk
Columbia International Equity Income ETF is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR271_10_R01_(06/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Diversified Fixed Income Allocation ETF
Semiannual Financial Statements and Additional
Information
April 30, 2025 (Unaudited)

Indexed ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 20

PORTFOLIO OF INVESTMENTS
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 3
Corporate Bonds   44.3%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
6.528%, 05/01/34 530,000 570,469
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 356,916
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 248,028
RTX Corp.
5.150%, 02/27/33 400,000 404,319
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
274,000 292,211
Textron, Inc.
6.100%, 11/15/33 100,000 104,185
TransDigm , Inc.
6.375%, 03/01/29
(a)
550,000 560,747
6.625%, 03/01/32
(a)
1,000,000 1,024,361
Total 3,561,236
Airlines 0.8%
Air Canada
3.875%, 08/15/26
(a)
487,000 478,028
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
256,667 255,075
5.750%, 04/20/29
(a)
1,028,000 996,348
Avianca Midco 2 PLC
9.625%, 02/14/30
(a)
500,000 437,979
Jetblue Airways Corp. / Jetblue Loyalty LP
9.875%, 09/20/31
(a)
600,000 552,976
Total 2,720,406
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 249,335
Essex Portfolio LP
3.000%, 01/15/30 167,000 154,393
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 92,240
Total 495,968
Automotive 0.9%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
204,000 183,305
Ford Motor Co.
3.250%, 02/12/32 479,000 391,534
General Motors Financial Co., Inc.
5.950%, 04/04/34 100,000 99,579
6.100%, 01/07/34 300,000 301,894
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 286,000 272,163
Nissan Motor Co. Ltd.
4.810%, 09/17/30
(a)
1,538,000 1,420,875
Tenneco, Inc.
8.000%, 11/17/28
(a)
611,000 582,641
Total 3,251,991
Banking 1.6%
American Express Co.
5.625%, 07/28/34 123,000 123,774
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
200,000 204,503
Banco Santander SA
6.350%, 03/14/34 200,000 203,992
6.921%, 08/08/33 200,000 213,130
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Barclays
6.224%, 05/09/34 500,000 520,527
Capital One Financial Corp.
5.817%, 02/01/34 246,000 248,154
6.377%, 06/08/34 250,000 261,052
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
250,000 247,935
6.020%, (SOFRRATE + 1.830%),
01/24/36
(b)
244,000 244,582
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
250,000 255,470
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 63,283
6.645%, 04/25/35 150,000 158,205
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
58,000 58,702
Deutsche Bank AG/New York NY
7.079%, (SOFRRATE + 3.650%),
02/10/34
(b)
250,000 260,842
Discover Financial Services
7.964%, (SOFRINDX + 3.370%),
11/02/34
(b)
250,000 286,714
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(b)
250,000 255,823
HSBC Holdings PLC
6.547%, (SOFRRATE + 2.980%),
06/20/34
(b)
500,000 521,660
Huntington Bancshares, Inc.
2.487%, 08/15/36 200,000 164,402
KeyBank NA/Cleveland OH
5.000%, 01/26/33 250,000 241,125
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 227,541
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
275,000 264,784
Morgan Stanley
5.297%, 04/20/37 400,000 390,063
Regions Financial Corp.
5.502%, 09/06/35 100,000 97,838
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
125,000 127,591
Total 5,641,692
Brokerage/Asset Managers/Exchanges 0.7%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 92,927
Blue Owl Finance LLC
6.250%, 04/18/34 200,000 202,007
CI Financial Corp.
3.200%, 12/17/30 78,000 68,072
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 235,447
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34
(a)
119,000 114,071
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
250,000 245,812

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.125%, 04/30/31
(a)
600,000 618,687
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
400,000 372,012
Jefferies Financial Group, Inc.
6.200%, 04/14/34 200,000 202,650
LPL Holdings, Inc.
5.650%, 03/15/35 122,000 120,612
Nasdaq, Inc.
1.650%, 01/15/31 123,000 105,200
Total 2,377,497
Building Materials 1.2%
Beacon Roofing Supply, Inc.
6.750%, 04/30/32
(a)
500,000 501,329
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
265,000 238,894
6.375%, 03/01/34
(a)
450,000 447,238
CRH America Finance, Inc.
5.500%, 01/09/35 250,000 253,797
Owens Corning
5.700%, 06/15/34 200,000 205,133
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
200,000 201,343
6.750%, 03/01/33
(a)
1,400,000 1,405,343
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 396,813
4.375%, 07/15/30
(a)
450,000 419,257
Total 4,069,147
Cable and Satellite 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,710,000 1,545,927
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 435,000 394,821
Connect Finco Sarl / Connect US Finco LLC
9.000%, 09/15/29
(a)
710,000 663,963
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.000%, 02/15/31
(a)
500,000 475,006
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,065,000 1,050,704
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
490,000 447,488
VZ Secured Financing BV
5.000%, 01/15/32
(a)
465,000 405,566
Total 4,983,475
Chemicals 0.6%
Celanese US Holdings LLC
6.629%, 07/15/32 400,000 393,225
6.750%, 04/15/33 400,000 375,124
Cerdia Finanz GmbH
9.375%, 10/03/31
(a)
200,000 200,785
Dow Chemical Co. (The)
5.150%, 02/15/34 311,000 305,132
Eastman Chemical Co.
5.625%, 02/20/34 300,000 298,754
LYB International Finance III LLC
2.250%, 10/01/30 100,000 87,240
NewMarket Corp.
2.700%, 03/18/31 26,000 22,857
Nutrien Ltd.
5.400%, 06/21/34 75,000 75,267
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tronox , Inc.
4.625%, 03/15/29
(a)
450,000 365,586
Total 2,123,970
Construction Machinery 0.6%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 478,320
Hertz Corp. (The)
12.625%, 07/15/29
(a)
450,000 437,798
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
599,000 584,918
United Rentals North America, Inc.
3.875%, 02/15/31 785,000 717,856
Total 2,218,892
Consumer Cyclical Services 0.7%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 417,047
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
300,000 282,359
CBRE Services, Inc.
5.950%, 08/15/34 250,000 258,663
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
394,000 371,689
Expedia Group, Inc.
5.400%, 02/15/35 119,000 117,165
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
352,000 336,435
Service Corp International
3.375%, 08/15/30 385,000 345,462
Uber Technologies, Inc.
4.800%, 09/15/34 200,000 194,068
Total 2,322,888
Consumer Products 0.2%
Haleon US Capital LLC
3.625%, 03/24/32 300,000 278,370
Opal Bidco SAS
6.500%, 03/31/32
(a)
350,000 350,402
Total 628,772
Diversified Manufacturing 1.2%
Carrier Global Corp.
5.900%, 03/15/34 223,000 234,406
Chart Industries, Inc.
7.500%, 01/01/30
(a)
286,000 297,243
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
900,000 913,603
Ingersoll Rand, Inc.
5.450%, 06/15/34 150,000 151,156
5.700%, 08/14/33 250,000 256,886
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/32 200,000 197,477
Regal Rexnord Corp.
6.400%, 04/15/33 200,000 203,773
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
614,000 603,848
Trane Technologies Financing Ltd.
5.100%, 06/13/34 250,000 250,833
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 289,581
WESCO Distribution, Inc.
7.250%, 06/15/28
(a)
789,000 799,287
Total 4,198,093

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Electric 2.5%
AES Corp. (The)
2.450%, 01/15/31 70,000 59,958
Alpha Generation LLC
6.750%, 10/15/32
(a)
250,000 255,151
American Electric Power Co., Inc.
5.625%, 03/01/33 150,000 153,775
Arizona Public Service Co.
5.700%, 08/15/34 112,000 113,573
Avangrid , Inc.
3.800%, 06/01/29 29,000 28,076
Black Hills Corp.
6.000%, 01/15/35 108,000 111,469
Calpine Corp.
5.125%, 03/15/28
(a)
220,000 217,719
CenterPoint Energy, Inc.
Series B, 6.850%, (US 5 Year CMT
T-Note + 2.946%), 02/15/55
(b)
118,000 118,007
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
660,000 588,209
CMS Energy Corp.
6.500%, (US 5 Year CMT T-Note +
1.961%), 06/01/55
(b)
119,000 116,216
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 262,761
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 94,000 80,566
5.375%, 11/15/32 290,000 293,348
DTE Energy Co.
5.850%, 06/01/34 240,000 247,643
Duke Energy Corp.
2.450%, 06/01/30 431,000 387,167
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 162,375
Exelon Corp.
5.300%, 03/15/33 250,000 253,183
Lightning Power LLC
7.250%, 08/15/32
(a)
500,000 518,424
National Grid PLC
5.418%, 01/11/34 250,000 252,902
NextEra Energy Capital Holdings, Inc.
6.375%, (US 5 Year CMT T-Note +
2.053%), 08/15/55
(b)
250,000 251,108
NRG Energy, Inc.
3.625%, 02/15/31
(a)
499,000 448,152
Pacific Gas and Electric Co.
2.500%, 02/01/31 196,000 169,262
4.550%, 07/01/30 165,000 160,546
PacifiCorp
7.375%, (US 5 Year CMT T-Note +
3.319%), 09/15/55
(b)
250,000 254,739
PG&E Corp.
5.000%, 07/01/28 60,000 58,558
5.250%, 07/01/30 650,000 626,333
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 110,000 93,918
Southern Co. (The)
Series A, 3.700%, 04/30/30 189,000 181,450
5.700%, 03/15/34 100,000 103,481
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series 2025, 6.375%, (US 5
Year CMT T-Note + 2.069%),
03/15/55
(b)
100,000 101,954
Talen Energy Supply LLC
8.625%, 06/01/30
(a)
550,000 586,838
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 811,052
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 297,897
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31
(a)
130,000 130,510
8.625%, 03/15/33
(a)
250,000 249,877
Total 8,746,197
Finance Companies 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 280,000 247,374
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 158,908
Aon Corp.
2.800%, 05/15/30 64,000 58,706
Apollo Debt Solutions BDC
6.550%, 03/15/32
(a)
250,000 251,461
Ares Capital Corp.
5.875%, 03/01/29 58,000 58,513
Ares Strategic Income Fund
6.200%, 03/21/32
(a)
89,000 87,873
Blackstone Private Credit Fund
6.000%, 11/22/34
(a)
250,000 238,934
Blue Owl Credit Income Corp.
6.600%, 09/15/29
(a)
91,000 92,072
Bread Financial Holdings, Inc.
9.750%, 03/15/29
(a)
250,000 263,277
First American Financial Corp.
4.000%, 05/15/30 100,000 94,486
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
610,000 598,768
Freedom Mortgage Holdings LLC
9.250%, 02/01/29
(a)
300,000 305,993
GATX Corp.
4.700%, 04/01/29 86,000 86,000
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(a)
500,000 498,628
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 381,913
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/32
(a)
490,000 508,289
OneMain Finance Corp.
4.000%, 09/15/30 653,000 578,444
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
440,000 422,420
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
251,000 227,123
Sixth Street Specialty Lending, Inc.
5.625%, 08/15/30 127,000 125,636
Total 5,284,818
Food and Beverage 1.3%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 207,416
Constellation Brands, Inc.
4.900%, 05/01/33 125,000 121,867

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
365,000 363,997
General Mills, Inc.
4.950%, 03/29/33 250,000 248,445
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 266,410
Jbs USA Holding Lux Sarl / Jbs USA Food Co./ Jbs Lux Co. Sarl
6.750%, 03/15/34 300,000 325,342
Keurig Dr Pepper, Inc.
5.300%, 03/15/34 300,000 304,888
Kraft Heinz Foods Co.
5.400%, 03/15/35 201,000 202,357
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 328,529
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
250,000 236,601
6.125%, 09/15/32
(a)
250,000 250,926
Pilgrim's Pride Corp.
6.250%, 07/01/33 400,000 416,631
Post Holdings, Inc.
4.625%, 04/15/30
(a)
257,000 242,727
6.375%, 03/01/33
(a)
250,000 247,713
The Campbell's Company
5.400%, 03/21/34 250,000 251,802
US Foods, Inc.
4.750%, 02/15/29
(a)
260,000 252,610
Viking Baked Goods Acquisition Corp.
8.625%, 11/01/31
(a)
255,000 242,254
Total 4,510,515
Gaming 1.1%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
560,000 522,430
Caesars Entertainment, Inc.
7.000%, 02/15/30
(a)
1,093,000 1,119,954
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
400,000 391,351
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 250,000 263,367
Las Vegas Sands Corp.
6.200%, 08/15/34 60,000 58,897
MGM Resorts International
6.125%, 09/15/29 250,000 249,046
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
446,000 392,430
VICI Properties LP
5.125%, 05/15/32 169,000 165,798
Wynn Macau Ltd.
5.625%, 08/26/28
(a)
400,000 381,984
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
370,000 381,907
Total 3,927,164
Health Care 2.9%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
586,000 565,203
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
517,000 539,207
Becton Dickinson and Co.
1.957%, 02/11/31 200,000 171,366
Cencora , Inc.
5.125%, 02/15/34 142,000 142,180
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cigna Group (The)
5.250%, 02/15/34 250,000 252,022
CVS Health Corp.
5.250%, 02/21/33 400,000 396,295
DaVita, Inc.
3.750%, 02/15/31
(a)
996,000 875,243
4.625%, 06/01/30
(a)
410,000 381,305
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 275,000 288,433
HCA, Inc.
5.500%, 06/01/33 410,000 412,169
Hologic , Inc.
3.250%, 02/15/29
(a)
200,000 186,693
Laboratory Corp. of America Holdings
4.800%, 10/01/34 250,000 240,730
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
373,000 408,505
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,666,025
5.250%, 10/01/29
(a)
315,000 299,319
Owens & Minor, Inc.
10.000%, 04/15/30
(a)
300,000 309,266
Quest Diagnostics, Inc.
5.000%, 12/15/34 250,000 247,071
Smith & Nephew PLC
2.032%, 10/14/30 76,000 65,918
Solventum Corp.
5.600%, 03/23/34 301,000 304,453
Star Parent, Inc.
9.000%, 10/01/30
(a)
260,000 263,046
Stryker Corp.
5.200%, 02/10/35 262,000 264,075
Tenet Healthcare Corp.
6.125%, 06/15/30 1,285,000 1,290,812
Universal Health Services, Inc.
2.650%, 10/15/30 338,000 296,267
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34 156,000 155,266
Total 10,020,869
Healthcare Insurance 0.1%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 216,365
Humana, Inc.
2.150%, 02/03/32 254,000 209,026
Total 425,391
Healthcare REIT 0.1%
DOC DR LLC
2.625%, 11/01/31 150,000 129,352
Ventas Realty LP
5.000%, 01/15/35 128,000 123,471
Total 252,823
Independent Energy 1.6%
California Resources Corp.
8.250%, 06/15/29
(a)
490,000 467,235
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
180,000 181,646
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
290,000 284,907
8.750%, 07/01/31
(a)
700,000 664,816
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
665,000 602,576

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Coterra Energy, Inc.
5.400%, 02/15/35 200,000 193,194
Crescent Energy Finance LLC
9.250%, 02/15/28
(a)
775,000 783,306
Devon Energy Corp.
4.500%, 01/15/30 220,000 214,957
Diamondback Energy, Inc.
6.250%, 03/15/33 350,000 365,633
EQT Corp.
4.750%, 01/15/31
(a)
86,000 83,026
6.500%, 07/01/27
(a)
39,000 39,648
Occidental Petroleum Corp.
6.625%, 09/01/30 302,000 312,857
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
750,000 732,942
Vital Energy, Inc.
7.875%, 04/15/32
(a)
595,000 459,527
Woodside Finance Ltd.
5.100%, 09/12/34 140,000 133,837
Total 5,520,107
Leisure 1.0%
Carnival Corp.
5.750%, 03/01/27
(a)
1,106,000 1,102,417
6.000%, 05/01/29
(a)
250,000 248,471
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
374,000 378,297
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
293,000 291,693
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
314,000 313,652
6.000%, 02/01/33
(a)
750,000 752,060
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
250,000 252,292
Total 3,338,882
Life Insurance 0.4%
Athene Holding Ltd.
5.875%, 01/15/34 275,000 278,677
CNO Financial Group, Inc.
6.450%, 06/15/34 83,000 85,609
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 441,589
Equitable Holdings, Inc.
6.700%, (US 5 Year CMT T-Note +
2.390%), 03/28/55
(b)
113,000 111,919
Globe Life, Inc.
2.150%, 08/15/30 26,000 22,578
MetLife, Inc.
Series G, 6.350%, (US 5 Year CMT
T-Note + 2.078%), 03/15/55
(b)
118,000 117,304
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
200,000 187,765
Reinsurance Group of America, Inc.
6.650%, (US 5 Year CMT T-Note +
2.392%), 09/15/55
(b)
95,000 92,278
Total 1,337,719
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
990,000 876,416
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower
Esc
6.625%, 01/15/32
(a)
530,000 520,355
Hyatt Hotels Corp.
5.750%, 03/30/32 113,000 113,217
Marriott International, Inc.
5.300%, 05/15/34 200,000 197,450
Marriott International, Inc./MD
5.500%, 04/15/37 200,000 195,087
Total 1,902,525
Media and Entertainment 1.4%
AppLovin Corp.
5.500%, 12/01/34 250,000 249,681
Clear Channel Outdoor Holdings, Inc.
7.875%, 04/01/30
(a)
275,000 275,277
Fox Corp.
6.500%, 10/13/33 250,000 265,896
Gray Media, Inc.
10.500%, 07/15/29
(a)
450,000 461,965
NetFlix , Inc.
4.900%, 08/15/34 118,000 118,813
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
435,000 409,447
Paramount Global
6.375%, 03/30/62 300,000 288,398
ROBLOX Corp.
3.875%, 05/01/30
(a)
349,000 322,730
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
390,000 372,288
Snap, Inc.
6.875%, 03/01/33
(a)
500,000 499,194
Stagwell Global LLC
5.625%, 08/15/29
(a)
400,000 377,875
Univision Communications, Inc.
4.500%, 05/01/29
(a)
504,000 432,717
6.625%, 06/01/27
(a)
440,000 426,022
Warnermedia Holdings, Inc.
4.279%, 03/15/32 590,000 505,251
Total 5,005,554
Media Cable 0.7%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,264,000 1,222,050
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
500,000 366,392
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
968,000 911,800
Total 2,500,242
Metals and Mining 0.7%
ArcelorMittal SA
6.800%, 11/29/32 250,000 268,923
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
250,000 242,253
7.000%, 03/15/32
(a)
555,000 522,636
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
593,000 536,591
Mineral Resources Ltd.
9.250%, 10/01/28
(a)
200,000 188,923
Newmont Corp.
2.250%, 10/01/30 102,000 90,955
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34 100,000 101,572

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Steel Dynamics, Inc.
5.250%, 05/15/35 145,000 143,525
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 381,111
Total 2,476,489
Midstream 2.7%
Boardwalk Pipelines LP
3.400%, 02/15/31 60,000 54,524
Cheniere Energy Partners LP
5.750%, 08/15/34 200,000 200,497
5.950%, 06/30/33 150,000 153,310
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 720,846
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 125,732
4.375%, 06/15/31
(a)
512,000 472,359
Enbridge, Inc.
5.700%, 03/08/33 500,000 510,218
Energy Transfer LP
6.550%, 12/01/33 440,000 463,346
Kinder Morgan, Inc.
5.400%, 02/01/34 300,000 296,686
Kinetik Holdings LP
5.875%, 06/15/30
(a)
583,000 569,875
MPLX LP
2.650%, 08/15/30 272,000 243,393
5.500%, 06/01/34 150,000 147,330
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
700,000 658,427
ONEOK, Inc.
6.050%, 09/01/33 355,000 364,478
Plains All American Pipeline LP
5.950%, 06/15/35 193,000 193,114
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34
(a)
250,000 242,693
Targa Resources Corp.
6.500%, 03/30/34 300,000 315,651
TransCanada PipeLines Ltd.
7.000%, (US 5 Year CMT T-Note +
2.614%), 06/01/65
(b)
89,000 87,396
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
870,000 782,510
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
250,000 248,412
9.500%, 02/01/29
(a)
1,300,000 1,347,019
Venture Global Plaquemines LNG LLC
7.500%, 05/01/33
(a)
400,000 410,587
7.750%, 05/01/35
(a)
400,000 410,751
Western Midstream Operating LP
5.450%, 11/15/34 200,000 190,648
Williams Cos., Inc. (The)
2.600%, 03/15/31 280,000 247,407
Total 9,457,209
Natural Gas 0.1%
NiSource, Inc.
5.350%, 04/01/34 150,000 150,885
Sempra
5.500%, 08/01/33 250,000 251,272
Total 402,157
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Office REIT 0.1%
Boston Properties LP
6.500%, 01/15/34 210,000 220,328
CubeSmart LP
2.000%, 02/15/31 98,000 83,579
Total 303,907
Oil Field Services 0.6%
Noble Finance II LLC
8.000%, 04/15/30
(a)
350,000 333,118
Transocean, Inc.
8.750%, 02/15/30
(a)
276,000 269,338
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
160,000 161,510
Valaris Ltd.
8.375%, 04/30/30
(a)
500,000 468,037
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 692,737
Total 1,924,740
Other Financial Institutions 0.1%
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 367,436
Other Industry 0.2%
Booz Allen Hamilton, Inc.
5.950%, 04/15/35 156,000 155,200
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 255,109
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 102,197
Total 512,506
Other REIT 0.1%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 57,261
Extra Space Storage LP
2.550%, 06/01/31 240,000 207,901
Host Hotels & Resorts LP
5.500%, 04/15/35 200,000 193,126
Total 458,288
Other Utility 0.1%
American Water Capital Corp.
4.450%, 06/01/32 150,000 146,018
Essential Utilities, Inc.
2.704%, 04/15/30 46,000 41,873
Total 187,891
Packaging 0.8%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 256,649
Ball Corp.
2.875%, 08/15/30 588,000 520,421
6.000%, 06/15/29 320,000 326,624
Berry Global, Inc.
5.650%, 01/15/34 160,000 161,524
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32
(a)
350,000 358,056
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
980,000 981,903
Total 2,605,177
Paper 0.1%
Mercer International, Inc.
5.125%, 02/01/29 150,000 123,241

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Smurfit Kappa Treasury ULC
5.438%, 04/03/34
(a)
250,000 249,867
Total 373,108
Pharmaceuticals 1.3%
1261229 BC Ltd.
10.000%, 04/15/32
(a)
1,000,000 979,881
Amgen, Inc.
5.250%, 03/02/33 652,000 658,807
Cardinal Health, Inc.
5.350%, 11/15/34 250,000 250,946
CVS Health Corp.
7.000%, 03/10/55 750,000 758,808
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 345,624
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 565,963
5.125%, 04/30/31
(a)
940,000 788,582
Takeda Pharmaceutical Co. Ltd.
5.300%, 07/05/34 200,000 201,877
Total 4,550,488
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
500,000 503,121
7.000%, 01/15/31
(a)
450,000 456,486
AON North America, Inc.
5.450%, 03/01/34 300,000 305,078
Arthur J Gallagher & Co.
5.150%, 02/15/35 250,000 248,212
Assurant, Inc.
2.650%, 01/15/32 40,000 33,728
Brown & Brown, Inc.
2.375%, 03/15/31 24,000 20,730
CNA Financial Corp.
5.125%, 02/15/34 250,000 246,282
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 165,000 167,298
6.000%, 12/07/33 200,000 207,714
Fidelity National Financial, Inc.
3.400%, 06/15/30 8,000 7,357
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
450,000 462,375
HUB International Ltd.
7.250%, 06/15/30
(a)
1,085,000 1,125,319
Markel Group, Inc.
3.350%, 09/17/29 44,000 42,013
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
964,000 989,445
Total 4,815,158
Railroads 0.1%
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 223,954
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 201,912
Refining 0.3%
HF Sinclair Corp.
6.250%, 01/15/35 200,000 192,421
Marathon Petroleum Corp.
5.700%, 03/01/35 195,000 190,710
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 476,805
Phillips 66 Co.
3.150%, 12/15/29 120,000 112,390
5.300%, 06/30/33 160,000 158,503
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,904
Total 1,151,733
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,286,000 1,170,723
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
300,000 278,265
McDonald's Corp.
4.950%, 08/14/33 192,000 193,902
Starbucks Corp.
4.800%, 02/15/33 250,000 246,856
Yum! Brands, Inc.
3.625%, 03/15/31 302,000 272,644
4.625%, 01/31/32 285,000 268,489
Total 2,430,879
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 85,034
Retail REIT 0.2%
Brixmor Operating Partnership LP
5.500%, 02/15/34 300,000 299,528
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 240,794
NNN REIT, Inc.
5.500%, 06/15/34 100,000 100,243
Total 640,565
Retailers 1.2%
AutoZone, Inc.
4.750%, 02/01/33 100,000 97,623
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
314,000 319,710
Belron UK Finance PLC
5.750%, 10/15/29
(a)
250,000 249,465
Dollar General Corp.
5.450%, 07/05/33 210,000 211,898
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
730,000 690,170
Lowe's Cos., Inc.
5.000%, 04/15/33 240,000 239,154
5.150%, 07/01/33 100,000 100,413
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
500,000 477,306
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
660,000 697,695
11.250%, 02/15/27
(a)
550,000 590,776
Tapestry, Inc.
5.500%, 03/11/35 100,000 97,439
Tractor Supply Co.
5.250%, 05/15/33 200,000 200,705
Total 3,972,354
Ship Building 0.0%
Huntington Ingalls Industries, Inc.
5.749%, 01/15/35 59,000 60,129

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
491,000 458,397
Kroger Co. (The)
5.000%, 09/15/34 300,000 293,732
Total 752,129
Technology 4.3%
Amdocs Ltd.
2.538%, 06/15/30 92,000 81,686
Arrow Electronics, Inc.
5.875%, 04/10/34 59,000 59,383
Block, Inc.
3.500%, 06/01/31 679,000 606,648
6.500%, 05/15/32
(a)
200,000 204,539
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
740,000 780,377
Broadcom, Inc.
4.926%, 05/15/37
(a)
450,000 431,210
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 180,743
CGI, Inc.
2.300%, 09/14/31 45,000 38,622
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 137,873
4.875%, 07/01/29
(a)
500,000 455,018
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,642,000 1,643,081
8.250%, 06/30/32
(a)
500,000 521,863
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,040
5.400%, 04/15/34 300,000 299,643
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 438,044
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 89,000 90,646
Fiserv, Inc.
5.625%, 08/21/33 300,000 305,459
Gen Digital, Inc.
6.250%, 04/01/33
(a)
200,000 199,526
6.750%, 09/30/27
(a)
300,000 305,052
Global Payments, Inc.
5.400%, 08/15/32 200,000 199,092
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 360,000 347,545
HP, Inc.
5.500%, 01/15/33 110,000 109,463
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 646,777
Intel Corp.
5.200%, 02/10/33 395,000 387,819
Iron Mountain, Inc.
5.250%, 07/15/30
(a)
792,000 769,524
Keysight Technologies, Inc.
4.950%, 10/15/34 150,000 145,678
Kyndryl Holdings, Inc.
3.150%, 10/15/31 92,000 80,803
Leidos , Inc.
2.300%, 02/15/31 60,000 51,819
Micron Technology, Inc.
2.703%, 04/15/32 250,000 212,004
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.050%, 11/01/35 100,000 101,466
Motorola Solutions, Inc.
5.400%, 04/15/34 250,000 252,620
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 538,416
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
822,000 731,235
NetApp, Inc.
5.500%, 03/17/32 155,000 156,593
Oracle Corp.
4.900%, 02/06/33 500,000 491,194
Paychex, Inc.
5.600%, 04/15/35 250,000 253,904
Roper Technologies, Inc.
4.900%, 10/15/34 300,000 290,909
Sensata Technologies BV
4.000%, 04/15/29
(a)
320,000 294,406
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
308,000 312,389
Synopsys, Inc.
5.150%, 04/01/35 500,000 501,623
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 926,600
Verisk Analytics, Inc.
5.250%, 06/05/34 158,000 159,068
Workday, Inc.
3.800%, 04/01/32 80,000 73,970
Total 14,816,370
Tobacco 0.1%
Altria Group, Inc.
6.875%, 11/01/33 114,000 125,493
BAT Capital Corp
6.421%, 08/02/33 240,000 256,824
Total 382,317
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31
(a)
275,000 237,281
GXO Logistics, Inc.
2.650%, 07/15/31 100,000 84,443
Total 321,724
Wireless 1.1%
American Tower Corp.
1.875%, 10/15/30 250,000 215,155
Crown Castle, Inc.
5.800%, 03/01/34 150,000 153,316
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 228,612
5.300%, 02/15/34 250,000 246,631
7.125%, 04/15/55 500,000 497,722
SBA Communications Corp.
3.125%, 02/01/29 748,000 692,846
3.875%, 02/15/27 172,000 168,445
T-Mobile USA, Inc.
5.200%, 01/15/33 469,000 471,342
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
200,000 174,425
4.750%, 07/15/31
(a)
534,000 469,201
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
250,000 222,460

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Zegona Finance PLC
8.625%, 07/15/29
(a)
300,000 319,654
Total 3,859,809
Wirelines 1.4%
AT&T, Inc.
5.400%, 02/15/34 299,000 305,202
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 247,308
6.875%, 09/15/55 500,000 501,053
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
766,000 758,541
Iliad Holding SASU
7.000%, 10/15/28
(a)
647,000 654,747
Level 3 Financing, Inc.
11.000%, 11/15/29
(a)
800,000 894,947
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
886,000 940,935
Verizon Communications, Inc.
4.780%, 02/15/35 400,000 388,711
Total 4,691,444
Total Corporate Bonds
(Cost $156,483,860) 153,391,740
Foreign Government Obligations
(c),(d)
  29.8%
Principal
Amount ($) Value ($)
Australia 1.0%
Australia Government Bond
Series 158, 1.250%, 05/21/32 AUD 675,000 363,018
Series 163, 1.000%, 11/21/31 AUD 5,437,000 2,922,330
Total 3,285,348
Brazil 1.6%
Brazilian Government International Bond
6.000%, 10/20/33 1,961,000 1,936,643
6.625%, 03/15/35 2,150,000 2,148,019
Petrobras Global Finance BV
6.500%, 07/03/33 1,069,000 1,080,365
6.000%, 01/13/35 300,000 284,102
Total 5,449,129
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 4,350,000 3,139,109
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,150,000 1,162,578
Series REGS, 6.440%, 01/26/36 750,000 774,860
Total 1,937,438
Colombia 1.6%
Colombia Government International Bond
3.125%, 04/15/31 300,000 241,719
7.500%, 02/02/34 2,732,000 2,664,127
Ecopetrol SA
8.875%, 01/13/33 2,936,000 2,936,682
Total 5,842,528
Costa Rica 0.6%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,040,858
Dominican Republic 1.0%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,672,000 3,297,781
France 0.9%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
French Republic Government Bond OAT
Series OAT, 1.250%, 05/25/34
(a)
EUR 2,125,000 2,076,146
Series OAT, 1.500%, 05/25/31
(a)
EUR 980,000 1,046,887
Total 3,123,033
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
2.300%, 02/15/33 EUR 2,773,000 3,159,007
Guatemala 0.4%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,249,807
Hungary 0.8%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 1,802,000 1,463,484
Series REGS, 5.500%, 03/26/36 1,500,000 1,418,169
Total 2,881,653
India 0.4%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,700,000 1,471,196
Indonesia 1.4%
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,260,000 2,714,164
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,000,000 1,963,022
Total 4,677,186
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 1,093,000 1,403,803
Series 31Y, 4.000%, 02/01/37
(a)
EUR 1,470,000 1,732,850
Total 3,136,653
Ivory Coast 0.6%
Ivory Coast Government International Bond
Series REGS, 8.250%, 01/30/37 1,300,000 1,195,675
Series REGS, 6.125%, 06/15/33 1,000,000 857,044
Total 2,052,719
Japan 1.0%
Japan Government Ten Year Bond
Series 368, 0.200%, 09/20/32 JPY 249,500,000 1,647,429
Series 366, 0.200%, 03/20/32 JPY 72,000,000 478,952
Series 371, 0.400%, 06/20/33 JPY 185,000,000 1,227,160
Total 3,353,541
Kazakhstan 0.3%
KazMunayGas National Co. JSC
Series REGS, 3.500%, 04/14/33 1,000,000 830,510
Series REGS, 5.375%, 04/24/30 330,000 323,908
Total 1,154,418
Mexico 2.0%
Comision Federalde Electricidad
Series REGS, 6.450%, 01/24/35 1,500,000 1,436,416
Mexico Government International Bond
6.000%, 05/07/36 4,333,000 4,141,820
6.875%, 05/13/37 1,385,000 1,402,689
Total 6,980,925
Morocco 0.8%
Morocco Government International Bond
Series REGS, 6.500%, 09/08/33 1,225,000 1,265,742
OCP SA
Series REGS, 6.750%, 05/02/34 1,300,000 1,311,996
Total 2,577,738
New Zealand 0.9%
New Zealand Government Bond
Series 0531, 1.500%, 05/15/31 NZD 902,000 464,648

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2025
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series 0433, 3.500%, 04/14/33 NZD 4,775,000 2,692,742
Total 3,157,390
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 2,530,000 216,844
Series 486, 3.000%, 08/15/33
(a)
NOK 25,650,000 2,329,590
Series 484, 2.125%, 05/18/32
(a)
NOK 6,350,000 549,315
Total 3,095,749
Oman 0.6%
Oman Government International Bond
Series REGS, 6.250%, 01/25/31 1,800,000 1,887,033
Series REGS, 7.375%, 10/28/32 200,000 223,927
Total 2,110,960
Panama 0.9%
Panama Government International Bond
6.700%, 01/26/36 581,000 560,229
2.252%, 09/29/32 1,975,000 1,448,327
6.400%, 02/14/35 1,000,000 946,120
Total 2,954,676
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 348,000 342,528
Series REGS, 2.739%, 01/29/33 1,000,000 840,481
Total 1,183,009
Peru 1.0%
Peruvian Government International Bond
2.783%, 01/23/31 1,026,000 910,316
3.000%, 01/15/34 3,009,000 2,513,023
Total 3,423,339
Philippines 0.6%
Philippine Government International Bond
9.500%, 02/02/30 1,122,000 1,357,420
6.375%, 10/23/34 390,000 425,720
3.950%, 01/20/40 400,000 340,035
Total 2,123,175
Romania 0.7%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 1,888,539
5.750%, 03/24/35 250,000 221,370
Series REGS, 7.125%, 01/17/33 420,000 423,618
Total 2,533,527
Serbia 0.5%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 500,000 494,355
Series REGS, 6.500%, 09/26/33 1,150,000 1,185,824
Total 1,680,179
South Africa 0.6%
Republic of South Africa Government
International Bond
5.875%, 06/22/30 924,000 894,980
7.100%, 11/19/36 1,300,000 1,239,505
Total 2,134,485
Sweden 0.9%
Sweden Government Bond
Series 1062, 0.125%, 05/12/31 SEK 14,620,000 1,351,191
Series 1065, 1.750%, 11/11/33 SEK 18,000,000 1,796,866
Total 3,148,057
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,083,000 3,194,467
United Arab Emirates 1.4%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
DP World PLC
Series REGS, 6.850%, 07/02/37 2,040,000 2,228,629
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,496,060
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,294,892
Total 5,019,581
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,295,000 3,099,435
Uruguay 0.8%
Uruguay Government International Bond
5.750%, 10/28/34 1,640,000 1,713,017
4.375%, 01/23/31 1,159,000 1,146,622
Total 2,859,639
Uzbekistan 0.2%
Republic of Uzbekistan International Bond
6.900%, 02/28/32 750,000 750,951
Total Foreign Government Obligations
(Cost $105,113,732) 103,278,686
Residential Mortgage-Backed Securities - Agency   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 14.3%
4.500%, 05/15/55
(e)
2,460,000 2,352,376
5.000%, 05/15/55
(e)
8,820,000 8,633,159
5.500%, 05/15/55
(e)
16,175,000 16,140,082
6.000%, 05/15/55
(e)
14,390,000 14,597,377
6.500%, 05/15/55
(e)
7,475,000 7,697,527
Total 49,420,521
Federal National Mortgage Association 0.4%
3.500%, 04/01/49 39,420 36,024
3.500%, 08/01/49 114,576 104,622
3.500%, 09/01/49 216,764 197,933
3.500%, 09/01/49 129,450 118,177
3.500%, 10/01/49 136,956 125,015
3.500%, 12/01/49 155,974 142,326
3.500%, 02/01/50 157,601 143,391
4.000%, 09/01/47 168,155 158,909
4.000%, 03/01/48 306,038 289,219
4.000%, 05/01/49 32,865 30,967
Total 1,346,583
Federal Home Loan Mortgage
Corporation
0.3%
3.500%, 08/01/47 383,091 352,080
3.500%, 08/01/49 110,869 101,249
3.500%, 09/01/49 133,582 121,963
3.500%, 10/01/49 149,458 136,294
3.500%, 11/01/49 145,682 133,011
3.500%, 02/01/50 163,115 148,669
4.000%, 08/01/49 112,374 105,885
4.000%, 09/01/49 145,888 137,463
Total 1,236,614
Total Residential Mortgage-Backed
Securities - Agency
(Cost $52,058,695) 52,003,718
Treasury Bills   7.2%
Principal
Amount ($) Value ($)
United States 7.2%
U.S. Treasury Bill
4.329%, 05/29/25 10,000,000 9,967,206

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 13
Notes to Portfolio of Investments
Treasury Bills (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.331%, 06/26/25 15,000,000 14,901,206
Total 24,868,412
Total Treasury Bills
(Cost $24,868,239) 24,868,412
U.S. Treasury Obligations   9.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.5%
2.750%, 08/15/42 6,826,000 5,268,819
3.000%, 05/15/42 3,960,000 3,187,800
3.250%, 05/15/42 4,810,000 4,016,350
4.125%, 08/15/44 50,000 46,344
4.125%, 08/15/53 2,166,000 1,963,953
4.250%, 02/15/54 1,947,000 1,803,713
4.250%, 08/15/54 640,000 593,800
4.375%, 08/15/43 1,610,000 1,552,392
4.500%, 02/15/44 1,970,000 1,925,367
4.500%, 11/15/54 1,290,000 1,249,486
4.625%, 11/15/44 250,000 247,656
4.625%, 02/15/55 300,000 297,047
4.750%, 11/15/43 1,000,000 1,010,781
4.750%, 02/15/45 720,000 725,175
4.750%, 11/15/53 2,102,000 2,114,481
Total 26,003,164
U.S. Treasury Note 2.3%
3.500%, 02/15/33 828,000 800,055
3.875%, 08/15/33 2,197,000 2,169,194
4.000%, 02/15/34 1,619,000 1,607,110
4.250%, 11/15/34 400,000 403,188
4.375%, 05/15/34 874,000 890,934
4.500%, 11/15/33 1,678,000 1,729,913
4.625%, 02/15/35 505,000 524,016
Total 8,124,410
Total U.S. Treasury Obligations
(Cost $35,061,041) 34,127,574
Money Market Funds 6.9%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.150%
(f)
23,862,089 23,862,089
Total Money Market Funds
(Cost $23,862,089) 23,862,089
Total Investments in Securities
(Cost $397,447,656) 391,532,219
Other Assets & Liabilities, Net (44,923,584)
Net Assets 346,608,635
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to
$103,057,834, which represents 29.73% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2025
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 153,391,740 – 153,391,740

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 15
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Foreign Government Obligations – 103,278,686 – 103,278,686
Residential Mortgage-Backed Securities - Agency – 52,003,718 – 52,003,718
Treasury Bills – 24,868,412 – 24,868,412
U.S. Treasury Obligations – 34,127,574 – 34,127,574
Money Market Funds 23,862,089 – – 23,862,089
Total Investments in Securities 23,862,089 367,670,130 – 391,532,219
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2025
Assets
Investments in securities, at value
Unaffiliated issuers (cost $397,447,656) $391,532,219
Cash 306,684
Receivable for:
Investments sold 7,209,538
Interest 3,998,867
Investments sold on a delayed delivery basis 297,827
Reclaims receivable 129,181
Dividends 17,475
Total assets 403,491,791
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 49,572,421
Investments purchased 7,229,422
Investment management fees 79,916
Due to custodian 1,397
Total liabilities 56,883,156
Net assets applicable to outstanding capital stock $346,608,635
Represented by:
Paid-in c apital $456,827,480
Total distributable earnings (loss) (110,218,845)
Total - representing net assets applicable to outstanding capital stock $346,608,635
Shares outstanding 19,350,000
Net asset value per share $17.91

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 17
3
Investment Income:
Interest $9,028,397
Dividends - unaffiliated issuers 309,489
Foreign taxes withheld (256)
Total income 9,337,630
Expenses:
Investment management fees 515,034
Total expenses 515,034
Net Investment Income 8,822,596
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (4,195,254)
In-kind transactions - unaffiliated issuers (1,739,650)
Foreign currency translations (3,846)
Net realized loss (5,938,750)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 5,583,514
Foreign currency translations 24,035
Net change in unrealized appreciation 5,607,549
Net realized and unrealized loss (331,201)
Net Increase in net assets resulting from operations $8,491,395

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2025
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations
Net investment income $8,822,596 $17,496,174
Net realized loss (5,938,750) (13,495,949)
Net change in unrealized appreciation 5,607,549 41,372,677
Net increase in net assets resulting from operations 8,491,395 45,372,902
Distributions to shareholders
Net investment income and net realized gains (8,985,699) (17,268,686)
Shareholder transactions
Proceeds from shares sold 33,956,839 96,035,165
Cost of shares redeemed (68,340,748) (89,972,643)
Net increase (decrease) in net assets resulting from shareholder transactions (34,383,909) 6,062,522
Increase (decrease) in net assets (34,878,213) 34,166,738
Net Assets:
Net assets beginning of period 381,486,848 347,320,110
Net assets at end of period $346,608,635 $381,486,848
Capital stock activity
Shares outstanding, beginning of period 21,300,000 21,050,000
Shares sold 1,900,000 5,400,000
Shares redeemed (3,850,000) (5,150,000)
Shares outstanding, end of period 19,350,000 21,300,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 19
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months
Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of period $17.91 $16.50 $16.80 $21.29 $21.36 $20.78
Income (loss) from investment operations:
Net investment income 0.42 0.81 0.68 0.54 0.50 0.60
Net realized and unrealized gain (loss) 0.01
(a)
1.40 (0.30)
(a)
(4.48) (0.04) 0.57
Total from investment operations 0.43 2.21 0.38 (3.94) 0.46 1.17
Less distributions to shareholders:
Net investment income (0.43) (0.80) (0.68) (0.55) (0.53) (0.59)
Total distribution to shareholders (0.43) (0.80) (0.68) (0.55) (0.53) (0.59)
Net asset value, end of period $17.91 $17.91 $16.50 $16.80 $21.29 $21.36
Total Return at NAV 2.43% 13.54% 2.10% (18.80)% 2.16% 5.71%
Total Return at Market Price 2.49% 13.45% 2.22% (18.87)% 1.97% 5.69%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28% 0.28%
(c)
0.28%
(c)
0.28% 0.28%
Total net expenses
(b)(d)
0.28% 0.28% 0.28%
(c)
0.28%
(c)
0.28% 0.28%
Net investment income 4.80% 4.56% 3.86% 2.78% 2.34% 2.87%
Supplemental data
Net assets, end of
period
(in thousands) $346,609 $381,487 $347,320 $572,031 $1,215,511 $536,060
Portfolio turnover 93% 187% 184% 198% 171% 156%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
20 Indexed ETF | 2025
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the
ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the
CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 21
amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
22 Indexed ETF | 2025
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 23
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
24 Indexed ETF | 2025
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
397,447,656 3,818,133 (9,733,570) (5,915,437)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 25
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $353,920,740 and $357,942,269, respectively, for the six months ended April 30, 2025, of which
$316,005,701 and $321,601,421, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2025, the cost basis of securities contributed was $26,081,840.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2025, the in-kind redemption cost basis was $58,278,902, the proceeds from sales were
$56,539,252 and the net realized loss was $1,739,650.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
52,765,467 45,640,387 98,405,854

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
26 Indexed ETF | 2025
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3%
if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress.
Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments)
may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the
Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 27
different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR290_10_R01_(06/25)
CET002279
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Multi-Sector Municipal Income ETF
Semiannual Financial Statements and Additional
Information
April 30, 2025 (Unaudited)

Indexed ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 19

PORTFOLIO OF INVESTMENTS
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 3
Municipal Bonds   98.4%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.4%
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 387,834
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 500,932
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 237,605
4.000%, 09/01/36 525,000 504,726
Total Alabama 1,631,097
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 334,739
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,542,823
Maricopa County Industrial Development
Authority
Revenue Bonds
4.000% 01/01/38, Series A 1,720,000 1,643,320
5.000% 12/01/45, Series D 725,000 742,198
4.000% 10/15/47
(a)
1,000,000 822,231
Maricopa County Special Health Care
District
Series D
5.000%, 07/01/32 875,000 947,839
Sierra Vista Industrial Development
Authority
Revenue Bonds
5.000%, 06/15/44
(a)
325,000 311,646
Total Arizona 6,344,796
Arkansas 0.2%
Arkansas Development Finance Authority
Revenue Bonds
4.500%, 09/01/49
(a)
1,000,000 881,242
Colorado 5.4%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/34 500,000 509,745
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 165,059
5.000%, 12/01/29 555,000 572,106
5.000%, 11/15/30 2,700,000 2,845,280
5.000%, 12/01/30 150,000 157,534
5.000%, 11/15/32 950,000 1,005,371
5.000%, 11/15/37 1,000,000 1,040,798
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 885,264
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34, Series A 1,000,000 1,087,257
5.000% 08/01/35, Series A-1 500,000 519,700
4.000% 08/01/37, Series A 370,000 349,444
4.000% 08/01/38, Series A-1 500,000 467,055
4.000% 11/15/38 830,000 800,798
4.000% 11/01/39, Series A 280,000 258,701
5.000% 11/01/39, Series A 180,000 184,807
5.000% 11/15/41, Series A 250,000 260,729
4.000% 11/15/43, Series A 790,000 713,833
4.000% 08/01/44, Series A-1 1,190,000 1,075,020
5.000% 08/01/44, Series A-2 1,200,000 1,189,118
5.000% 11/01/44, Series A 700,000 706,154
4.000% 11/15/46, Series A 715,000 624,732
4.000% 08/01/49, Series A 500,000 431,669
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,000,000 1,095,538
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 95,447
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,055,968
5.000% 12/15/31, Series A 435,000 472,294
5.000% 12/15/33, Series A 1,000,000 1,076,093
4.000% 12/15/36, Series A 500,000 502,109
3.000% 12/15/37, Series A 250,000 221,076
4.000% 12/15/38, Series A 515,000 504,822
4.000% 03/15/46, Series S 1,000,000 906,771
Total Colorado 21,780,292
Connecticut 4.3%
City of Hartford CT
Revenue Bonds
5.000%, 04/01/29 1,395,000 1,487,840
Connecticut Housing Finance Authority
Series F-1
Revenue Bonds
4.200%, 11/15/39 1,000,000 976,808
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,740,000 1,806,162
5.000% 07/01/35, Series A 265,000 273,465
3.000% 07/01/39, Series A 345,000 275,280
5.000% 12/01/45 775,000 775,433
5.000% 09/01/46, Series A
(a)
500,000 456,635
State of Connecticut
5.000% 09/15/28, Series D 1,000,000 1,057,848
5.000% 09/15/30, Series D 650,000 707,611
5.000% 11/15/32, Series E 670,000 744,078
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 10/01/31, Series B 510,000 535,033
5.000% 05/01/33, Series A 465,000 504,399
5.000% 05/01/35, Series A 950,000 1,022,651
4.000% 05/01/36, Series A 745,000 753,076
4.000% 09/01/36, Series A 750,000 739,133
4.000% 05/01/37, Series A 1,500,000 1,507,218
5.000% 10/01/37, Series B 1,000,000 1,038,196

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 05/01/38, Series A 1,000,000 997,932
4.000% 11/01/39, Series D 910,000 893,629
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 653,199
Total Connecticut 17,205,626
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 563,532
5.000%, 10/01/40 715,000 739,450
5.000%, 10/01/45 1,205,000 1,227,699
Total Delaware 2,530,681
District of Columbia 1.2%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 479,858
4.000% 07/15/40 130,000 118,234
District of Columbia
5.000% 10/15/32, Series A 200,000 211,955
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/30 200,000 204,776
5.000% 10/01/30, Series A 750,000 791,224
5.000% 10/01/32, Series A 350,000 370,072
5.250% 10/01/45, Series A 1,000,000 1,024,442
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 106,097
0.000% 10/01/37, Series A
(b)
2,500,000 1,347,691
Total District of Columbia 4,654,349
Florida 5.5%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 152,853
5.000%, 12/01/37 285,000 289,231
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,548,392
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/33, Series B 1,000,000 1,094,900
5.000% 07/01/34, Series D 645,000 690,315
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 385,000 398,014
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 974,190
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 166,616
4.000%, 07/01/39 500,000 468,685
County of Miami-Dade Fl Aviation Revenue,
Series A
Revenue Bonds
5.000%, 10/01/34 1,000,000 1,053,753
5.000%, 10/01/36 2,000,000 2,089,066
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,903,450
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 511,223
Florida Development Finance Corp., Series
A
Revenue Bonds
4.000%, 06/01/36
(a)
400,000 347,623
4.000%, 06/01/41
(a)
200,000 159,166
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
4.000%, 10/01/37 1,400,000 1,303,753
5.000%, 10/01/38 400,000 408,496
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 968,094
4.000%, 10/01/37 1,015,000 966,885
Martin County Health Facilities Authority
Series A
Revenue Bonds
4.000%, 01/01/46 500,000 454,015
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 871,228
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 200,363
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 460,777
Sarasota County Public Hospital District
Revenue Bonds
4.000%, 07/01/48 1,000,000 860,981
School District of Broward County
Revenue Bonds
5.000% 07/01/34, Series A 250,000 265,156
5.000% 07/01/35, Series B 1,000,000 1,072,505
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 312,791
4.000% 05/01/48 1,000,000 864,520

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 151,506
5.000%, 10/01/34 1,000,000 1,009,573
Total Florida 22,018,120
Georgia 2.8%
Augusta Ga Water & Sewer Revenue
Series A
Revenue Bonds
5.000%, 10/01/34 1,010,000 1,128,090
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 443,596
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 956,811
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,088,315
5.750%, 11/01/29 785,000 870,557
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 896,710
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 400,000 357,697
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,075,671
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 920,565
State of Georgia
5.000% 07/01/30, Series C 1,850,000 1,918,282
5.000% 07/01/32, Series A-1 545,000 600,955
5.000% 07/01/33, Series A 1,000,000 1,110,493
Total Georgia 11,367,742
Hawaii 0.3%
State of Hawaii
5.000% 10/01/27, Series FH 325,000 332,094
5.000% 01/01/31 875,000 907,104
Total Hawaii 1,239,198
Illinois 7.9%
Chicago Board of Education
0.000% 12/01/31, Series B-1
(b)
220,000 163,381
5.000% 12/01/34, Series A 1,000,000 1,000,812
5.000% 12/01/35, Series A 250,000 249,516
4.000% 12/01/36, Series B 1,200,000 1,088,151
5.000% 12/01/36, Series A 300,000 298,234
5.000% 12/01/37, Series A 600,000 592,807
5.000% 12/01/38, Series A 1,800,000 1,769,083
5.250% 12/01/39, Series C 875,000 842,038
4.000% 12/01/41, Series B 1,000,000 858,447
5.000% 12/01/41, Series A 250,000 243,644
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 12/01/42, Series A 200,000 185,690
4.000% 12/01/43, Series A 1,500,000 1,267,467
5.000% 12/01/46, Series H 1,000,000 928,276
5.000% 12/01/47, Series A 2,000,000 1,890,435
Chicago O'hare International Airport
Series B
Revenue Bonds
5.000%, 01/01/48 2,250,000 2,275,945
Chicago O'Hare International Airport
Series A
Revenue Bonds
4.000%, 01/01/36 195,000 194,369
City of Chicago
Series C
0.000%, 01/01/31
(b)
320,000 242,399
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 318,519
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,339,132
5.000% 11/01/32, Series B 500,000 542,189
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 477,189
Illinois Finance Authority
Revenue Bonds
5.000% 07/01/30 710,000 768,763
4.000% 08/15/37, Series A 900,000 844,659
4.125% 08/15/37, Series C 840,000 782,410
3.000% 10/01/37, Series A 625,000 536,495
4.125% 11/15/37, Series A 235,000 223,252
3.000% 07/15/40, Series A 400,000 322,027
4.000% 08/15/41, Series A 600,000 550,297
5.500% 08/01/43, Series A
(a)
500,000 517,939
4.125% 05/15/47, Series A 1,000,000 870,377
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 947,662
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/31, Series C 150,000 161,309
4.000% 12/01/31, Series A 320,000 318,303
5.000% 01/01/36, Series A 705,000 768,524
5.000% 01/01/37, Series A 1,000,000 1,086,440
5.000% 01/01/38, Series A 1,000,000 1,080,212
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 450,758
0.000% 12/15/29, Series A
(b)
160,000 131,970
0.000% 06/15/30
(b)
370,000 302,438
0.000% 06/15/30, Series A
(b)
415,000 334,907
0.000% 12/15/32, Series A
(b)
850,000 602,613
0.000% 06/15/36, Series A
(b)
1,540,000 930,732
0.000% 12/15/36, Series A
(b)
1,750,000 1,026,763
0.000% 12/15/41, Series B
(b)
280,000 123,185
5.000% 06/15/42, Series B 1,000,000 1,008,144

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 241,829
Total Illinois 31,699,731
Indiana 0.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 108,820
Indiana Finance Authority
Series A
Revenue Bonds
3.000%, 11/01/30 150,000 142,425
Total Indiana 251,245
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/34, Series A 650,000 729,447
5.000% 05/15/43, Series A 160,000 156,411
4.000% 08/15/46, Series E 1,000,000 850,526
Total Iowa 1,736,384
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 646,709
Kentucky 0.5%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,023,375
Louisville/Jefferson County Metropolitan
Government
Series A
Revenue Bonds
4.000%, 10/01/35 1,000,000 953,504
Total Kentucky 1,976,879
Louisiana 1.0%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 660,098
Louisiana Public Facilities Authority
Revenue Bonds
5.500%, 09/01/54 1,000,000 1,019,038
State of Louisiana, Series E
5.000%, 09/01/30 1,000,000 1,086,030
5.000%, 09/01/33 1,000,000 1,112,005
Total Louisiana 3,877,171
Maine 0.3%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 653,785
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 697,235
Total Maine 1,351,020
Maryland 1.6%
County of Howard
Series B
5.000%, 02/15/28 225,000 231,651
County of Montgomery
Series A
5.000%, 08/01/30 300,000 327,221
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 266,948
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 585,532
5.500% 01/01/46, Series A 750,000 755,206
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 584,284
State of Maryland
5.000% 03/01/31, Series A 415,000 456,939
5.000% 03/15/31, Series 2 640,000 694,794
5.000% 08/01/31, Series 2 465,000 499,075
5.000% 03/15/32, Series 2 265,000 282,168
5.000% 03/01/33, Series A 250,000 272,720
State of Maryland Department of
Transportation
Series A
Revenue Bonds
5.250%, 08/01/44 1,400,000 1,461,099
Total Maryland 6,417,637
Massachusetts 1.6%
Commonwealth of Massachusetts
5.000% 09/01/27, Series A 1,000,000 1,044,259
5.000% 05/01/31, Series A 510,000 560,409
4.000% 11/01/32, Series E 1,000,000 1,008,351
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/36, Series I 150,000 151,164
5.000% 10/01/38 400,000 378,654
4.000% 07/01/40 200,000 161,744
5.000% 07/01/43, Series J2 850,000 858,736
5.000% 07/01/44 530,000 523,481
5.000% 07/01/46 1,000,000 971,621
Massachusetts Housing Finance Agency
Series B-2
Revenue Bonds
0.800%, 12/01/25 345,000 344,964

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 455,687
Total Massachusetts 6,459,070
Michigan 2.4%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 471,272
City of Detroit
5.000% 04/01/35 400,000 405,924
5.000% 04/01/46, Series A 725,000 726,628
Great Lakes Water Authority Water Supply
System Revenue, Series C
Revenue Bonds
5.000%, 07/01/31 1,565,000 1,588,948
5.250%, 07/01/33 1,075,000 1,093,382
Michigan Finance Authority
Revenue Bonds
4.000% 10/01/30, Series B 1,000,000 1,007,657
3.125% 12/01/35, Series A 100,000 89,463
3.250% 11/15/42 150,000 113,475
4.000% 02/15/44, Series A 1,000,000 909,850
Michigan State Housing Development
Authority
Series B
Revenue Bonds
4.500%, 12/01/38 1,000,000 1,005,862
State of Michigan Trunk Line Revenue
Revenue Bonds
5.000%, 11/15/46 2,000,000 2,080,293
Total Michigan 9,492,754
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 217,555
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 195,800
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 204,288
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 742,740
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 969,127
Total Minnesota 2,329,510
Missouri 1.6%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 05/15/42, Series A 950,000 863,382
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 11/15/42 500,000 463,180
4.000% 07/01/46, Series A 1,600,000 1,420,586
Kansas City Industrial Development
Authority
Revenue Bonds
4.000% 03/01/36 1,000,000 926,620
5.000% 03/01/39, Series B 1,225,000 1,232,964
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 145,751
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 199,803
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 878,975
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 100,347
Total Missouri 6,231,608
Nebraska 0.4%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 609,243
4.100% 09/01/38, Series C 1,000,000 965,985
Total Nebraska 1,575,228
Nevada 0.3%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 987,657
New Jersey 10.1%
Cherry Hill Township School District
3.000%, 08/01/27 700,000 699,026
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 125,985
5.000% 06/15/30, Series B 210,000 219,762
3.125% 07/01/31, Series A 145,000 136,482
5.000% 11/01/33 1,565,000 1,642,199
4.000% 06/15/34, Series QQQ 350,000 349,310
4.000% 07/01/34, Series A 1,065,000 1,039,800
5.000% 11/01/35 400,000 416,810
5.000% 11/01/36, Series A 675,000 717,834
4.000% 06/15/37, Series QQQ 700,000 679,929
5.000% 06/15/37 1,000,000 1,038,008
4.000% 06/15/44 1,000,000 893,935
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 225,165

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 07/01/35 370,000 367,648
5.000% 10/01/36 1,325,000 1,354,013
5.000% 10/01/37 1,105,000 1,127,305
4.000% 07/01/44 435,000 394,412
4.000% 07/01/45, Series A 1,000,000 916,842
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 474,475
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/27, Series A
(b)
300,000 273,597
5.000% 06/15/29, Series BB-1 245,000 256,655
0.000% 12/15/29, Series A
(b)
850,000 716,477
5.000% 06/15/30, Series A 835,000 846,884
0.000% 12/15/30, Series C
(b)
220,000 178,474
5.000% 06/15/31, Series A 470,000 507,256
5.000% 06/15/32, Series A 1,000,000 1,087,857
0.000% 12/15/32, Series A
(b)
1,540,000 1,143,847
0.000% 12/15/32, Series C
(b)
2,205,000 1,649,253
5.000% 12/15/32, Series A 2,215,000 2,308,831
5.000% 06/15/33, Series A 1,000,000 1,068,532
0.000% 12/15/33, Series C
(b)
705,000 510,509
5.000% 06/15/34, Series 2014 250,000 265,837
0.000% 12/15/34, Series A
(b)
945,000 640,169
0.000% 12/15/34, Series C
(b)
250,000 173,227
5.000% 12/15/34, Series A 1,075,000 1,110,979
4.000% 06/15/35, Series AA 400,000 395,717
5.000% 06/15/35, Series AA 2,000,000 2,140,053
0.000% 12/15/35, Series A
(b)
165,000 106,659
4.000% 06/15/36, Series A 850,000 835,868
4.000% 06/15/36, Series AA 1,510,000 1,481,078
5.000% 06/15/36, Series AA 945,000 1,003,937
4.000% 06/15/37, Series BB 250,000 241,391
5.000% 06/15/38, Series CC 500,000 532,239
0.000% 12/15/38, Series A
(b)
670,000 369,903
3.250% 06/15/39, Series BB 900,000 773,642
5.250% 06/15/39, Series A 1,000,000 1,082,060
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 535,000 556,635
5.000% 01/01/32, Series B 255,000 264,535
5.000% 01/01/32, Series E 1,000,000 1,037,272
4.000% 01/01/33, Series G 225,000 225,376
5.000% 01/01/33, Series B 750,000 777,051
4.000% 01/01/35, Series G 1,000,000 999,777
5.000% 01/01/36, Series G 2,205,000 2,270,893
Total New Jersey 40,651,410
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 616,388
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 400,428
Total New Mexico 1,016,816
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York 16.8%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 128,895
5.000%, 07/15/42 1,000,000 998,188
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 142,344
City of New York
5.000% 08/01/28, Series 2008
J-5 820,000 867,494
5.000% 08/01/28, Series A-1 455,000 481,932
5.000% 08/01/28, Series C 420,000 432,140
5.000% 08/01/30, Series 1 605,000 625,649
5.000% 04/01/31 1,065,000 1,130,951
5.000% 08/01/32, Series C-1 1,130,000 1,219,076
City of New York NY
Series B-1
5.000%, 11/01/31 800,000 868,517
Dutchess County Local Development Corp.
Revenue Bonds
3.000% 07/01/36, Series B 320,000 272,249
5.000% 07/01/45, Series A 500,000 500,127
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 810,000 846,003
5.000% 09/01/35 1,200,000 1,250,171
4.000% 09/01/37, Series A 1,000,000 994,084
5.000% 09/01/37, Series A 250,000 265,197
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/31, Series C-1 560,000 579,391
5.000% 11/15/31, Series D-1 705,000 708,566
5.000% 11/15/32, Series D 1,590,000 1,644,188
4.000% 11/15/35, Series C-1 850,000 841,441
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 240,000 236,437
2.000% 11/01/35, Series D-1B 370,000 285,962
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,041,580
5.000% 06/15/28, Series BB-2 1,000,000 1,059,550
5.000% 06/15/28, Series CC-2 880,000 906,180
5.000% 06/15/28, Series EE 775,000 821,149
5.000% 06/15/30, Series AA-2 335,000 365,920
5.000% 06/15/30, Series EE 630,000 688,148
5.000% 06/15/31, Series DD 1,605,000 1,774,198
5.000% 06/15/33, Series CC-2 1,000,000 1,123,440
5.000% 06/15/33, Series DD 755,000 827,115
5.000% 06/15/34, Series FF 750,000 785,437
5.000% 06/15/47, Series DD 1,000,000 997,974
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 629,833
2.400%, 11/15/35 350,000 279,529

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 307,428
New York State Dormitory Authority
Revenue Bonds
5.000% 10/01/30, Series A 340,000 346,229
3.000% 10/01/31, Series A 785,000 746,235
2.000% 07/01/33, Series 1 1,060,000 890,817
5.000% 07/01/33, Series A 275,000 290,837
5.000% 10/01/33, Series A 1,490,000 1,534,825
4.000% 10/01/34, Series A 300,000 302,499
5.000% 10/01/34, Series A 2,115,000 2,222,012
4.000% 07/01/35, Series A 1,650,000 1,650,443
5.000% 10/01/35, Series A 870,000 927,360
5.000% 05/01/38, Series A 750,000 791,211
4.000% 07/01/38 500,000 493,027
5.000% 10/01/38, Series A 1,225,000 1,301,872
5.500% 11/01/47 500,000 516,882
5.250% 03/15/48, Series A 1,000,000 1,057,839
New York State Environmental Facilities
Corp., Series A
Revenue Bonds
5.000%, 06/15/27 250,000 260,852
5.000%, 06/15/32 660,000 682,921
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 1,335,000 1,249,078
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36, Series O 250,000 253,360
4.000% 01/01/38, Series B 150,000 147,878
4.000% 01/01/41, Series O 1,000,000 957,471
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 231,308
5.000% 12/01/31 1,000,000 1,049,302
5.000% 12/01/32 1,015,000 1,066,098
5.000% 01/01/34 175,000 176,758
5.000% 12/01/34 400,000 415,867
5.000% 10/01/35 1,155,000 1,170,743
5.375% 08/01/36 1,000,000 1,026,219
5.625% 04/01/40 1,000,000 1,035,194
5.000% 10/01/40 1,000,000 1,001,790
4.000% 12/01/42, Series C 160,000 144,122
4.375% 10/01/45 2,750,000 2,488,911
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 270,356
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30, Series 207 300,000 300,302
5.000% 07/15/31, Series 209 300,000 314,626
5.000% 09/15/31, Series 207 500,000 509,009
5.000% 11/15/32 500,000 518,059
5.000% 11/15/33, Series 205 835,000 862,890
5.000% 07/15/34, Series 238 2,045,000 2,145,581
5.000% 07/15/35, Series 222 870,000 928,630
5.000% 07/15/36 1,180,000 1,232,039
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 07/15/38, Series 222 1,000,000 976,650
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 641,987
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 488,675
2.400% 10/01/34, Series 220 140,000 117,997
2.650% 10/01/34, Series 223 250,000 217,069
2.200% 10/01/36, Series 239 560,000 438,658
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,482,923
0.000%, 11/15/32
(b)
220,000 165,835
5.000%, 11/15/36 1,000,000 1,024,108
5.000%, 11/15/38 1,500,000 1,534,391
Total New York 67,526,228
North Carolina 0.8%
City of Charlotte Nc Water & Sewer System
Revenue
Series A
Revenue Bonds
5.000%, 07/01/31 805,000 889,756
North Carolina Housing Finance Agency
Revenue Bonds
3.850% 07/01/37, Series B 1,000,000 931,052
3.950% 07/01/38, Series A 515,000 483,048
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 937,390
Total North Carolina 3,241,246
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 821,457
Ohio 3.4%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 235,210
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 881,051
5.000% 02/15/35, Series B 1,000,000 1,052,439
4.000% 02/15/36, Series A 385,000 380,049
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 587,689
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 186,903
Ohio Turnpike & Infrastructure
Commission, Series A-4
Revenue Bonds
5.700%, 02/15/34 285,000 318,345

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.750%, 02/15/35 150,000 167,526
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,649,309
5.000% 12/01/29 1,050,000 1,129,813
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,071,845
5.000% 12/01/33 2,235,000 2,509,368
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 134,997
State of Ohio, Series B
Revenue Bonds
5.000%, 09/15/28 195,000 207,173
5.000%, 11/01/33 1,000,000 1,124,445
4.000%, 01/01/40 600,000 572,920
4.000%, 01/01/46 575,000 525,884
Total Ohio 13,734,966
Oklahoma 0.2%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 204,513
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 502,455
Total Oklahoma 706,968
Oregon 0.4%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 706,425
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 926,475
Total Oregon 1,632,900
Pennsylvania 5.9%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 786,980
4.000% 07/15/39, Series A 1,000,000 907,703
4.000% 04/01/44, Series A 680,000 597,806
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 927,377
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 89,759
4.000% 09/01/41, Series A 440,000 399,121
Commonwealth of Pennsylvania
4.000%, 09/15/31 505,000 507,675
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 3,000,000 2,851,193
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 866,390
Delaware Valley Regional Finance Authority
Revenue Bonds
5.750%, 07/01/32 100,000 112,609
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,409
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 307,026
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,383,099
5.000%, 12/31/32 1,000,000 1,042,979
3.125%, 03/15/36 905,000 789,324
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000% 08/15/42 915,000 846,752
4.000% 08/15/44 500,000 454,592
4.250% 11/01/48, Series B-1 500,000 459,748
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 470,630
3.650% 10/01/32, Series 122 135,000 133,669
3.550% 10/01/33, Series 127B 360,000 346,598
2.070% 10/01/36, Series 136 100,000 76,253
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B-2 320,000 330,567
5.000% 12/01/33 475,000 523,127
5.000% 06/01/36, Series B 1,000,000 1,012,125
4.000% 12/01/43, Series A 1,500,000 1,403,084
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 311,450
4.000% 05/01/42 1,000,000 654,785
5.000% 09/01/42, Series A 200,000 200,194
4.000% 07/01/49, Series A 1,000,000 895,051
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,150,490
5.000%, 09/01/33 1,130,000 1,253,729
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,436,820
Total Pennsylvania 23,630,114

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rhode Island 0.3%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 876,564
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 390,863
Total Rhode Island 1,267,427
South Carolina 1.7%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 104,033
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 11/01/34, Series A 500,000 543,821
5.000% 05/01/43, Series A 650,000 656,375
4.000% 12/01/44, Series A 950,000 829,145
4.250% 02/01/48 1,000,000 927,645
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 962,655
5.000% 12/01/33, Series A 1,125,000 1,137,728
5.000% 12/01/37, Series B 930,000 938,096
4.125% 12/01/44, Series B 1,000,000 883,187
Total South Carolina 6,982,685
South Dakota 0.1%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
4.000%, 07/01/37 150,000 142,645
South Dakota Housing Development
Authority
Series B
Revenue Bonds
3.400%, 11/01/32 355,000 348,461
Total South Dakota 491,106
Tennessee 0.7%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 100,439
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,079,304
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,489,311
Total Tennessee 2,669,054
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Texas 10.9%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
300,000 272,500
4.750%, 06/15/49
(a)
250,000 229,392
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 246,577
Central Texas Turnpike System, Series C
Revenue Bonds
5.000%, 08/15/35 1,335,000 1,456,909
5.000%, 08/15/37 1,000,000 1,078,439
5.000%, 08/15/38 1,510,000 1,613,149
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,533,576
5.000%, 11/15/33 1,000,000 1,107,485
City of Dallas Tx
Series B
5.000%, 02/15/32 1,000,000 1,098,496
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 258,165
City of Houston Tx Airport System Revenue
Series B
Revenue Bonds
5.500%, 07/15/37 500,000 502,982
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 500,183
5.000% 07/01/31, Series A 1,490,000 1,587,083
5.000% 07/01/32, Series A 1,000,000 1,053,450
5.500% 07/15/36, Series B 1,000,000 1,001,321
4.000% 07/15/41, Series B-1 1,450,000 1,302,306
4.500% 07/01/53, Series A 1,000,000 907,328
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 977,354
4.000% 02/01/32, Series B 1,000,000 1,031,071
4.000% 02/01/36 750,000 727,055
5.000% 02/01/36 1,130,000 1,192,030
Clear Creek Independent School District
Series A
5.000%, 02/15/33 1,000,000 1,111,667
County of Travis Tx
Series A
5.000%, 03/01/32 635,000 671,853
County of Williamson
5.000%, 02/15/27 1,500,000 1,551,266
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 932,393
Dallas College
5.000%, 02/15/33 1,455,000 1,493,798

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2025
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dallas County Hospital District
5.000%, 08/15/30 280,000 293,717
Dallas Fort Worth International Airport
Revenue Bonds
4.000% 11/01/34 1,255,000 1,266,600
4.000% 11/01/35, Series A 1,350,000 1,348,563
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 378,140
5.000%, 05/15/35 350,000 364,259
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 115,327
4.000% 08/15/40, Series A 225,000 205,467
North Texas Tollway Authority
Revenue Bonds
5.000% 01/01/31, Series A 850,000 857,451
0.000% 01/01/34, Series D
(b)
410,000 289,860
4.000% 01/01/37, Series A 465,000 455,093
4.125% 01/01/40, Series A 1,000,000 951,824
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 105,000 101,386
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 542,684
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 852,298
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
4.000% 11/15/35, Series A 1,000,000 968,636
5.000% 05/15/37 100,000 98,852
4.000% 10/01/47 485,000 429,619
Texas Private Activity Bond Surface
Transportation Corp., Series A
Revenue Bonds
4.000%, 12/31/38 1,530,000 1,436,367
Texas Water Development Board
Revenue Bonds
5.000% 04/15/29, Series B 500,000 529,496
5.000% 08/01/30 750,000 817,559
5.000% 10/15/31, Series A 415,000 430,874
5.000% 04/15/32 260,000 278,844
5.000% 08/01/32 500,000 541,949
4.000% 10/15/33, Series A 805,000 808,236
4.000% 10/15/33, Series B 1,000,000 1,016,144
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 778,155
5.000%, 08/01/30 550,000 589,352
3.000%, 08/01/31 1,415,000 1,362,228
Total Texas 43,546,808
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Utah 1.4%
City of Salt Lake City Ut Airport Revenue
Series A
Revenue Bonds
5.250%, 07/01/39 1,060,000 1,115,704
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 103,198
5.000%, 07/01/35 500,000 505,175
5.000%, 07/01/37 1,515,000 1,522,310
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 537,957
5.000%, 07/01/35 1,200,000 1,264,460
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 477,822
Total Utah 5,526,626
Virginia 0.3%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 236,591
4.000%, 01/01/38 1,000,000 935,675
Total Virginia 1,172,266
Washington 1.6%
County of King
4.000%, 07/01/30 250,000 252,645
County of King Wa Sewer Revenue
Series A
Revenue Bonds
5.000%, 01/01/34 1,225,000 1,370,763
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 203,644
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,033,762
5.000% 08/01/30, Series
R-2018C 555,000 573,707
5.000% 08/01/31, Series A-1 1,000,000 1,102,696
5.000% 08/01/31, Series
R-2018C 750,000 772,693
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 154,639
5.000% 08/15/45, Series A 425,000 409,974
5.000% 09/01/45 300,000 299,806
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 210,738
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 98,913
Total Washington 6,483,980

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 13
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wisconsin 1.9%
Public Finance Authority
Revenue Bonds
3.375% 10/01/39, Series A 455,000 376,205
4.000% 01/01/45, Series A 200,000 177,232
4.750% 07/01/45
(a)
500,000 450,691
State of Wisconsin
Series 3
5.000%, 11/01/28 655,000 677,129
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 183,589
4.000% 04/01/39, Series A 1,450,000 1,355,362
4.000% 08/15/41 1,000,000 937,803
3.500% 02/15/46, Series A 690,000 534,256
4.000% 08/15/47 1,200,000 1,029,111
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,283,190
4.375%, 09/01/38 575,000 569,359
Total Wisconsin 7,573,927
Wyoming 0.2%
County of Campbell Wy
Series A
Revenue Bonds
3.625%, 07/15/39 1,000,000 873,095
Total Municipal Bonds
(Cost $408,324,569) 394,234,825
Money Market Funds 0.3%
Shares Value ($)
Blackrock Liquid MuniCash
Institutional 3.053%
(c)
1,372,366 1,372,503
Total Money Market Funds
(Cost $1,372,503) 1,372,503
Total Investments in Securities
(Cost $409,697,072) 395,607,328
Other Assets & Liabilities, Net 5,247,112
Net Assets 400,854,440
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to
$7,275,573, which represents 1.82% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at April 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2025
Fair Value Measurements (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 394,234,825 – 394,234,825
Money Market Funds 1,372,503 – – 1,372,503
Total Investments in Securities 1,372,503 394,234,825 – 395,607,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 15
Assets
Investments in securities, at value
Unaffiliated issuers (cost $409,697,072) $395,607,328
Receivable for:
Interest 5,322,766
Total assets 400,930,094
Liabilities
Payable for:
Investment management fees 75,654
Total liabilities 75,654
Net assets applicable to outstanding capital stock $400,854,440
Represented by:
Paid-in capital $422,925,907
Total distributable earnings (loss) (22,071,467)
Total - representing net assets applicable to outstanding capital stock $400,854,440
Shares outstanding 20,100,000
Net asset value per share $19.94

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2025
Investment Income:
Interest $7,193,553
Dividends - unaffiliated issuers 8,772
Total income 7,202,325
Expenses:
Investment management fees 472,379
Total expenses 472,379
Net Investment Income 6,729,946
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (1,084,151)
Net realized loss (1,084,151)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (9,110,655)
Net change in unrealized depreciation (9,110,655)
Net realized and unrealized loss (10,194,806)
Net Decrease in net assets resulting from operations $(3,464,860)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 17
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations
Net investment income $6,729,946 $12,094,084
Net realized loss (1,084,151) (4,082,133)
Net change in unrealized appreciation (depreciation) (9,110,655) 25,212,321
Net increase (decrease) in net assets resulting from operations (3,464,860) 33,224,272
Distributions to shareholders
Net investment income and net realized gains (6,775,900) (11,883,422)
Shareholder transactions
Proceeds from shares sold 17,604,290 72,528,457
Cost of shares redeemed (14,308,216) (29,951,667)
Net increase in net assets resulting from shareholder transactions 3,296,074 42,576,790
Increase (decrease) in net assets (6,944,686) 63,917,640
Net Assets:
Net assets beginning of period 407,799,126 343,881,486
Net assets at end of period $400,854,440 $407,799,126
Capital stock activity
Shares outstanding, beginning of period 19,950,000 17,850,000
Shares sold 850,000 3,550,000
Shares redeemed (700,000) (1,450,000)
Shares outstanding, end of period 20,100,000 19,950,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2025
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of period $20.44 $19.27 $19.27 $22.30 $21.83 $21.56
Income (loss) from investment operations:
Net investment income 0.33 0.62 0.51 0.34 0.37 0.51
Net realized and unrealized gain (loss) (0.50) 1.16 (0.02) (3.03) 0.52 0.30
Total from investment operations (0.17) 1.78 0.49 (2.69) 0.89 0.81
Less distributions to shareholders:
Net investment income (0.33) (0.61) (0.49) (0.32) (0.38) (0.51)
Net realized gains – – – (0.02) (0.04) (0.03)
Total distribution to shareholders (0.33) (0.61) (0.49) (0.34) (0.42) (0.54)
Net asset value, end of period $19.94 $20.44 $19.27 $19.27 $22.30 $21.83
Total Return at NAV (0.84)% 9.30% 2.44% (12.17)% 4.11% 3.82%
Total Return at Market Price 0.15% 9.09% 2.38% (12.40)% 3.85% 4.18%
Ratios to average net assets:
Total gross expenses
(a)
0.23% 0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
Total net expenses
(a)(c)
0.23% 0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
Net investment income 3.28% 3.03% 2.53% 1.63% 1.65% 2.37%
Supplemental data
Net assets, end of
period
(in thousands) $400,854 $407,799 $343,881 $223,585 $141,619 $56,769
Portfolio turnover 8% 26% 11% 14% 6% 11%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
Indexed ETF | 2025 19
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the
ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the
CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
20 Indexed ETF | 2025
amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 21
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
22 Indexed ETF | 2025
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $34,119,636 and $38,460,509, respectively, for the six months ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2025, the cost basis of securities contributed was $8,219,369.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2025, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
409,697,072 1,233,735 (15,323,479) (14,089,744)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
1,917,080 5,918,155 7,835,235

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 23
an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3%
if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress.
Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments)
may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
24 Indexed ETF | 2025
for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the
Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the index regardless of their investment merits. The Fund does not seek temporary defensive

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 25
positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR303_10_R01_(06/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Semiannual Financial Statements and Additional
Information
April 30, 2025 (Unaudited)

Indexed ETFs | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 21

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 3
Common Stocks 97.1%
Issuer Shares Value ($)
Communication Services  8.6%
Diversified Telecommunication Services 0.9%
AT&T, Inc. 433,440 12,006,288
Verizon Communications, Inc. 254,537 11,214,900
Total 23,221,188
Entertainment 0.3%
Electronic Arts, Inc. 17,065 2,475,961
Madison Square Garden Sports Corp.
(a)
953 183,519
Playtika Holding Corp. 4,836 25,486
Spotify Technology SA
(a)
8,842 5,428,811
Total 8,113,777
Interactive Media & Services 7.2%
Alphabet, Inc. Class A 321,742 51,092,630
Alphabet, Inc. Class C 307,989 49,552,350
Meta Platforms, Inc. Class A 135,740 74,521,260
Pinterest, Inc. Class A
(a)
37,243 942,993
Total 176,109,233
Media 0.2%
Fox Corp. Class A 13,856 689,890
Fox Corp. Class B 8,030 371,307
New York Times Co. (The) Class A 9,669 503,368
News Corp. Class A 23,571 639,246
News Corp. Class B 6,903 216,892
Nexstar Media Group, Inc. 1,986 297,225
Trade Desk, Inc. (The) Class A
(a)
27,171 1,457,181
Total 4,175,109
Total Communication Services 211,619,307
Consumer Discretionary  8.6%
Automobile Components 0.0%
BorgWarner, Inc. 21,285 604,068
Lear Corp. 5,433 465,880
Total 1,069,948
Automobiles 0.3%
Ford Motor Co. 359,268 3,596,272
General Motors Co. 91,807 4,153,349
Total 7,749,621
Broadline Retail 4.6%
Amazon.com, Inc.
(a)
607,638 112,060,600
Dillard's, Inc. Class A 250 86,665
Etsy, Inc.
(a)
10,823 470,584
Nordstrom, Inc. 9,121 220,181
Total 112,838,030
Diversified Consumer Services 0.1%
ADT, Inc. 30,468 244,353
Bright Horizons Family Solutions, Inc.
(a)
5,466 685,546
H&R Block, Inc. 12,533 756,617
Total 1,686,516
Hotels, Restaurants & Leisure 1.4%
Aramark 24,215 809,507
Booking Holdings, Inc. 3,129 15,955,647
Boyd Gaming Corp. 6,276 433,923
Carnival Corp.
(a)
93,508 1,714,937
DoorDash , Inc. Class A
(a)
32,069 6,185,789
Expedia Group, Inc. 11,852 1,859,934
Hilton Worldwide Holdings, Inc. 22,981 5,181,756
Hyatt Hotels Corp. Class A 3,900 439,452
Norwegian Cruise Line Holdings Ltd.
(a)
39,930 640,078
Texas Roadhouse, Inc. 6,233 1,034,429
Travel + Leisure Co. 6,182 271,575
Wendy's Co. (The) 15,861 198,263
Total 34,725,290
Common Stocks (continued)
Issuer Shares Value ($)
Household Durables 0.5%
DR Horton, Inc. 26,999 3,411,054
Lennar Corp. Class A 21,655 2,351,949
Lennar Corp. Class B 885 91,482
Mohawk Industries, Inc.
(a)
5,068 538,982
NVR, Inc.
(a)
241 1,717,306
PulteGroup, Inc. 19,187 1,968,202
Toll Brothers, Inc. 9,699 978,338
TopBuild Corp.
(a)
3,014 891,421
Total 11,948,734
Specialty Retail 1.2%
Carvana Co.
(a)
9,838 2,403,915
Gap, Inc. (The) 18,868 413,209
Lowe's Cos., Inc. 52,884 11,822,747
Murphy USA, Inc. 1,876 935,318
TJX Cos., Inc. (The) 105,099 13,524,139
Williams-Sonoma, Inc. 11,171 1,725,585
Total 30,824,913
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.
(a)
10,850 163,184
Columbia Sportswear Co. 2,978 185,142
Crocs, Inc.
(a)
5,581 538,120
Deckers Outdoor Corp.
(a)
13,922 1,542,975
NIKE, Inc. Class B 111,962 6,314,657
PVH Corp. 5,251 362,214
Ralph Lauren Corp. 3,570 803,072
Tapestry, Inc. 20,663 1,459,841
Total 11,369,205
Total Consumer Discretionary 212,212,257
Consumer Staples  6.2%
Beverages 0.1%
Coca-Cola Consolidated, Inc. 1,112 1,507,661
Molson Coors Beverage Co. Class B 35,516 2,043,235
Total 3,550,896
Consumer Staples Distribution 1.0%
Albertsons Cos., Inc. Class A 78,570 1,726,969
Kroger Co. (The) 132,049 9,535,258
Maplebear , Inc.
(a)
34,723 1,385,100
Target Corp. 94,040 9,093,668
US Foods Holding Corp.
(a)
44,183 2,901,056
Total 24,642,051
Food Products 1.1%
Archer-Daniels-Midland Co. 96,845 4,624,349
Bunge Global SA 27,731 2,182,984
Conagra Brands, Inc. 94,163 2,326,768
General Mills, Inc. 108,964 6,182,618
Ingredion, Inc. 13,026 1,730,113
Kraft Heinz Co. (The) 176,793 5,144,676
Pilgrim's Pride Corp. 8,413 459,182
Tyson Foods, Inc. Class A 57,847 3,542,550
Total 26,193,240
Household Products 1.0%
Colgate-Palmolive Co. 162,454 14,976,634
Kimberly-Clark Corp. 66,326 8,740,440
Reynolds Consumer Products, Inc. 10,986 252,678
Spectrum Brands Holdings, Inc. 5,455 344,211
Total 24,313,963
Tobacco 3.0%
Altria Group, Inc. 344,863 20,398,646
Philip Morris International, Inc. 313,910 53,791,618
Total 74,190,264
Total Consumer Staples 152,890,414

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Energy  3.2%
Energy Equipment & Services 0.1%
TechnipFMC PLC 36,406 1,025,557
Weatherford International PLC 6,433 266,326
Total 1,291,883
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. 141,738 19,284,872
Civitas Resources, Inc. 8,527 232,361
Coterra Energy, Inc. 63,253 1,553,494
EOG Resources, Inc. 48,537 5,355,087
Exxon Mobil Corp. 378,715 40,003,666
HF Sinclair Corp. 14,145 425,340
Marathon Petroleum Corp. 30,096 4,135,491
Occidental Petroleum Corp. 57,723 2,274,864
Ovintiv , Inc. 23,217 779,627
Valero Energy Corp. 27,947 3,244,367
Total 77,289,169
Total Energy 78,581,052
Financials  14.7%
Banks 6.4%
Bank of America Corp. 697,010 27,796,759
Bank OZK 11,141 474,607
Citigroup, Inc. 197,771 13,523,581
Columbia Banking System, Inc. 21,570 483,599
East West Bancorp, Inc. 14,598 1,248,859
Fifth Third Bancorp 69,769 2,507,498
First Citizens BancShares , Inc. Class A 1,145 2,037,115
JPMorgan Chase & Co. 296,297 72,480,172
M&T Bank Corp. 17,267 2,931,246
PNC Financial Services Group, Inc. (The) 40,976 6,584,433
Popular, Inc. 6,967 664,791
Regions Financial Corp. 93,445 1,907,213
Wells Fargo & Co. 358,102 25,428,823
Zions Bancorp NA 15,004 674,730
Total 158,743,426
Capital Markets 2.6%
Bank of New York Mellon Corp. (The) 74,085 5,957,175
BlackRock, Inc. 15,131 13,833,668
Cboe Global Markets, Inc. 10,996 2,438,913
CME Group, Inc. 36,126 10,009,792
Janus Henderson Group PLC 13,042 433,125
MarketAxess Holdings, Inc. 3,661 811,241
Moody's Corp. 16,163 7,323,779
Morgan Stanley 116,943 13,497,561
Northern Trust Corp. 20,222 1,900,464
Raymond James Financial, Inc. 21,252 2,912,374
SEI Investments Co. 9,984 781,647
State Street Corp. 30,263 2,666,170
Stifel Financial Corp. 10,067 862,641
Virtu Financial, Inc. Class A 8,428 329,956
Total 63,758,506
Consumer Finance 0.7%
American Express Co. 56,530 15,060,157
SLM Corp. 21,344 617,055
Synchrony Financial 40,226 2,089,741
Total 17,766,953
Financial Services 3.5%
Fidelity National Information Services, Inc. 57,206 4,512,409
Fiserv, Inc.
(a)
57,973 10,700,077
Jack Henry & Associates, Inc. 7,141 1,238,464
MGIC Investment Corp. 26,022 648,208
PayPal Holdings, Inc.
(a)
103,965 6,845,055
Common Stocks (continued)
Issuer Shares Value ($)
Visa, Inc. Class A 175,026 60,471,483
Voya Financial, Inc. 10,110 598,512
Western Union Co. (The) 34,937 346,226
Total 85,360,434
Insurance 1.5%
Allstate Corp. (The) 26,430 5,243,448
Assurant, Inc. 5,313 1,024,028
Axis Capital Holdings Ltd. 8,004 770,945
Brighthouse Financial, Inc.
(a)
6,089 354,502
CNA Financial Corp. 2,329 112,165
Everest Group Ltd. 4,121 1,478,738
Globe Life, Inc. 8,485 1,046,540
Hartford Financial Services Group, Inc.
(The) 30,024 3,683,044
Marsh & McLennan Cos., Inc. 50,171 11,312,055
MetLife, Inc. 57,023 4,297,823
Prudential Financial, Inc. 36,389 3,737,514
Reinsurance Group of America, Inc. 6,532 1,223,509
RenaissanceRe Holdings Ltd. 5,386 1,303,035
Unum Group 18,480 1,435,157
Total 37,022,503
Total Financials 362,651,822
Health Care  10.8%
Biotechnology 1.9%
AbbVie, Inc. 84,371 16,460,782
Alnylam Pharmaceuticals, Inc.
(a)
6,165 1,622,875
Amgen, Inc. 25,870 7,526,100
Apellis Pharmaceuticals, Inc.
(a)
5,315 102,101
Biogen, Inc.
(a)
7,057 854,462
BioMarin Pharmaceutical, Inc.
(a)
8,946 569,771
Exact Sciences Corp.
(a)
8,922 407,200
Exelixis , Inc.
(a)
13,898 544,107
Gilead Sciences, Inc. 59,552 6,344,670
GRAIL, Inc.
(a)
988 34,081
Incyte Corp.
(a)
8,118 508,674
Ionis Pharmaceuticals, Inc.
(a)
7,884 242,118
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 249
Moderna , Inc.
(a)
15,582 444,710
Natera , Inc.
(a)
5,470 825,587
Neurocrine Biosciences, Inc.
(a)
4,961 534,250
Regeneron Pharmaceuticals, Inc. 5,348 3,202,168
Roivant Sciences Ltd.
(a)
20,396 237,001
Sarepta Therapeutics, Inc.
(a)
4,186 261,206
Ultragenyx Pharmaceutical, Inc.
(a)
4,770 185,935
United Therapeutics Corp.
(a)
2,208 669,223
Vertex Pharmaceuticals, Inc.
(a)
12,316 6,275,002
Viking Therapeutics, Inc.
(a)
5,328 153,819
Total 48,006,091
Health Care Equipment & Supplies 2.8%
Baxter International, Inc. 137,260 4,278,394
DENTSPLY SIRONA, Inc. 53,152 738,813
Envista Holdings Corp.
(a)
47,740 767,659
GE HealthCare Technologies, Inc. 122,324 8,603,047
Globus Medical, Inc. Class A
(a)
29,719 2,132,933
Hologic , Inc.
(a)
60,056 3,495,259
Medtronic PLC 339,907 28,810,517
ResMed , Inc. 39,395 9,320,463
Solventum Corp.
(a)
36,847 2,436,324
Teleflex, Inc. 12,547 1,719,567
Zimmer Biomet Holdings, Inc. 53,947 5,559,238
Total 67,862,214

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
Health Care Providers & Services 3.0%
Amedisys , Inc.
(a)
8,510 807,599
Cardinal Health, Inc. 63,669 8,995,793
Cencora , Inc. 45,481 13,310,924
DaVita, Inc.
(a)
13,311 1,884,172
HCA Healthcare, Inc. 50,050 17,271,254
McKesson Corp. 33,404 23,810,037
Premier, Inc. Class A 27,064 550,752
Tenet Healthcare Corp.
(a)
25,864 3,697,259
Universal Health Services, Inc. Class B 15,270 2,703,859
Total 73,031,649
Life Sciences Tools & Services 0.3%
Charles River Laboratories International,
Inc.
(a)
13,868 1,645,022
Fortrea Holdings, Inc.
(a)
23,071 143,732
QIAGEN NV
(a)
57,994 2,479,244
Revvity , Inc. 32,248 3,012,931
Total 7,280,929
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. 542,850 27,251,070
Elanco Animal Health, Inc.
(a)
134,364 1,273,771
Jazz Pharmaceuticals PLC
(a)
15,486 1,811,243
Organon & Co. 69,368 896,928
Pfizer, Inc. 1,473,510 35,968,379
Viatris , Inc. 315,470 2,656,257
Total 69,857,648
Total Health Care 266,038,531
Industrials  9.1%
Aerospace & Defense 1.4%
Curtiss-Wright Corp. 4,813 1,659,956
Lockheed Martin Corp. 26,106 12,472,141
RTX Corp. 157,251 19,834,069
Total 33,966,166
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. 17,032 1,871,987
FedEx Corp. 26,324 5,536,727
United Parcel Service, Inc. Class B 87,141 8,304,537
Total 15,713,251
Building Products 1.1%
A O Smith Corp. 14,489 983,224
Allegion PLC 10,760 1,497,792
Builders FirstSource , Inc.
(a)
14,677 1,755,809
Carlisle Cos., Inc. 5,641 2,140,647
Hayward Holdings, Inc.
(a)
17,157 228,703
Johnson Controls International PLC 80,108 6,721,061
Masco Corp. 26,509 1,606,710
Owens Corning 10,773 1,566,502
Trane Technologies PLC 27,038 10,363,936
Total 26,864,384
Commercial Services & Supplies 0.4%
Cintas Corp. 41,296 8,741,537
Vestis Corp. 14,117 123,665
Total 8,865,202
Construction & Engineering 0.3%
AECOM 16,008 1,579,189
Comfort Systems USA, Inc. 4,088 1,625,184
EMCOR Group, Inc. 5,625 2,253,938
Everus Construction Group, Inc.
(a)
6,017 242,124
MasTec , Inc.
(a)
7,249 922,943
Valmont Industries, Inc. 2,483 728,065
Total 7,351,443
Common Stocks (continued)
Issuer Shares Value ($)
Electrical Equipment 0.4%
Acuity Brands, Inc. 3,626 883,330
Emerson Electric Co. 68,555 7,205,816
Generac Holdings, Inc.
(a)
6,932 792,882
nVent Electric PLC 19,946 1,095,235
Total 9,977,263
Ground Transportation 1.8%
CSX Corp. 235,318 6,605,376
Lyft, Inc. Class A
(a)
47,539 589,484
Ryder System, Inc. 5,170 711,754
Uber Technologies, Inc.
(a)
244,349 19,794,712
Union Pacific Corp. 72,318 15,596,100
Total 43,297,426
Machinery 1.4%
Allison Transmission Holdings, Inc. 10,047 926,735
Caterpillar, Inc. 59,000 18,246,930
Dover Corp. 16,157 2,757,192
Flowserve Corp. 15,723 711,151
Fortive Corp. 42,609 2,969,421
Middleby Corp. (The)
(a)
6,527 870,376
Pentair PLC 20,193 1,832,111
Snap-on, Inc. 6,152 1,930,559
Stanley Black & Decker, Inc. 18,457 1,107,789
Westinghouse Air Brake Technologies Corp. 21,243 3,924,432
Total 35,276,696
Marine Transportation 0.0%
Kirby Corp.
(a)
6,690 644,715
Passenger Airlines 0.2%
Delta Air Lines, Inc. 79,044 3,290,602
United Airlines Holdings, Inc.
(a)
40,805 2,808,200
Total 6,098,802
Professional Services 1.4%
Automatic Data Processing, Inc. 49,872 14,991,523
Booz Allen Hamilton Holding Corp. 15,273 1,833,066
Broadridge Financial Solutions, Inc. 14,216 3,445,958
Dun & Bradstreet Holdings, Inc. 36,208 324,786
FTI Consulting, Inc.
(a)
4,019 668,279
Genpact Ltd. 20,931 1,051,992
KBR, Inc. 15,928 841,158
Leidos Holdings, Inc. 15,944 2,346,638
Paychex, Inc. 38,494 5,663,237
Science Applications International Corp. 6,027 729,448
SS&C Technologies Holdings, Inc. 25,983 1,964,315
Total 33,860,400
Trading Companies & Distributors 0.1%
Core & Main, Inc. Class A
(a)
23,247 1,224,652
MSC Industrial Direct Co., Inc. Class A 5,580 426,758
WESCO International, Inc. 5,437 886,014
Total 2,537,424
Total Industrials 224,453,172
Information Technology  28.6%
Communications Equipment 1.0%
Arista Networks, Inc.
(a)
62,455 5,138,173
Cisco Systems, Inc. 257,212 14,848,849
F5, Inc.
(a)
3,546 938,768
Motorola Solutions, Inc. 10,839 4,773,387
Ubiquiti, Inc. 223 72,798
Total 25,771,975
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.
(a)
3,377 376,063
Zebra Technologies Corp. Class A
(a)
3,210 803,527
Total 1,179,590

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 0.2%
DXC Technology Co.
(a)
11,481 178,185
EPAM Systems, Inc.
(a)
3,547 556,560
GoDaddy , Inc. Class A
(a)
9,027 1,700,055
Okta , Inc.
(a)
10,267 1,151,546
VeriSign, Inc.
(a)
5,515 1,555,892
Total 5,142,238
Semiconductors & Semiconductor Equipment 8.0%
Allegro MicroSystems , Inc.
(a)
7,236 137,991
Applied Materials, Inc. 52,025 7,840,688
Cirrus Logic, Inc.
(a)
3,303 317,220
Lam Research Corp. 84,843 6,080,698
MKS Instruments, Inc. 4,086 286,592
Monolithic Power Systems, Inc. 3,045 1,805,989
NVIDIA Corp. 1,540,304 167,769,912
Qorvo , Inc.
(a)
5,883 421,635
QUALCOMM, Inc. 71,505 10,615,632
Skyworks Solutions, Inc. 9,858 633,672
Universal Display Corp. 2,937 368,975
Total 196,279,004
Software 11.0%
Appfolio , Inc. Class A
(a)
1,228 253,607
Autodesk, Inc.
(a)
14,003 3,840,323
BILL Holdings, Inc.
(a)
6,549 298,438
Crowdstrike Holdings, Inc. Class A
(a)
14,309 6,136,701
DocuSign, Inc.
(a)
12,634 1,032,829
Dropbox, Inc. Class A
(a)
14,563 415,774
Fortinet, Inc.
(a)
39,901 4,140,128
Gen Digital, Inc. 34,323 887,936
Intuit, Inc. 17,739 11,130,690
Manhattan Associates, Inc.
(a)
3,744 664,148
Microsoft Corp. 473,651 187,215,294
Nutanix , Inc. Class A
(a)
15,085 1,036,340
Palantir Technologies, Inc. Class A
(a)
124,219 14,712,498
Palo Alto Networks, Inc.
(a)
39,503 7,384,296
Pegasystems , Inc. 2,887 265,835
Salesforce, Inc. 59,634 16,024,252
ServiceNow , Inc.
(a)
13,285 12,687,308
Uipath , Inc. Class A
(a)
29,500 352,230
Zoom Communications, Inc.
(a)
17,384 1,347,955
Zscaler , Inc.
(a)
6,067 1,372,173
Total 271,198,755
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 942,999 200,387,287
Hewlett Packard Enterprise Co. 83,577 1,355,619
HP, Inc. 60,331 1,542,664
NetApp, Inc. 12,804 1,149,159
Total 204,434,729
Total Information Technology 704,006,291
Materials  2.2%
Chemicals 0.8%
Ashland, Inc. 9,394 510,940
CF Industries Holdings, Inc. 35,829 2,807,919
Eastman Chemical Co. 22,933 1,765,841
FMC Corp. 25,902 1,085,812
LyondellBasell Industries NV Class A 51,404 2,992,227
Mosaic Co. (The) 62,004 1,884,922
NewMarket Corp. 1,114 685,444
Olin Corp. 23,234 502,319
PPG Industries, Inc. 45,135 4,913,396
RPM International, Inc. 24,919 2,660,103
Common Stocks (continued)
Issuer Shares Value ($)
Scotts Miracle- Gro Co. (The) 8,354 420,874
Total 20,229,797
Construction Materials 0.6%
CRH PLC 135,386 12,918,532
Eagle Materials, Inc. 6,538 1,480,138
Total 14,398,670
Containers & Packaging 0.2%
Crown Holdings, Inc. 23,069 2,222,237
Packaging Corp. of America 17,480 3,244,463
Total 5,466,700
Metals & Mining 0.6%
Nucor Corp. 51,261 6,119,025
Reliance, Inc. 11,758 3,389,008
Steel Dynamics, Inc. 31,160 4,041,764
Total 13,549,797
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 12,926 1,115,643
Total Materials 54,760,607
Real Estate  2.6%
Diversified REITs 0.1%
WP Carey, Inc. 34,837 2,175,222
Health Care REITs 0.2%
Healthpeak Properties, Inc. 117,392 2,094,273
Omega Healthcare Investors, Inc. 39,948 1,559,970
Total 3,654,243
Industrial REITs 0.0%
STAG Industrial, Inc. 29,800 984,294
Office REITs 0.1%
Cousins Properties, Inc. 25,200 694,008
Highwoods Properties, Inc. 17,047 484,817
Kilroy Realty Corp. 18,681 588,638
Total 1,767,463
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
50,434 6,162,026
Jones Lang LaSalle, Inc.
(a)
8,105 1,843,158
Zillow Group, Inc. Class A
(a)
8,072 532,591
Zillow Group, Inc. Class C
(a)
26,707 1,798,182
Total 10,335,957
Residential REITs 0.3%
American Homes 4 Rent Class A 56,119 2,098,289
Camden Property Trust 17,166 1,953,491
Essex Property Trust, Inc. 10,205 2,848,726
Total 6,900,506
Retail REITs 0.4%
Brixmor Property Group, Inc. 49,211 1,225,846
NNN REIT, Inc. 29,707 1,221,255
Simon Property Group, Inc. 52,040 8,190,055
Total 10,637,156
Specialized REITs 1.1%
American Tower Corp. 77,653 17,503,763
EPR Properties 12,091 598,384
Gaming and Leisure Properties, Inc. 42,282 2,023,616
Lamar Advertising Co. Class A 14,479 1,647,855
Millrose Properties, Inc. Class A 11,709 293,193
SBA Communications Corp. 17,804 4,333,494
Total 26,400,305
Total Real Estate 62,855,146
Utilities  2.5%
Electric Utilities 1.6%
American Electric Power Co., Inc. 96,970 10,505,730
Edison International 68,493 3,665,060
Entergy Corp. 76,845 6,391,199

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 7
Common Stocks (continued)
Issuer Shares Value ($)
Evergy , Inc. 40,212 2,778,649
Exelon Corp. 180,059 8,444,767
PG&E Corp. 395,314 6,530,587
Total 38,315,992
Gas Utilities 0.1%
MDU Resources Group, Inc. 36,885 632,209
National Fuel Gas Co. 16,044 1,231,858
Total 1,864,067
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 130,090 1,300,900
Clearway Energy, Inc. Class A 6,297 172,223
Clearway Energy, Inc. Class C 15,070 442,154
Total 1,915,277
Multi-Utilities 0.7%
Ameren Corp. 48,024 4,765,902
Dominion Energy, Inc. 152,084 8,270,328
DTE Energy Co. 37,045 5,075,165
Total 18,111,395
Total Utilities 60,206,731
Total Common Stocks
(Cost $2,410,321,989) 2,390,275,330
Exchange-Traded Equity Funds 2.1%
Issuer Shares Value ($)
Communication Services  0.3%
Communication Services Select Sector
SPDR Fund 77,238 7,371,595
Consumer Discreationary   1.8%
Consumer Discretionary Select Sector
SPDR Fund 118,581 23,391,288
Vanguard Consumer Discretionary ETF 70,742 23,032,888
Total 46,424,176
Total Exchange-Traded Equity Funds
(Cost $56,685,823) 53,795,771
Money Market Funds 0.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.169%
(e)
16,276,945 16,276,945
Total Money Market Funds
(Cost $16,276,945) 16,276,945
Total Investments in Securities
(Cost $2,483,284,757) 2,460,348,046
Other Assets & Liabilities, Net 1,520,415
Net Assets 2,461,868,461

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETFs | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
249
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the value of these securities amounted to $249, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At April 30, 2025, the total market value of these securities amounted to $249, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at April 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 9
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 211,619,307 – – 211,619,307
Consumer Discretionary 212,212,257 – – 212,212,257
Consumer Staples 152,890,414 – – 152,890,414
Energy 78,581,052 – – 78,581,052
Financials 362,651,822 – – 362,651,822
Health Care 266,038,282 – 249 266,038,531
Industrials 224,453,172 – – 224,453,172
Information Technology 704,006,291 – – 704,006,291
Materials 54,760,607 – – 54,760,607
Real Estate 62,855,146 – – 62,855,146
Utilities 60,206,731 – – 60,206,731
Total Common Stocks 2,390,275,081 – 249 2,390,275,330
Exchange-Traded Equity Funds 53,795,771 – – 53,795,771
Money Market Funds 16,276,945 – – 16,276,945
Total Investments in Securities 2,460,347,797 – 249 2,460,348,046
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETFs | 2025
Common Stocks 98.4%
Issuer Shares Value ($)
Communication Services  4.5%
Diversified Telecommunication Services 2.2%
AT&T, Inc. 28,107 778,564
Verizon Communications, Inc. 16,490 726,549
Total 1,505,113
Entertainment 1.2%
Electronic Arts, Inc. 1,098 159,309
Madison Square Garden Sports Corp.
(a)
70 13,480
Playtika Holding Corp. 304 1,602
Walt Disney Co. (The) 7,320 665,754
Total 840,145
Interactive Media & Services 0.1%
Match Group, Inc. 989 29,334
Media 1.0%
Comcast Corp. Class A 14,877 508,794
Fox Corp. Class A 886 44,114
Fox Corp. Class B 514 23,767
New York Times Co. (The) Class A 638 33,214
News Corp. Class A 1,520 41,222
News Corp. Class B 457 14,359
Nexstar Media Group, Inc. 75 11,225
Total 676,695
Total Communication Services 3,051,287
Consumer Discretionary  5.8%
Automobile Components 0.1%
BorgWarner, Inc. 1,715 48,672
Lear Corp. 431 36,958
Total 85,630
Automobiles 0.4%
Ford Motor Co. 28,906 289,349
Broadline Retail 0.1%
Dillard's, Inc. Class A 22 7,627
Etsy, Inc.
(a)
301 13,087
Nordstrom, Inc. 740 17,864
Total 38,578
Diversified Consumer Services 0.2%
ADT, Inc. 2,464 19,761
Bright Horizons Family Solutions, Inc.
(a)
365 45,778
H&R Block, Inc. 816 49,262
Total 114,801
Hotels, Restaurants & Leisure 0.9%
Aramark 1,949 65,155
Booking Holdings, Inc. 15 76,489
Boyd Gaming Corp. 513 35,469
Carnival Corp.
(a)
7,535 138,192
DoorDash, Inc. Class A
(a)
327 63,075
Hilton Worldwide Holdings, Inc. 894 201,579
Hyatt Hotels Corp. Class A 275 30,987
Travel + Leisure Co. 496 21,789
Wendy's Co. (The) 656 8,200
Total 640,935
Household Durables 1.0%
Lennar Corp. Class A 1,756 190,719
Lennar Corp. Class B 86 8,890
Mohawk Industries, Inc.
(a)
399 42,434
NVR, Inc.
(a)
21 149,641
PulteGroup, Inc. 1,562 160,230
Toll Brothers, Inc. 790 79,687
TopBuild Corp.
(a)
224 66,250
Total 697,851
Specialty Retail 2.4%
Carvana Co.
(a)
526 128,528
Common Stocks (continued)
Issuer Shares Value ($)
Gap, Inc. (The) 1,535 33,616
Lowe's Cos., Inc. 4,244 948,789
TJX Cos., Inc. (The) 3,463 445,619
Williams-Sonoma, Inc. 360 55,609
Total 1,612,161
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.
(a)
861 12,949
Columbia Sportswear Co. 238 14,797
Crocs, Inc.
(a)
362 34,904
NIKE, Inc. Class B 3,451 194,636
PVH Corp. 415 28,627
Ralph Lauren Corp. 299 67,260
Tapestry, Inc. 1,661 117,350
Total 470,523
Total Consumer Discretionary 3,949,828
Consumer Staples  8.9%
Beverages 0.3%
Coca-Cola Consolidated, Inc. 57 77,281
Molson Coors Beverage Co. Class B 1,642 94,464
Total 171,745
Consumer Staples Distribution 1.0%
Albertsons Cos., Inc. Class A 3,634 79,875
Maplebear, Inc.
(a)
1,595 63,625
Target Corp. 4,358 421,419
US Foods Holding Corp.
(a)
2,035 133,618
Total 698,537
Food Products 1.8%
Archer-Daniels-Midland Co. 4,485 214,159
Bunge Global SA 1,282 100,919
Conagra Brands, Inc. 4,364 107,834
General Mills, Inc. 5,044 286,196
Ingredion, Inc. 607 80,622
Kraft Heinz Co. (The) 8,166 237,631
Pilgrim's Pride Corp. 347 18,939
Tyson Foods, Inc. Class A 2,682 164,246
Total 1,210,546
Household Products 0.8%
Colgate-Palmolive Co. 3,381 311,694
Kimberly-Clark Corp. 1,807 238,126
Reynolds Consumer Products, Inc. 496 11,408
Spectrum Brands Holdings, Inc. 246 15,523
Total 576,751
Tobacco 5.0%
Altria Group, Inc. 15,935 942,555
Philip Morris International, Inc. 14,496 2,484,035
Total 3,426,590
Total Consumer Staples 6,084,169
Energy  6.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC 1,720 48,452
Oil, Gas & Consumable Fuels 6.3%
Chevron Corp. 6,689 910,105
Civitas Resources, Inc. 293 7,984
ConocoPhillips 5,351 476,881
Coterra Energy, Inc. 2,985 73,312
EOG Resources, Inc. 2,293 252,987
Exxon Mobil Corp. 17,877 1,888,348
HF Sinclair Corp. 662 19,906
Marathon Petroleum Corp. 1,425 195,809
Occidental Petroleum Corp. 2,729 107,550
Ovintiv, Inc. 1,093 36,703
Phillips 66 1,718 178,775

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 11
Common Stocks (continued)
Issuer Shares Value ($)
Valero Energy Corp. 1,329 154,284
Total 4,302,644
Total Energy 4,351,096
Financials  22.0%
Banks 11.9%
Bank of America Corp. 40,120 1,599,985
Bank OZK 636 27,093
Citigroup, Inc. 11,381 778,233
Columbia Banking System, Inc. 1,247 27,958
East West Bancorp, Inc. 832 71,178
Fifth Third Bancorp 4,026 144,694
First Citizens BancShares, Inc. Class A 71 126,319
JPMorgan Chase & Co. 14,459 3,536,960
M&T Bank Corp. 989 167,893
Popular, Inc. 366 34,924
Regions Financial Corp. 5,385 109,908
Wells Fargo & Co. 20,618 1,464,084
Zions Bancorp NA 867 38,989
Total 8,128,218
Capital Markets 4.5%
Bank of New York Mellon Corp. (The) 4,257 342,305
BlackRock, Inc. 875 799,977
Cboe Global Markets, Inc. 627 139,069
CME Group, Inc. 2,076 575,218
Janus Henderson Group PLC 763 25,339
MarketAxess Holdings, Inc. 218 48,307
Morgan Stanley 6,331 730,724
Raymond James Financial, Inc. 1,229 168,422
SEI Investments Co. 583 45,643
State Street Corp. 1,740 153,294
Stifel Financial Corp. 588 50,386
Virtu Financial, Inc. Class A 477 18,675
Total 3,097,359
Consumer Finance 1.0%
American Express Co. 2,030 540,812
SLM Corp. 1,233 35,646
Synchrony Financial 2,331 121,096
Total 697,554
Financial Services 1.7%
Fidelity National Information Services, Inc. 3,292 259,673
Fiserv, Inc.
(a)
2,280 420,820
MGIC Investment Corp. 1,486 37,016
PayPal Holdings, Inc.
(a)
5,973 393,263
Voya Financial, Inc. 591 34,987
Western Union Co. (The) 1,652 16,371
Total 1,162,130
Insurance 2.9%
Allstate Corp. (The) 1,276 253,146
Assurant, Inc. 302 58,208
Axis Capital Holdings Ltd. 451 43,440
Brighthouse Financial, Inc.
(a)
350 20,377
CNA Financial Corp. 126 6,068
Everest Group Ltd. 209 74,995
Globe Life, Inc. 481 59,327
Hartford Financial Services Group, Inc.
(The) 1,725 211,606
Marsh & McLennan Cos., Inc. 2,484 560,067
MetLife, Inc. 3,281 247,289
Prudential Financial, Inc. 2,102 215,896
Reinsurance Group of America, Inc. 378 70,803
RenaissanceRe Holdings Ltd. 307 74,273
Common Stocks (continued)
Issuer Shares Value ($)
Unum Group 1,064 82,630
Total 1,978,125
Total Financials 15,063,386
Health Care  14.4%
Biotechnology 2.3%
AbbVie, Inc. 2,854 556,815
Alnylam Pharmaceuticals, Inc.
(a)
38 10,003
Amgen, Inc. 338 98,331
Biogen, Inc.
(a)
433 52,428
BioMarin Pharmaceutical, Inc.
(a)
535 34,074
Exact Sciences Corp.
(a)
322 14,696
Exelixis, Inc.
(a)
134 5,246
Gilead Sciences, Inc. 3,540 377,152
GRAIL, Inc.
(a)
73 2,518
Incyte Corp.
(a)
447 28,009
Ionis Pharmaceuticals, Inc.
(a)
29 891
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 40
Moderna, Inc.
(a)
932 26,599
Regeneron Pharmaceuticals, Inc. 290 173,640
Roivant Sciences Ltd.
(a)
1,211 14,072
United Therapeutics Corp.
(a)
122 36,977
Vertex Pharmaceuticals, Inc.
(a)
366 186,477
Total 1,617,968
Health Care Equipment & Supplies 5.5%
Baxter International, Inc. 8,085 252,010
DENTSPLY SIRONA, Inc. 3,127 43,465
Envista Holdings Corp.
(a)
2,812 45,217
GE HealthCare Technologies, Inc. 6,527 459,044
Globus Medical, Inc. Class A
(a)
1,753 125,813
Hologic, Inc.
(a)
3,534 205,679
Medtronic PLC 20,045 1,699,014
ResMed, Inc. 1,691 400,074
Solventum Corp.
(a)
2,177 143,943
Teleflex, Inc. 749 102,650
Zimmer Biomet Holdings, Inc. 3,177 327,390
Total 3,804,299
Health Care Providers & Services 3.3%
Amedisys, Inc.
(a)
493 46,786
Cardinal Health, Inc. 1,530 216,174
HCA Healthcare, Inc. 2,223 767,113
McKesson Corp. 1,123 800,463
Premier, Inc. Class A 1,594 32,438
Tenet Healthcare Corp.
(a)
1,509 215,711
Universal Health Services, Inc. Class B 903 159,894
Total 2,238,579
Life Sciences Tools & Services 0.4%
Charles River Laboratories International,
Inc.
(a)
804 95,370
Fortrea Holdings, Inc.
(a)
1,216 7,576
QIAGEN NV
(a)
3,425 146,419
Total 249,365
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co. 31,987 1,605,748
Elanco Animal Health, Inc.
(a)
7,911 74,996
Jazz Pharmaceuticals PLC
(a)
916 107,135
Organon & Co. 4,090 52,884
Viatris, Inc. 18,598 156,595
Total 1,997,358
Total Health Care 9,907,569
Industrials  13.9%
Aerospace & Defense 3.0%
Curtiss-Wright Corp. 321 110,710

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Lockheed Martin Corp. 1,226 585,722
RTX Corp. 10,933 1,378,979
Total 2,075,411
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc. 983 108,041
FedEx Corp. 1,818 382,380
Total 490,421
Building Products 2.3%
A O Smith Corp. 1,001 67,928
Allegion PLC 729 101,477
Builders FirstSource, Inc.
(a)
921 110,179
Carlisle Cos., Inc. 335 127,126
Hayward Holdings, Inc.
(a)
1,179 15,716
Johnson Controls International PLC 5,549 465,561
Masco Corp. 1,832 111,037
Owens Corning 738 107,313
Trane Technologies PLC 1,238 474,538
Total 1,580,875
Commercial Services & Supplies 0.0%
Cintas Corp. 143 30,270
Vestis Corp. 973 8,524
Total 38,794
Construction & Engineering 0.5%
AECOM 1,124 110,882
EMCOR Group, Inc. 233 93,363
Everus Construction Group, Inc.
(a)
421 16,941
MasTec, Inc.
(a)
522 66,461
Valmont Industries, Inc. 162 47,502
Total 335,149
Electrical Equipment 1.0%
Acuity Brands, Inc. 257 62,608
Emerson Electric Co. 4,753 499,588
Generac Holdings, Inc.
(a)
249 28,480
nVent Electric PLC 1,370 75,227
Total 665,903
Ground Transportation 0.9%
Lyft, Inc. Class A
(a)
1,024 12,698
Ryder System, Inc. 348 47,909
Union Pacific Corp. 2,616 564,166
Total 624,773
Machinery 3.3%
Allison Transmission Holdings, Inc. 708 65,306
Caterpillar, Inc. 3,503 1,083,373
Dover Corp. 1,135 193,688
Flowserve Corp. 1,103 49,889
Fortive Corp. 2,963 206,491
Middleby Corp. (The)
(a)
459 61,207
Pentair PLC 1,389 126,024
Snap-on, Inc. 431 135,252
Stanley Black & Decker, Inc. 1,283 77,006
Westinghouse Air Brake Technologies Corp. 1,477 272,861
Total 2,271,097
Marine Transportation 0.1%
Kirby Corp.
(a)
471 45,390
Passenger Airlines 0.6%
Delta Air Lines, Inc. 5,502 229,048
United Airlines Holdings, Inc.
(a)
2,819 194,004
Total 423,052
Professional Services 1.3%
Automatic Data Processing, Inc. 246 73,947
Dun & Bradstreet Holdings, Inc. 2,521 22,613
FTI Consulting, Inc.
(a)
295 49,053
Common Stocks (continued)
Issuer Shares Value ($)
Genpact Ltd. 1,453 73,028
KBR, Inc. 1,021 53,919
Leidos Holdings, Inc. 1,119 164,694
Paychex, Inc. 1,708 251,281
Science Applications International Corp. 421 50,954
SS&C Technologies Holdings, Inc. 1,793 135,551
Total 875,040
Trading Companies & Distributors 0.2%
Core & Main, Inc. Class A
(a)
552 29,080
MSC Industrial Direct Co., Inc. Class A 379 28,986
WESCO International, Inc. 368 59,969
Total 118,035
Total Industrials 9,543,940
Information Technology  8.9%
Communications Equipment 4.4%
Cisco Systems, Inc. 42,920 2,477,772
F5, Inc.
(a)
604 159,903
Motorola Solutions, Inc. 928 408,682
Ubiquiti, Inc. 22 7,182
Total 3,053,539
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.
(a)
574 63,921
Jabil, Inc. 1,025 150,224
Zebra Technologies Corp. Class A
(a)
428 107,137
Total 321,282
IT Services 0.7%
DXC Technology Co.
(a)
1,903 29,535
EPAM Systems, Inc.
(a)
569 89,282
Okta, Inc.
(a)
972 109,019
VeriSign, Inc.
(a)
852 240,366
Total 468,202
Semiconductors & Semiconductor Equipment 0.8%
Allegro MicroSystems, Inc.
(a)
1,238 23,609
Applied Materials, Inc. 703 105,949
Cirrus Logic, Inc.
(a)
561 53,878
MKS Instruments, Inc. 672 47,134
Qorvo, Inc.
(a)
982 70,380
QUALCOMM, Inc. 743 110,306
Skyworks Solutions, Inc. 1,673 107,540
Universal Display Corp. 241 30,277
Total 549,073
Software 1.7%
BILL Holdings, Inc.
(a)
830 37,823
Dropbox, Inc. Class A
(a)
1,682 48,021
Fair Isaac Corp.
(a)
39 77,597
Fortinet, Inc.
(a)
1,232 127,832
Gen Digital, Inc. 5,765 149,141
Nutanix, Inc. Class A
(a)
1,805 124,003
Salesforce, Inc. 1,508 405,215
Uipath, Inc. Class A
(a)
691 8,251
Zoom Communications, Inc.
(a)
2,889 224,013
Total 1,201,896
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co. 13,953 226,317
HP, Inc. 7,640 195,355
NetApp, Inc. 1,197 107,431
Total 529,103
Total Information Technology 6,123,095
Materials  4.1%
Chemicals 1.6%
Ashland, Inc. 516 28,065
CF Industries Holdings, Inc. 1,934 151,568

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 13
Common Stocks (continued)
Issuer Shares Value ($)
Eastman Chemical Co. 1,230 94,710
FMC Corp. 1,387 58,143
LyondellBasell Industries NV Class A 2,785 162,115
Mosaic Co. (The) 3,345 101,688
NewMarket Corp. 74 45,532
Olin Corp. 1,248 26,982
PPG Industries, Inc. 2,444 266,054
RPM International, Inc. 1,047 111,767
Scotts Miracle-Gro Co. (The) 446 22,469
Total 1,069,093
Construction Materials 1.0%
CRH PLC 7,322 698,665
Eagle Materials, Inc. 89 20,149
Total 718,814
Containers & Packaging 0.4%
Crown Holdings, Inc. 1,238 119,256
Packaging Corp. of America 937 173,917
Total 293,173
Metals & Mining 1.1%
Nucor Corp. 2,777 331,490
Reliance, Inc. 637 183,603
Steel Dynamics, Inc. 1,693 219,599
Total 734,692
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 215 18,557
Total Materials 2,834,329
Real Estate  4.6%
Diversified REITs 0.2%
WP Carey, Inc. 2,549 159,159
Health Care REITs 0.4%
Healthpeak Properties, Inc. 8,629 153,942
Omega Healthcare Investors, Inc. 2,947 115,080
Total 269,022
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. 1,571 74,748
STAG Industrial, Inc. 2,184 72,138
Total 146,886
Office REITs 0.2%
Cousins Properties, Inc. 1,871 51,528
Highwoods Properties, Inc. 1,241 35,294
Kilroy Realty Corp. 1,379 43,452
Total 130,274
Real Estate Management & Development 1.0%
CBRE Group, Inc. Class A
(a)
3,701 452,188
Jones Lang LaSalle, Inc.
(a)
407 92,556
Zillow Group, Inc. Class A
(a)
580 38,268
Zillow Group, Inc. Class C
(a)
1,956 131,698
Total 714,710
Residential REITs 0.8%
American Homes 4 Rent Class A 4,110 153,673
Camden Property Trust 1,250 142,250
Essex Property Trust, Inc. 767 214,108
Total 510,031
Retail REITs 0.9%
Brixmor Property Group, Inc. 3,630 90,423
NNN REIT, Inc. 2,176 89,455
Simon Property Group, Inc. 2,852 448,848
Total 628,726
Specialized REITs 0.9%
EPR Properties 891 44,096
Gaming and Leisure Properties, Inc. 3,115 149,084
Lamar Advertising Co. Class A 791 90,024
Common Stocks (continued)
Issuer Shares Value ($)
Millrose Properties, Inc. Class A 935 23,412
SBA Communications Corp. 1,310 318,854
Total 625,470
Total Real Estate 3,184,278
Utilities  4.9%
Electric Utilities 3.1%
American Electric Power Co., Inc. 5,453 590,778
Edison International 3,841 205,532
Entergy Corp. 4,303 357,880
Evergy, Inc. 2,269 156,788
Exelon Corp. 10,117 474,487
PG&E Corp. 22,205 366,827
Total 2,152,292
Gas Utilities 0.1%
MDU Resources Group, Inc. 2,077 35,600
National Fuel Gas Co. 911 69,947
Total 105,547
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 7,318 73,180
Clearway Energy, Inc. Class A 355 9,709
Clearway Energy, Inc. Class C 852 24,998
Total 107,887
Multi-Utilities 1.5%
Ameren Corp. 2,698 267,749
Dominion Energy, Inc. 8,536 464,188
DTE Energy Co. 2,095 287,015
Total 1,018,952
Total Utilities 3,384,678
Total Common Stocks
(Cost $64,661,582) 67,477,655
Exchange-Traded Equity Funds 0.9%
Issuer Shares Value ($)
Financials  0.9%
Financial Select Sector SPDR Fund 12,848 626,468
Total Exchange-Traded Equity Funds
(Cost $610,328) 626,468
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.169%
(e)
443,781 443,781
Total Money Market Funds
(Cost $443,781) 443,781
Total Investments in Securities
(Cost $65,715,691) 68,547,904
Other Assets & Liabilities, Net 68,601
Net Assets 68,616,505

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETFs | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
40
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the value of these securities amounted to $40, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s
Board of Trustees. At April 30, 2025, the total market value of these securities amounted to $40, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at April 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 15
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,051,287 – – 3,051,287
Consumer Discretionary 3,949,828 – – 3,949,828
Consumer Staples 6,084,169 – – 6,084,169
Energy 4,351,096 – – 4,351,096
Financials 15,063,386 – – 15,063,386
Health Care 9,907,529 – 40 9,907,569
Industrials 9,543,940 – – 9,543,940
Information Technology 6,123,095 – – 6,123,095
Materials 2,834,329 – – 2,834,329
Real Estate 3,184,278 – – 3,184,278
Utilities 3,384,678 – – 3,384,678
Total Common Stocks 67,477,615 – 40 67,477,655
Exchange-Traded Equity Funds 626,468 – – 626,468
Money Market Funds 443,781 – – 443,781
Total Investments in Securities 68,547,864 – 40 68,547,904
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETFs | 2025
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,483,284,757 and $65,715,691, respectively) $2,460,348,046 $68,547,904
Receivable for:
Capital shares sold 11,473,421 –
Dividends 1,479,354 78,895
Reclaims receivable 260 –
Total assets 2,473,301,081 68,626,799
Liabilities
Payable for:
Investments purchased 11,154,286 –
Investment management fees 278,334 10,294
Total liabilities 11,432,620 10,294
Net assets applicable to outstanding capital stock $2,461,868,461 $68,616,505
Represented by:
Paid-in capital $2,455,066,960 $65,798,149
Total distributable earnings (loss) 6,801,501 2,818,356
Total - representing net assets applicable to outstanding capital stock $2,461,868,461 $68,616,505
Shares outstanding 75,100,000 2,825,000
Net asset value per share $32.78 $24.29

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 17
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $14,204,945 $855,476
Foreign taxes withheld (631) (36)
Total income 14,204,314 855,440
Expenses:
Investment management fees 1,336,863 61,112
Total expenses 1,336,863 61,112
Net Investment Income 12,867,451 794,328
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (319,253) 165,720
In-kind transactions - unaffiliated issuers 23,044,097 791,378
Net realized gain 22,724,844 957,098
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (122,778,373) (3,567,571)
Net change in unrealized depreciation (122,778,373) (3,567,571)
Net realized and unrealized loss (100,053,529) (2,610,473)
Net Decrease in net assets resulting from operations $(87,186,078) $(1,816,145)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETFs | 2025
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations
Net investment income $12,867,451 $7,708,168 $794,328 $960,401
Net realized gain 22,724,844 30,965,538 957,098 1,485,567
Net change in unrealized appreciation (depreciation) (122,778,373) 113,437,315 (3,567,571) 7,617,886
Net increase (decrease) in net assets resulting from operations (87,186,078) 152,111,021 (1,816,145) 10,063,854
Distributions to shareholders
Net investment income and net realized gains (16,520,942) (2,889,739) (1,143,342) (484,695)
Shareholder transactions
Proceeds from shares sold 1,413,576,005 1,027,556,148 9,461,407 43,970,901
Cost of shares redeemed (102,054,712) (152,605,178) (3,931,519) (6,172,944)
Net increase in net assets resulting from shareholder
transactions 1,311,521,293 874,950,970 5,529,888 37,797,957
Increase in net assets 1,207,814,273 1,024,172,252 2,570,401 47,377,116
Net Assets:
Net assets beginning of period 1,254,054,188 229,881,936 66,046,104 18,668,988
Net assets at end of period $2,461,868,461 $1,254,054,188 $68,616,505 $66,046,104
Capital stock activity
Shares outstanding, beginning of period 36,925,000 9,350,000 2,600,000 950,000
Shares sold 41,225,000 32,675,000 375,000 1,925,000
Shares redeemed (3,050,000) (5,100,000) (150,000) (275,000)
Shares outstanding, end of period 75,100,000 36,925,000 2,825,000 2,600,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 19
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of period $33.96 $24.59 $22.98 $31.23 $21.79 $20.31
Income (loss) from investment operations:
Net investment income 0.24 0.41 0.39 0.39 0.41 0.37
Net realized and unrealized gain (loss) (1.04) 9.24 1.54 (3.08) 9.30 1.22
Total from investment operations (0.80) 9.65 1.93 (2.69) 9.71 1.59
Less distributions to shareholders:
Net investment income (0.24) (0.28) (0.32) (0.78) (0.25) (0.11)
Net realized gains (0.14) – – (4.78) (0.02) (0.00)
(a)
Total distribution to shareholders (0.38) (0.28) (0.32) (5.56) (0.27) (0.11)
Net asset value, end of period $32.78 $33.96 $24.59 $22.98 $31.23 $21.79
Total Return at NAV (2.41)% 39.49% 8.53% (10.57)% 44.90% 7.82%
Total Return at Market Price (2.41)% 39.49% 8.37% (10.32)% 45.27% 7.46%
Ratios to average net assets:
Total gross expenses
(b)
0.15% 0.15% 0.15%
(c)
0.15% 0.15% 0.15%
Total net expenses
(b)(d)
0.15% 0.15% 0.15%
(c)
0.15% 0.15% 0.15%
Net investment income 1.44% 1.32% 1.57% 1.63% 1.58% 1.73%
Supplemental data
Net assets, end of
period
(in thousands) $2,461,868 $1,254,054 $229,882 $78,699 $28,107 $72,448
Portfolio turnover 19% 49% 45% 65% 49% 41%
(a) Rounds to zero.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETFs | 2025
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of period $25.40 $19.65 $19.74 $20.96 $18.46 $20.24
Income (loss) from investment operations:
Net investment income 0.31 0.53 0.49 0.47 0.43 0.56
Net realized and unrealized gain (loss) (0.95) 5.76 (0.10) (1.44) 6.74 (2.19)
Total from investment operations (0.64) 6.29 0.39 (0.97) 7.17 (1.63)
Less distributions to shareholders:
Net investment income (0.47) (0.54) (0.48) (0.12) (4.16) (0.15)
Net realized gains – – – (0.13) (0.51) (0.00)
(a)
Total distribution to shareholders (0.47) (0.54) (0.48) (0.25) (4.67) (0.15)
Net asset value, end of period $24.29 $25.40 $19.65 $19.74 $20.96 $18.46
Total Return at NAV (2.55)% 32.50% 2.02% (4.66)% 45.48% (8.16)%
Total Return at Market Price (2.58)% 33.21% 1.55% (4.46)% 45.90% (8.50)%
Ratios to average net assets:
Total gross expenses
(b)
0.19% 0.19%
(c)
0.19%
(c)
0.19% 0.19% 0.19%
Total net expenses
(b)(d)
0.19% 0.19%
(c)
0.19%
(c)
0.19% 0.19% 0.19%
Net investment income 2.47% 2.26% 2.43% 2.30% 2.14% 2.93%
Supplemental data
Net assets, end of
period
(in thousands) $68,617 $66,046 $18,669 $17,276 $11,003 $462
Portfolio turnover 27% 62% 76% 99% 84% 95%
(a) Rounds to zero.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
Indexed ETFs | 2025 21
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
22 Indexed ETFs | 2025
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETFs | 2025 23
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
24 Indexed ETFs | 2025
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETFs | 2025 25
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended April 30, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 2,483,284,757 87,825,381 (110,762,092) (22,936,711)
Columbia Research Enhanced Value ETF 65,715,691 6,693,518 (3,861,305) 2,832,213
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia Research Enhanced Core ETF - - -
Columbia Research Enhanced Value ETF 589,198 777,123 1,366,321
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 369,781,997 344,694,945
Columbia Research Enhanced Value ETF 17,959,775 18,077,803
Fund Contributions ($)
Columbia Research Enhanced Core ETF 1,370,401,551
Columbia Research Enhanced Value ETF 8,845,504
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 75,845,686 98,889,783 23,044,097
Columbia Research Enhanced Value ETF 2,865,423 3,656,801 791,378

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
26 Indexed ETFs | 2025
an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETFs | 2025 27
and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR305_10_R01_(06/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration Bond ETF
Semiannual Financial Statements and Additional
Information
April 30, 2025 (Unaudited)

Indexed ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 20

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 3
Asset-Backed Securities - Non-Agency   10.1%
Issue
Description
Principal
Amount ($) Value ($)
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 92,123 88,994
BMW Vehicle Owner Trust 2023-A
Class A4, Series 2023-A, 5.250%,
11/26/29 125,000 127,044
Bridgecrest Lending Auto Securitization Trust
2024-1
Class D, Series 2024-1, 6.030%,
11/15/29 200,000 203,040
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 101,005
Carmax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 97,718
Class C, Series 2024-1, 5.470%,
08/15/29 200,000 202,770
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 292,189
Exeter Automobile Receivables Trust 2024-4
Class D, Series 2024-4A, 5.810%,
12/16/30 100,000 100,993
Ford Credit Auto Lease Trust
Class C, Series 2023-B, 6.430%,
04/15/27 100,000 101,078
Ford Credit Auto Lease Trust 2025-A
Class A3, Series 2025-A, 4.720%,
06/15/28 200,000 201,381
Ford Credit Auto Owner Trust
Class A4, Series 2023-A, 4.560%,
12/15/28 150,000 150,763
Ford Credit Auto Owner Trust 2023-B
Class A4, Series 2023-B, 5.060%,
02/15/29 150,000 152,264
Ford Credit Floorplan Master Owner Trust A
Class A, Series 2018-4, 4.060%,
11/15/30 100,000 99,010
Gm Financial Automobile Leasing Trust 2024-2
Class A3, Series 2024-2, 5.390%,
07/20/27 125,000 126,240
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 148,391
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 148,797
Gm Financial Consumer Automobile Receivables
Trust 2024-3
Class A4, Series 2024-3, 5.090%,
11/16/29 100,000 101,073
Harley-Davidson Motorcycle Trust 2024-A
Class A3, Series 2024-A, 5.370%,
03/15/29 150,000 152,120
Honda Auto Receivables 2024-4 Owner Trust
Class A3, Series 2024-4, 4.330%,
05/15/29 150,000 150,557
Honda Auto Receivables Owner Trust
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 255,618
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hyundai Auto Receivables Trust 2024-B
Class A3, Series 2024-B, 4.840%,
03/15/29 125,000 126,377
Class B, Series 2024-B, 5.040%,
09/16/30 100,000 101,760
Mercedes-Benz Auto Lease Trust 2024-A
Class A4, Series 2024-A, 5.320%,
02/15/30 225,000 229,084
Mercedes-Benz Auto Receivables Trust 2024-1
Class A3, Series 2024-1, 4.800%,
04/16/29 100,000 100,428
Mercedes-Benz Auto Receivables Trust 2025-1
Class A4, Series 2025-1, 4.920%,
04/15/31 150,000 153,431
Nissan Auto Receivables 2024-A Owner Trust
Class A4, Series 2024-A, 5.180%,
04/15/31 175,000 178,918
Santander Drive Auto Receivables Trust
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 129,169
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 100,319
Santander Drive Auto Receivables Trust 2023-5
Class B, Series 2023-5, 6.160%,
12/17/29 225,000 229,694
Class C, Series 2023-5, 6.430%,
02/18/31 225,000 233,774
Santander Drive Auto Receivables Trust 2023-6
Class B, Series 2023-6, 5.980%,
04/16/29 100,000 101,799
Toyota Auto Receivables Owner Trust
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 149,086
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,782
Volkswagen Auto Loan Enhanced Trust 2024-1
Class A3, Series 2024-1, 4.630%,
07/20/29 125,000 126,074
World Omni Auto Receivables Trust
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 146,925
World Omni Auto Receivables Trust 2024-B
Class A4, Series 2024-B, 5.230%,
07/15/30 100,000 101,705
World Omni Select Auto Trust
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 136,340
Total Asset-Backed Securities - Non-
Agency
(Cost $5,431,094) 5,448,710
Commercial Mortgage-Backed Securities - Non-Agency   10.0%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 124,732
Class A2, Series 2019-BN16,
3.933%, 02/15/52 56,261 55,598
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 96,020

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 98,404
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 96,947
BANK5 2024-5YR10
Class A3, Series 2024-5YR10,
5.302%, 10/15/57 100,000 102,374
BANK5 2024-5YR12
Class A3, Series 2024-5YR12,
5.902%, 12/15/57
(a)
225,000 235,786
Bank5 2024-5yr8
Class A3, Series 2024-5YR8,
5.884%, 08/15/57 200,000 208,900
Barclays Commercial Mortgage Trust
Class A4, Series 2019-C5, 3.063%,
11/15/52 100,000 93,960
BBCMS Mortgage Trust
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 132,666
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 178,104
BBCMS Mortgage Trust 2020-C6
Class A4, Series 2020-C6, 2.639%,
02/15/53 225,000 205,195
BBCMS Mortgage Trust 2024-5c29
Class A2, Series 2024-5C29,
4.738%, 09/15/57 225,000 226,017
BBCMS Mortgage Trust 2024-C30
Class A2, Series 2024-C30,
6.128%, 11/15/57 100,000 104,032
Benchmark 2024-V7 Mortgage Trust
Class A3, Series 2024-V7, 6.228%,
05/15/56 200,000 210,456
Benchmark 2024-V8 Mortgage Trust
Class A3, Series 2024-V8, 6.189%,
07/15/57 200,000 210,457
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 193,671 179,976
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 95,936
CD Mortgage Trust
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 48,691 47,986
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 134,666
CFCRE Commercial Mortgage Trust
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 48,300
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 95,869 93,017
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 121,657
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 167,197
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 94,198
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class B, Subordinated Series
2015-P1, 4.466%, 09/15/48
(a)
100,000 98,542
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 139,145
Class A2, Series 2020-GC46,
2.708%, 02/15/53 34,487 33,817
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.636%, 10/10/48
(a)
56,000 45,047
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 96,948
Class C, Series 2013-CR13,
5.109%, 11/10/46
(a)
19,817 18,528
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 4.102%, 10/10/49
(a)
75,000 69,660
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 93,407
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 120,788
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 96,638
Morgan Stanley Bank of America Merrill Lynch
Trust
Class C, Subordinated Series
2016-C31, 4.396%, 11/15/49
(a)
50,000 43,437
Class ASB, Series 2017-C34,
3.354%, 11/15/52 43,988 43,360
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,798 120,633
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 146,146
Morgan Stanley Capital I Trust 2019-H7
Class A4, Series 2019-H7, 3.261%,
07/15/52 200,000 188,866
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 146,344
Wells Fargo Commercial Mortgage Trust
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 92,029
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 97,269
Class ASB, Series 2021-C61,
2.525%, 11/15/54 100,000 92,640
Wells Fargo Commercial Mortgage Trust
2019-C54
Class A4, Series 2019-C54,
3.146%, 12/15/52 250,000 234,590
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,406,997) 5,380,415

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 5
Corporate Bonds   49.4%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.5%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(b)
50,000 51,152
Boeing Co. (The)
5.150%, 05/01/30 300,000 302,849
Howmet Aerospace, Inc.
5.900%, 02/01/27 50,000 51,253
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 78,175
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,867
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 58,393
TransDigm, Inc.
6.375%, 03/01/29
(b)
200,000 203,908
Total 785,597
Airlines 0.9%
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 44,598 43,035
Class AA, Series AA, 3.575%,
01/15/28 29,784 28,608
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 217,231
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
40,000 39,752
Delta Air Lines, Inc.
4.375%, 04/19/28 50,000 49,110
Southwest Airlines Co.
2.625%, 02/10/30 60,000 53,651
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 40,669 40,522
United Airlines, Inc.
4.625%, 04/15/29
(b)
33,000 31,001
Total 502,910
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 60,000 55,471
Automotive 1.0%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 51,021
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,008
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 106,799
General Motors Financial Co., Inc.
5.550%, 07/15/29 50,000 50,432
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 78,880
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(b)
125,000 114,126
7.050%, 09/15/28
(b)
75,000 76,690
Total 538,956
Banking 2.6%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 90,675
Bank of Montreal
3.088%, (H15T5Y + 1.400%),
01/10/37
(c)
40,000 33,832
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Capital One Financial Corp.
Series ., 7.624%, (SOFRRATE +
3.070%), 10/30/31
(c)
60,000 66,850
Citigroup, Inc.
5.592%, 11/19/34 350,000 351,582
Comerica, Inc.
4.000%, 02/01/29 90,000 86,218
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(c)
150,000 159,335
Discover Financial Services
4.100%, 02/09/27 100,000 99,111
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(c)
60,000 61,398
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 82,185
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 54,466
Morgan Stanley
3.950%, 04/23/27 100,000 99,161
Regions Financial Corp.
1.800%, 08/12/28 40,000 36,488
Synchrony Financial
3.950%, 12/01/27 85,000 82,668
Synovus Financial Corp.
6.168%, (SOFRRATE + 2.347%),
11/01/30
(c)
15,000 15,114
Webster Financial Corp.
4.100%, 03/25/29 85,000 82,137
Total 1,401,220
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 184,954
Brokerage/Asset Managers/Exchanges 0.1%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 46,463
Building Materials 0.5%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 40,000 39,030
Masco Corp.
2.000%, 02/15/31 30,000 25,435
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 58,589
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 58,746
5.000%, 02/15/27
(b)
50,000 49,641
Vulcan Materials Co.
4.950%, 12/01/29 50,000 50,474
Total 281,915
Cable and Satellite 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 187,325
6.375%, 09/01/29
(b)
116,000 117,047
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 87,000 75,445
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 145,022
Sirius XM Radio LLC
4.000%, 07/15/28
(b)
100,000 94,194

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 08/01/27
(b)
90,000 88,996
Viasat, Inc.
5.625%, 04/15/27
(b)
20,000 19,570
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(b)
50,000 48,159
Total 775,758
Chemicals 1.0%
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 55,643
Celanese US Holdings LLC
6.415%, 07/15/27 32,000 32,250
6.600%, 11/15/28 85,000 85,864
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 52,060
DuPont de Nemours, Inc.
4.725%, 11/15/28 100,000 101,012
Ingevity Corp.
3.875%, 11/01/28
(b)
50,000 46,278
Nutrien Ltd.
4.200%, 04/01/29 60,000 59,274
Olin Corp.
5.000%, 02/01/30 50,000 46,971
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 39,285
Total 518,637
Construction Machinery 0.5%
CNH Industrial Capital LLC
5.100%, 04/20/29 50,000 50,658
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 59,269
Oshkosh Corp.
4.600%, 05/15/28 50,000 49,874
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 96,567
Total 256,368
Consumer Cyclical Services 0.7%
ADT Security Corp. (The)
4.125%, 08/01/29
(b)
50,000 47,177
Brink's Co. (The)
4.625%, 10/15/27
(b)
20,000 19,691
eBay, Inc.
1.400%, 05/10/26 40,000 38,753
Expedia Group, Inc.
3.250%, 02/15/30 90,000 84,014
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 49,568
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 48,116
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
40,000 38,231
Service Corp. International
5.125%, 06/01/29 40,000 39,619
Total 365,169
Consumer Products 0.5%
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,988
Edgewell Personal Care Co.
4.125%, 04/01/29
(b)
50,000 46,818
Haleon US Capital LLC
3.375%, 03/24/29 60,000 57,714
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hasbro, Inc.
3.900%, 11/19/29 30,000 28,534
Newell Brands, Inc.
6.625%, 09/15/29 50,000 47,150
Somnigroup International, Inc.
4.000%, 04/15/29
(b)
50,000 46,425
Whirlpool Corp.
2.400%, 05/15/31 18,000 14,612
Total 280,241
Diversified Manufacturing 0.9%
Carrier Global Corp.
2.493%, 02/15/27 90,000 87,341
Ingersoll Rand, Inc.
5.314%, 06/15/31 50,000 51,244
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 51,813
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 54,815
Regal Rexnord Corp.
6.300%, 02/15/30 31,000 32,006
RTX Corp.
4.125%, 11/16/28 60,000 59,520
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 39,312
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
75,000 76,094
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 60,199
Total 512,344
Electric 3.3%
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
35,000 32,976
Black Hills Corp.
3.050%, 10/15/29 100,000 92,944
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 48,893
Clearway Energy Operating LLC
4.750%, 03/15/28
(b)
70,000 68,333
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 83,000 78,049
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 57,162
Duke Energy Corp.
4.300%, 03/15/28 60,000 59,977
Edison International
6.950%, 11/15/29 60,000 62,511
Emera US Finance LP
3.550%, 06/15/26 80,000 78,735
Enel Americas SA
4.000%, 10/25/26 85,000 84,010
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 85,461
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 52,473
2.650%, 03/01/30 50,000 45,382
Series B, 3.900%, 07/15/27 30,000 29,661
IPALCO Enterprises, Inc.
4.250%, 05/01/30 10,000 9,536
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 40,000 39,381

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NRG Energy, Inc.
5.750%, 01/15/28 50,000 50,151
5.750%, 07/15/29
(b)
50,000 49,798
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 80,069
3.750%, 07/01/28 80,000 77,488
PG&E Corp.
5.000%, 07/01/28 50,000 48,798
PPL Capital Funding, Inc.
4.125%, 04/15/30 50,000 49,035
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 62,086
Puget Energy, Inc.
2.379%, 06/15/28 50,000 46,919
Southern Co. (The)
5.500%, 03/15/29 60,000 62,275
TerraForm Power Operating LLC
4.750%, 01/15/30
(b)
50,000 47,051
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 204,324
XPLR Infrastructure Operating Partners LP
4.500%, 09/15/27
(b)
50,000 47,294
7.250%, 01/15/29
(b)
35,000 34,693
Total 1,785,465
Environmental 0.2%
GFL Environmental, Inc.
4.750%, 06/15/29
(b)
50,000 48,443
Republic Services, Inc.
1.450%, 02/15/31 60,000 50,479
Total 98,922
Finance Companies 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 150,000 132,522
Apollo Debt Solutions BDC
6.900%, 04/13/29 50,000 51,423
Ares Capital Corp.
2.150%, 07/15/26 40,000 38,544
Barings BDC, Inc.
7.000%, 02/15/29 50,000 51,233
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 56,688
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 45,808
Blue Owl Capital Corp.
2.875%, 06/11/28 25,000 22,827
Blue Owl Credit Income Corp.
7.950%, 06/13/28 50,000 52,689
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 119,479
FirstCash, Inc.
5.625%, 01/01/30
(b)
50,000 49,131
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 58,895
FS KKR Capital Corp.
3.125%, 10/12/28 50,000 45,153
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 52,321
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(b)
50,000 49,863
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 60,152
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Morgan Stanley Direct Lending Fund
6.150%, 05/17/29 50,000 50,930
Navient Corp.
5.500%, 03/15/29 100,000 94,731
Nuveen Churchill Direct Lending Corp.
6.650%, 03/15/30 5,000 5,076
Oaktree Strategic Credit Fund
8.400%, 11/14/28 50,000 53,791
OneMain Finance Corp.
3.500%, 01/15/27 115,000 110,093
3.875%, 09/15/28 60,000 55,521
6.625%, 05/15/29 50,000 50,198
Pennymac Financial Services, Inc.
7.875%, 12/15/29
(b)
50,000 52,127
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 48,269
Sixth Street Lending Partners
6.125%, 07/15/30
(b)
50,000 50,183
SLM Corp.
3.125%, 11/02/26 35,000 33,886
Total 1,491,533
Food and Beverage 1.5%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 39,361
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 60,360
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 84,820
General Mills, Inc.
2.875%, 04/15/30 60,000 55,383
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL
5.500%, 01/15/30 60,000 60,984
Kellanova
Series B, 7.450%, 04/01/31 50,000 56,724
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 70,211
Lamb Weston Holdings, Inc.
4.875%, 05/15/28
(b)
50,000 49,354
McCormick & Co., Inc.
1.850%, 02/15/31 50,000 42,533
Mondelez International, Inc.
2.750%, 04/13/30 60,000 55,250
Sysco Corp.
3.300%, 07/15/26 100,000 98,620
The Campbell's Company
2.375%, 04/24/30 60,000 53,830
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 59,487
Total 786,917
Gaming 0.9%
Caesars Entertainment, Inc.
7.000%, 02/15/30
(b)
50,000 51,233
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 39,972
Las Vegas Sands Corp.
6.000%, 08/15/29 50,000 50,422
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 83,738
MGM Resorts International
6.125%, 09/15/29 50,000 49,809

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
VICI Properties LP
5.125%, 11/15/31 25,000 24,761
Wynn Macau Ltd.
5.125%, 12/15/29
(b)
200,000 183,623
Total 483,558
Health Care 3.4%
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 47,855
Avantor Funding, Inc.
3.875%, 11/01/29
(b)
40,000 36,938
4.625%, 07/15/28
(b)
40,000 38,580
Baxter International, Inc.
1.915%, 02/01/27 85,000 81,325
Becton Dickinson & Co.
4.693%, 02/13/28 30,000 30,205
Cardinal Health, Inc.
3.410%, 06/15/27 30,000 29,478
Cencora, Inc.
3.450%, 12/15/27 40,000 39,128
Cigna Group (The)
3.400%, 03/01/27 50,000 49,182
4.375%, 10/15/28 50,000 49,893
CVS Health Corp.
4.300%, 03/25/28 330,000 327,651
7.000%, 03/10/55 50,000 50,587
Encompass Health Corp.
4.750%, 02/01/30 50,000 48,640
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,846
HCA, Inc.
3.500%, 09/01/30 20,000 18,676
5.450%, 04/01/31 94,000 95,846
IQVIA, Inc.
5.000%, 05/15/27
(b)
70,000 69,445
6.250%, 02/01/29 25,000 26,015
Laboratory Corp. of America Holdings
1.550%, 06/01/26 40,000 38,778
Medline Borrower LP
3.875%, 04/01/29
(b)
255,000 237,870
Revvity, Inc.
3.300%, 09/15/29 30,000 28,261
Solventum Corp.
5.450%, 03/13/31 50,000 51,071
Stryker Corp.
1.950%, 06/15/30 50,000 44,209
Teleflex, Inc.
4.625%, 11/15/27 50,000 48,950
Tenet Healthcare Corp.
4.250%, 06/01/29 14,000 13,345
4.375%, 01/15/30 100,000 94,820
5.125%, 11/01/27 100,000 99,194
Universal Health Services, Inc.
2.650%, 01/15/32 30,000 24,805
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30 5,000 5,077
Total 1,828,670
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 80,000 72,972
4.625%, 12/15/29 60,000 57,858
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,751
Humana, Inc.
1.350%, 02/03/27 85,000 80,387
Total 250,968
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
3.625%, 01/15/28 60,000 58,144
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 85,093
Ventas Realty LP
2.500%, 09/01/31 25,000 21,839
Total 165,076
Home Construction 0.3%
Century Communities, Inc.
3.875%, 08/15/29
(b)
50,000 44,733
Mattamy Group Corp.
4.625%, 03/01/30
(b)
50,000 45,815
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 57,254
Total 147,802
Independent Energy 1.4%
APA Corp.
4.250%, 01/15/30
(b)
6,000 5,605
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.250%, 12/31/28
(b)
15,000 15,152
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 57,212
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,419
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 49,122
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 83,616
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 50,536
Devon Energy Corp.
4.500%, 01/15/30 50,000 48,854
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 54,256
EQT Corp.
6.500%, 07/01/27
(b)
75,000 76,246
7.000%, 02/01/30 19,000 20,268
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
65,000 60,777
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 59,663
Occidental Petroleum Corp.
7.500%, 05/01/31 60,000 64,337
Permian Resources Operating LLC
8.000%, 04/15/27
(b)
50,000 50,851
Total 739,914
Leisure 0.8%
Carnival Corp.
6.000%, 05/01/29
(b)
200,000 198,777
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
60,000 57,550
NCL Corp. Ltd.
8.125%, 01/15/29
(b)
50,000 52,274
Royal Caribbean Cruises Ltd.
5.375%, 07/15/27
(b)
50,000 49,932

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500%, 04/01/28
(b)
100,000 99,889
Total 458,422
Life Insurance 0.6%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 85,074
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 48,463
Global Atlantic Fin Co.
4.700%, 10/15/51
(b)
50,000 47,574
Lincoln National Corp.
3.050%, 01/15/30 50,000 46,426
3.800%, 03/01/28 40,000 39,184
Sagicor Financial Co. Ltd.
5.300%, 05/13/28
(b)
50,000 49,004
Total 315,725
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29
(b)
69,000 65,058
5.375%, 05/01/25
(b)
53,000 53,000
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 83,683
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 53,699
Travel + Leisure Co.
4.500%, 12/01/29
(b)
25,000 23,464
6.625%, 07/31/26
(b)
15,000 15,099
Total 294,003
Media and Entertainment 1.3%
AMC Networks, Inc.
10.250%, 01/15/29
(b)
30,000 31,019
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28 50,000 50,204
Netflix, Inc.
6.375%, 05/15/29 60,000 64,593
Paramount Global
6.375%, 03/30/62 60,000 57,680
7.875%, 07/30/30 40,000 43,837
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 61,027
TEGNA, Inc.
4.625%, 03/15/28 80,000 76,459
5.000%, 09/15/29 25,000 23,339
Warnermedia Holdings, Inc.
4.054%, 03/15/29 290,000 271,194
Total 679,352
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 58,531
Metals and Mining 1.0%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
145,000 134,706
AngloGold Ashanti Holdings PLC
3.750%, 10/01/30 50,000 46,681
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(b)
50,000 48,451
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
70,000 67,925
Mineral Resources Ltd.
9.250%, 10/01/28
(b)
100,000 94,462
Novelis Corp.
3.250%, 11/15/26
(b)
80,000 77,649
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vale Overseas Ltd.
3.750%, 07/08/30 50,000 46,649
Yamana Gold, Inc.
2.630%, 08/15/31 40,000 34,677
Total 551,200
Midstream 3.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 58,582
5.750%, 01/15/28
(b)
50,000 49,678
Buckeye Partners LP
3.950%, 12/01/26 85,000 82,868
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,445
Cheniere Energy Partners LP
3.250%, 01/31/32 50,000 43,830
DCP Midstream Operating LP
3.250%, 02/15/32 24,000 20,643
Enbridge, Inc.
6.200%, 11/15/30 60,000 63,601
Energy Transfer LP
3.750%, 05/15/30 60,000 56,687
4.950%, 05/15/28 40,000 40,337
Hess Midstream Operations LP
6.500%, 06/01/29
(b)
60,000 60,932
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 51,190
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 60,445
MPLX LP
2.650%, 08/15/30 11,000 9,843
National Fuel Gas Co.
3.950%, 09/15/27 40,000 39,428
NuStar Logistics LP
5.625%, 04/28/27 60,000 59,801
6.000%, 06/01/26 10,000 10,001
ONEOK, Inc.
3.100%, 03/15/30 50,000 46,116
4.150%, 06/01/25 16,000 15,969
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 55,000 51,895
Rockies Express Pipeline LLC
4.950%, 07/15/29
(b)
50,000 47,825
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 59,178
5.000%, 03/15/27 40,000 40,285
Sunoco LP
7.000%, 05/01/29
(b)
50,000 51,406
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 40,000 39,847
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 59,878
TC PipeLines LP
3.900%, 05/25/27 50,000 49,306
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(b)
100,000 91,730
Venture Global LNG, Inc.
7.000%, 01/15/30
(b)
50,000 47,111
8.125%, 06/01/28
(b)
120,000 119,238
9.500%, 02/01/29
(b)
60,000 62,170
Western Midstream Operating LP
4.050%, 02/01/30 36,000 34,213

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 123,127
Total 1,687,605
Natural Gas 0.2%
Sempra
3.400%, 02/01/28 40,000 38,850
Southwest Gas Corp.
5.450%, 03/23/28 80,000 81,864
Total 120,714
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 39,732
Boston Properties LP
4.500%, 12/01/28 80,000 78,660
CubeSmart LP
2.000%, 02/15/31 60,000 51,171
Piedmont Operating Partnership LP
9.250%, 07/20/28 20,000 21,642
Total 191,205
Oil Field Services 0.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(b)
50,000 49,852
Weatherford International Ltd.
8.625%, 04/30/30
(b)
50,000 49,552
Total 99,404
Other Financial Institutions 0.4%
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 91,642
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 100,000 94,727
6.250%, 05/15/26 24,000 23,906
Total 210,275
Other Industry 0.3%
AECOM
5.125%, 03/15/27 50,000 49,834
Dycom Industries, Inc.
4.500%, 04/15/29
(b)
20,000 18,875
Quanta Services, Inc.
2.900%, 10/01/30 40,000 36,241
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
65,000 65,964
Total 170,914
Other REIT 0.7%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 39,887
EPR Properties
3.600%, 11/15/31 35,000 30,958
Extra Space Storage LP
5.900%, 01/15/31 60,000 62,496
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 25,000 22,756
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(b)
45,000 43,089
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 28,716
Starwood Property Trust, Inc.
7.250%, 04/01/29
(b)
110,000 114,168
WP Carey, Inc.
2.400%, 02/01/31 50,000 43,606
Total 385,676
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Utility 0.1%
American Water Capital Corp.
2.300%, 06/01/31 45,000 39,231
Packaging 0.7%
Amcor Group Finance PLC
5.450%, 05/23/29 50,000 50,997
Avery Dennison Corp.
4.875%, 12/06/28 50,000 50,408
Ball Corp.
6.000%, 06/15/29 60,000 61,242
Berry Global, Inc.
5.800%, 06/15/31 60,000 62,853
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,766
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 100,648
Total 365,914
Paper 0.3%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 82,665
Suzano Austria GmbH
3.750%, 01/15/31 60,000 54,333
Weyerhaeuser Co.
4.000%, 04/15/30 25,000 24,193
Total 161,191
Pharmaceuticals 0.8%
Amgen, Inc.
5.250%, 03/02/30 120,000 123,381
Biogen, Inc.
2.250%, 05/01/30 20,000 17,782
Mylan, Inc.
4.550%, 04/15/28 60,000 58,676
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 188,655
Royalty Pharma PLC
2.150%, 09/02/31 50,000 42,052
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,970
Total 432,516
Property & Casualty 0.7%
Aon Corp.
2.800%, 05/15/30 110,000 100,900
Assurant, Inc.
4.900%, 03/27/28 40,000 40,136
CNA Financial Corp.
3.450%, 08/15/27 85,000 83,153
Enstar Group Ltd.
3.100%, 09/01/31 50,000 43,548
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28 45,000 45,361
Willis North America, Inc.
2.950%, 09/15/29 60,000 55,876
Total 368,974
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 50,000 43,469
Refining 0.5%
HF Sinclair Corp.
5.000%, 02/01/28 50,000 49,461
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 49,123

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.150%, 03/01/30 50,000 50,423
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 90,000 79,615
Phillips 66
3.900%, 03/15/28 40,000 39,450
Total 268,072
Restaurants 0.6%
1011778 Bc Ulc / New Red Finance, Inc.
5.625%, 09/15/29
(b)
90,000 89,812
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 38,456
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 79,360
Starbucks Corp.
2.550%, 11/15/30 50,000 44,818
Yum! Brands, Inc.
4.750%, 01/15/30
(b)
50,000 48,566
Total 301,012
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 41,824
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 38,397
Kimco Realty OP LLC
2.250%, 12/01/31 25,000 21,354
Regency Centers LP
3.700%, 06/15/30 40,000 38,416
Store Capital LLC
4.500%, 03/15/28 80,000 78,782
Total 218,773
Retailers 1.4%
Belron UK Finance PLC
5.750%, 10/15/29
(b)
50,000 49,893
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 50,000 43,863
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,455
Genuine Parts Co.
6.500%, 11/01/28 50,000 52,902
Group 1 Automotive, Inc.
6.375%, 01/15/30
(b)
50,000 50,611
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 82,477
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 78,624
Parkland Corp.
4.500%, 10/01/29
(b)
50,000 47,247
Rakuten Group, Inc.
11.250%, 02/15/27
(b)
200,000 214,828
Tapestry, Inc.
5.100%, 03/11/30 50,000 50,181
Under Armour, Inc.
3.250%, 06/15/26 60,000 58,193
Total 768,274
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 49,062
4.625%, 01/15/27
(b)
40,000 39,577
6.500%, 02/15/28
(b)
160,000 162,577
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kroger Co. (The)
4.500%, 01/15/29 40,000 40,232
Total 291,448
Technology 4.3%
Amdocs Ltd.
2.538%, 06/15/30 50,000 44,394
Autodesk, Inc.
2.400%, 12/15/31 25,000 21,616
Block, Inc.
2.750%, 06/01/26 35,000 34,159
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 124,085
Camelot Finance SA
4.500%, 11/01/26
(b)
50,000 49,284
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 25,000 22,593
CGI, Inc.
2.300%, 09/14/31 100,000 85,827
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,168
5.300%, 10/01/29 60,000 61,225
Elastic NV
4.125%, 07/15/29
(b)
50,000 47,070
Equifax, Inc.
3.100%, 05/15/30 60,000 55,397
Equinix, Inc.
3.200%, 11/18/29 60,000 56,470
Fair Isaac Corp.
4.000%, 06/15/28
(b)
30,000 28,813
Fiserv, Inc.
3.200%, 07/01/26 40,000 39,462
3.500%, 07/01/29 100,000 95,318
Fortinet, Inc.
2.200%, 03/15/31 20,000 17,442
Hewlett Packard Enterprise Co.
4.550%, 10/15/29 50,000 49,559
HP, Inc.
3.000%, 06/17/27 40,000 38,717
Imola Merger Corp.
4.750%, 05/15/29
(b)
80,000 76,542
Intel Corp.
3.900%, 03/25/30 50,000 47,755
4.875%, 02/10/28 50,000 50,438
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 49,290
5.000%, 07/15/28
(b)
100,000 97,642
Jabil, Inc.
3.600%, 01/15/30 50,000 47,068
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 55,700
Leidos, Inc.
2.300%, 02/15/31 50,000 43,182
Marvell Technology, Inc.
2.950%, 04/15/31 50,000 44,917
Micron Technology, Inc.
6.750%, 11/01/29 50,000 53,408
Motorola Solutions, Inc.
4.600%, 02/23/28 40,000 40,190
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 150,000 129,345

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
44,000 41,634
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 57,324
Oracle Corp.
2.650%, 07/15/26 85,000 83,210
3.250%, 11/15/27 80,000 77,976
PTC, Inc.
4.000%, 02/15/28
(b)
17,000 16,441
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 46,742
Seagate HDD Cayman
4.875%, 06/01/27 36,000 35,625
Skyworks Solutions, Inc.
1.800%, 06/01/26 38,000 36,760
Synopsys, Inc.
5.000%, 04/01/32 75,000 75,507
TD SYNNEX Corp.
1.750%, 08/09/26 57,000 54,455
TTM Technologies, Inc.
4.000%, 03/01/29
(b)
50,000 46,546
VMware LLC
1.400%, 08/15/26 60,000 57,616
3.900%, 08/21/27 40,000 39,393
Western Digital Corp.
2.850%, 02/01/29 18,000 16,427
4.750%, 02/15/26 14,000 13,897
Total 2,346,629
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 85,000 79,952
BAT Capital Corp.
2.259%, 03/25/28 75,000 70,524
3.557%, 08/15/27 33,000 32,391
Total 182,867
Transportation Services 0.1%
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 47,912
Wireless 1.5%
American Tower Corp.
2.900%, 01/15/30 50,000 46,261
Crown Castle, Inc.
3.800%, 02/15/28 60,000 58,601
Rogers Communications, Inc.
5.000%, 02/15/29 100,000 100,846
5.250%, 03/15/82
(b)
50,000 48,723
SBA Communications Corp.
3.125%, 02/01/29 80,000 74,101
3.875%, 02/15/27 20,000 19,587
Sprint Capital Corp.
6.875%, 11/15/28 25,000 26,736
T-Mobile USA, Inc.
2.550%, 02/15/31 330,000 292,519
Vodafone Group PLC
3.250%, 06/04/81 80,000 76,937
Zegona Finance PLC
8.625%, 07/15/29
(b)
50,000 53,276
Total 797,587
Wirelines 1.0%
AT&T, Inc.
2.750%, 06/01/31 85,000 76,287
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.350%, 03/01/29 85,000 84,943
British Telecommunications PLC
5.125%, 12/04/28 85,000 87,005
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 70,640
Verizon Communications, Inc.
4.016%, 12/03/29 250,000 245,401
Total 564,276
Total Corporate Bonds
(Cost $26,608,953) 26,705,999
Foreign Government Obligations
(d)
  19.8%
Principal
Amount ($) Value ($)
Brazil 1.5%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 198,573
3.875%, 06/12/30 220,000 205,434
6.250%, 03/18/31 200,000 206,200
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 203,561
Total 813,768
Chile 0.3%
Corp Nacional del Cobre de Chile
Series REGS, 3.150%, 01/14/30 200,000 183,328
China 1.2%
CFAMC III Co. Ltd.
Series EMTN, 4.250%, 11/07/27 200,000 194,863
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 200,291
China Construction Bank Corp.
2.850%, 01/21/32 200,000 194,909
Total 590,063
Colombia 1.3%
Colombia Government International Bond
3.875%, 04/25/27 200,000 195,202
3.000%, 01/30/30 200,000 169,006
3.125%, 04/15/31 200,000 161,146
Ecopetrol SA
6.875%, 04/29/30 200,000 194,227
Total 719,581
Dominican Republic 1.2%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 147,959
Series REGS, 5.950%, 01/25/27 172,000 172,764
Series REGS, 4.500%, 01/30/30 200,000 186,428
Series REGS, 7.050%, 02/03/31 150,000 154,919
Total 662,070
Hungary 0.8%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 199,822
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 203,701
Total 403,523
India 0.7%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 195,860
Series REGS, 2.250%, 01/13/31 200,000 173,082
Total 368,942
Indonesia 1.8%
Indonesia Government International Bond
4.750%, 02/11/29 200,000 201,836

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 13
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
1.850%, 03/12/31 200,000 170,051
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.450%, 02/20/29 200,000 199,500
Series REGS, 2.800%, 06/23/30 200,000 182,447
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 202,965
Total 956,799
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 194,342
Jordan 0.3%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 200,000 184,486
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 200,000 196,308
Kuwait 0.4%
EQUATE Petrochemical Co. KSC
Series REGS, 4.250%, 11/03/26 200,000 197,996
Mexico 1.7%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 192,659
Mexico Government International Bond
4.500%, 04/22/29 200,000 195,729
3.250%, 04/16/30 200,000 182,045
5.000%, 05/07/29 200,000 199,393
6.000%, 05/13/30 200,000 205,576
Total 975,402
Oman 1.5%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 206,074
Series REGS, 6.250%, 01/25/31 200,000 209,670
Series REGS, 6.750%, 10/28/27 200,000 207,366
Oman Sovereign Sukuk Co.
Series REGS, 4.875%, 06/15/30 200,000 198,357
Total 821,467
Panama 0.7%
Panama Government International Bond
3.875%, 03/17/28 200,000 191,383
3.160%, 01/23/30 200,000 175,432
Total 366,815
Peru 0.3%
Peruvian Government International Bond
2.783%, 01/23/31 200,000 177,450
Philippines 1.4%
Philippine Government International Bond
9.500%, 02/02/30 190,000 229,866
7.750%, 01/14/31 100,000 115,858
2.457%, 05/05/30 200,000 182,315
ROP Sukuk Trust
Series REGS, 5.045%, 06/06/29 200,000 203,588
Total 731,627
Romania 1.0%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 170,000 168,712
Series REGS, 5.875%, 01/30/29 200,000 198,245
Series REGS, 6.625%, 02/17/28 200,000 204,641
Total 571,598
Serbia 0.3%
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Serbia International Bond
Series REGS, 2.125%, 12/01/30 200,000 167,131
South Africa 1.1%
Eskom Holdings SOC Ltd.
Series REGS, 6.350%, 08/10/28 200,000 197,733
Republic of South Africa Government
International Bond
4.300%, 10/12/28 200,000 188,932
4.850%, 09/30/29 200,000 188,055
Total 574,720
United Arab Emirates 1.1%
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/74
(c)
200,000 199,320
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 200,000 184,985
Series EMTN, 4.226%, 03/14/28 200,000 195,413
Total 579,718
United States 0.1%
CCO Holdings LLC / CCO Holdings Capital
Corp.
4.750%, 03/01/30
(b)
50,000 47,248
Uruguay 0.4%
Uruguay Government International Bond
4.375%, 01/23/31 200,000 197,864
Total Foreign Government Obligations
(Cost $10,582,309) 10,682,246
Residential Mortgage-Backed Securities - Agency   10.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
3.500%, 05/15/40
(e)
687,600 662,398
4.000%, 05/15/40
(e)
919,000 897,531
4.500%, 05/15/40
(e)
1,040,300 1,032,534
5.000%, 05/15/40
(e)
1,378,000 1,385,339
5.500%, 05/15/40
(e)
879,400 893,379
6.000%, 05/15/40
(e)
508,000 521,790
Total 5,392,971
Total Residential Mortgage-Backed
Securities - Agency
(Cost $5,340,941) 5,392,971
Treasury Bills   3.7%
Principal
Amount ($) Value ($)
United States 3.7%
U.S. Treasury Bill
4.329%, 05/29/25 2,000,000 1,993,441
Total Treasury Bills
(Cost $1,993,389) 1,993,441
Money Market Funds 5.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.150%
(f)
3,151,400 3,151,400
Total Money Market Funds
(Cost $3,151,400) 3,151,400
Total Investments in Securities
(Cost $58,515,083) 58,755,182
Other Assets & Liabilities, Net (4,746,222)
Net Assets 54,008,960

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2025
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to
$8,735,042, which represents 16.17% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 15
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 5,448,710 – 5,448,710
Commercial Mortgage-Backed Securities
- Non-Agency – 5,380,415 – 5,380,415
Corporate Bonds – 26,705,999 – 26,705,999
Foreign Government Obligations – 10,682,246 – 10,682,246
Residential Mortgage-Backed Securities - Agency – 5,392,971 – 5,392,971
Treasury Bills – 1,993,441 – 1,993,441
Money Market Funds 3,151,400 – – 3,151,400
Total Investments in Securities 3,151,400 55,603,782 – 58,755,182
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2025
Assets
Investments in securities, at value
Unaffiliated issuers (cost $58,515,083) $58,755,182
Cash 150
Foreign currency (cost $8) 8
Receivable for:
Investments sold 1,152,849
Investments sold on a delayed delivery basis 848,147
Interest 509,158
Dividends 5,942
Reimbursement due from Investment Manager 264
Total assets 61,271,700
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 6,198,106
Investments purchased 1,052,298
Investment management fees 12,336
Total liabilities 7,262,740
Net assets applicable to outstanding capital stock $54,008,960
Represented by:
Paid-in capital $56,212,581
Total distributable earnings (loss) (2,203,621)
Total - representing net assets applicable to outstanding capital stock $54,008,960
Shares outstanding 2,900,000
Net asset value per share $18.62

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 17
Investment Income:
Interest $1,434,156
Dividends - unaffiliated issuers 74,537
Total income 1,508,693
Expenses:
Investment management fees 74,463
Total expenses 74,463
Fees waived or expenses reimbursed by Investment Manager (3,091)
Total net expenses 71,372
Net Investment Income 1,437,321
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (92,227)
In-kind transactions - unaffiliated issuers (13,431)
Net realized loss (105,658)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 400,919
Net change in unrealized appreciation 400,919
Net realized and unrealized gain 295,261
Net Increase in net assets resulting from operations $1,732,582

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2025
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations
Net investment income $1,437,321 $2,394,119
Net realized loss (105,658) (252,449)
Net change in unrealized appreciation 400,919 2,672,649
Net increase in net assets resulting from operations 1,732,582 4,814,319
Distributions to shareholders
Net investment income and net realized gains (1,429,696) (2,397,194)
Shareholder transactions
Proceeds from shares sold 9,219,938 1,862,581
Cost of shares redeemed (11,095,764) –
Net increase (decrease) in net assets resulting from shareholder transactions (1,875,826) 1,862,581
Increase (decrease) in net assets (1,572,940) 4,279,706
Net Assets:
Net assets beginning of period 55,581,900 51,302,194
Net assets at end of period $54,008,960 $55,581,900
Capital stock activity
Shares outstanding, beginning of period 3,000,050 2,900,050
Shares sold 500,000 100,000
Shares redeemed (600,050) –
Shares outstanding, end of period 2,900,000 3,000,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2025 19
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
t
Six Months
Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2021
(a)
2024 2023 2022
Per share data
Net asset value, beginning of period $18.53 $17.69 $17.66 $19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.44 0.82 0.67 0.44 0.03
Net realized and unrealized gain (loss) 0.10 0.84 0.03 (2.20) (0.17)
Total from investment operations 0.54 1.66 0.70 (1.76) (0.14)
Less distributions to shareholders:
Net investment income (0.45) (0.82) (0.67) (0.44) –
Total distribution to shareholders (0.45) (0.82) (0.67) (0.44) –
Net asset value, end of period $18.62 $18.53 $17.69 $17.66 $19.86
Total Return at NAV 2.93% 9.56% 3.95% (8.96)% (0.70)%
Total Return at Market Price 2.65% 9.53% 4.36% (9.25)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25% 0.25% 0.25% 0.25% 0.25%
Total net expenses
(c)
0.24% 0.24%
(b)
0.25%
(b)
0.25%
(b)
0.25%
(b)
Net investment income 4.83% 4.48% 3.75% 2.39% 1.44%
Supplemental data
Net assets, end of
period
(in thousands) $54,009 $55,582 $51,302 $47,691 $19,858
Portfolio turnover 105% 169% 154% 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
20 Indexed ETF | 2025
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares
(without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the
ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the
CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 21
amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
22 Indexed ETF | 2025
as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 23
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
24 Indexed ETF | 2025
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% as a percentage of the Fund’s average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $61,737,192 and $61,486,177, respectively, for the six months ended April 30, 2025, of which
$46,935,682 and $47,139,480 respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
58,515,083 608,180 (368,081) 240,099
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
1,541,953 978,121 2,520,074

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 25
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2025, the cost basis of securities contributed was $5,730,676.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2025, the in-kind redemption cost basis was $7,668,763, the proceeds from sales were
$7,655,332 and the net realized loss was $13,431.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3%

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
26 Indexed ETF | 2025
if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress.
Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments)
may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the
Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Indexed ETF | 2025 27
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR314_10_R01_(06/25)
CET002282
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Select Technology ETF
Semiannual Financial Statements and Additional
Information
April 30, 2025 (Unaudited)

Active ETF | 2025

Portfolio of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Results of Meeting of Shareholders 16

PORTFOLIO OF INVESTMENTS
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2025 3
Notes to Portfolio of Investments
Common Stocks 98.6%
Issuer Shares Value ($)
Communication Services  9.4%
Entertainment 2.3%
Netflix, Inc.
(a)
664 751,462
Interactive Media & Services 7.1%
Alphabet, Inc. Class A 7,909 1,255,949
Meta Platforms, Inc. Class A 2,054 1,127,646
Total 2,383,595
Total Communication Services 3,135,057
Consumer Discretionary  4.9%
Broadline Retail 4.1%
Amazon.com, Inc.
(a)
7,359 1,357,147
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc. 55 280,460
Total Consumer Discretionary 1,637,607
Financials  5.4%
Financial Services 5.4%
Mastercard , Inc. Class A 1,473 807,292
Visa, Inc. Class A 2,885 996,768
Total 1,804,060
Total Financials 1,804,060
Industrials  1.2%
Ground Transportation 1.2%
Uber Technologies, Inc.
(a)
4,912 397,921
Total Industrials 397,921
Information Technology  77.7%
Communications Equipment 2.6%
Arista Networks, Inc.
(a)
3,170 260,796
Cisco Systems, Inc. 5,324 307,354
Motorola Solutions, Inc. 643 283,171
Total 851,321
IT Services 1.9%
Accenture PLC Class A 1,150 344,023
Shopify, Inc. Class A
(a)
3,162 300,390
Total 644,413
Semiconductors & Semiconductor Equipment 37.2%
Analog Devices, Inc. 1,819 354,559
Applied Materials, Inc. 3,525 531,253
Common Stocks (continued)
Issuer Shares Value ($)
ASML Holding NV 1,041 695,471
Broadcom, Inc. 14,493 2,789,468
Lam Research Corp. 15,147 1,085,586
Marvell Technology, Inc. 4,604 268,735
Micron Technology, Inc. 2,852 219,461
NVIDIA Corp. 47,539 5,177,948
NXP Semiconductors NV 1,615 297,661
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 5,921 986,972
Total 12,407,114
Software 25.1%
Adobe, Inc.
(a)
705 264,361
Cadence Design Systems, Inc.
(a)
1,053 313,520
Crowdstrike Holdings, Inc. Class A
(a)
1,499 642,876
Intuit, Inc. 837 525,192
Microsoft Corp. 9,269 3,663,665
Oracle Corp. 3,265 459,451
Palo Alto Networks, Inc.
(a)
1,925 359,840
Salesforce, Inc. 1,644 441,759
SAP SE ADR 1,173 342,739
ServiceNow , Inc.
(a)
542 517,616
Synopsys, Inc.
(a)
1,830 839,988
Total 8,371,007
Technology Hardware, Storage & Peripherals 10.9%
Apple, Inc. 17,016 3,615,900
Total Information Technology 25,889,755
Total Common Stocks
(Cost $30,001,618) 32,864,400
Money Market Funds 1.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.169%
(b)
468,610 468,610
Total Money Market Funds
(Cost $468,610) 468,610
Total Investments in Securities
(Cost $30,470,228) 33,333,010
Other Assets & Liabilities, Net (13,448)
Net Assets 33,319,562
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETF | 2025
Fair Value Measurements (continued)
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,135,057 – – 3,135,057
Consumer Discretionary 1,637,607 – – 1,637,607
Financials 1,804,060 – – 1,804,060
Industrials 397,921 – – 397,921
Information Technology 25,889,755 – – 25,889,755
Total Common Stocks 32,864,400 – – 32,864,400
Money Market Funds 468,610 – – 468,610
Total Investments in Securities 33,333,010 – – 33,333,010
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2025 5
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,470,228) $33,333,010
Receivable for:
Investments sold 32,689
Dividends 6,445
Reimbursement due from Investment Manager 76
Total assets 33,372,220
Liabilities
Payable for:
Investments purchased 33,594
Investment management fees 19,064
Total liabilities 52,658
Net assets applicable to outstanding capital stock $33,319,562
Represented by:
Paid-in capital $28,069,025
Total distributable earnings (loss) 5,250,537
Total - representing net assets applicable to outstanding capital stock $33,319,562
Shares outstanding 1,475,000
Net asset value per share $22.59

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETF | 2025
Investment Income:
Dividends - unaffiliated issuers $147,597
Foreign taxes withheld (4,037)
Total income 143,560
Expenses:
Investment management fees 136,344
Total expenses 136,344
Fees waived or expenses reimbursed by Investment Manager (900)
Total net expenses 135,444
Net Investment Income 8,116
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 1,824,109
In-kind transactions - unaffiliated issuers 1,001,458
Net realized gain 2,825,567
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (6,006,522)
Net change in unrealized depreciation (6,006,522)
Net realized and unrealized loss (3,180,955)
Net Decrease in net assets resulting from operations $(3,172,839)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2025 7
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations
Net investment income $8,116 $72,100
Net realized gain 2,825,567 952,496
Net change in unrealized appreciation (depreciation) (6,006,522) 9,717,536
Net increase (decrease) in net assets resulting from operations (3,172,839) 10,742,132
Distributions to shareholders
Net investment income and net realized gains (377,129) (273,443)
Shareholder transactions
Proceeds from shares sold 1,837,067 5,436,460
Cost of shares redeemed (3,193,081) (1,761,176)
Net increase (decrease) in net assets resulting from shareholder transactions (1,356,014) 3,675,284
Increase (decrease) in net assets (4,905,982) 14,143,973
Net Assets:
Net assets beginning of period 38,225,544 24,081,571
Net assets at end of period $33,319,562 $38,225,544
Capital stock activity
Shares outstanding, beginning of period 1,525,050 1,375,050
Shares sold 75,000 225,000
Shares redeemed (125,050) (75,000)
Shares outstanding, end of period 1,475,000 1,525,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETF | 2025
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months
Ended
April 30, 2025
(Unaudited)
Year Ended October 31,
2022
(a)
2024 2023
Per share data
Net asset value, beginning of period $25.07 $17.51 $14.88 $20.00
Income (loss) from investment operations:
Net investment income 0.01 0.05 0.05 0.00
(b)
Net realized and unrealized gain (loss) (2.24) 7.71 2.69 (5.12)
Total from investment operations (2.23) 7.76 2.74 (5.12)
Less distributions to shareholders:
Net investment income (0.05) (0.05) (0.03) –
Net realized gains (0.20) (0.15) (0.08) –
Total distribution to shareholders (0.25) (0.20) (0.11) –
Net asset value, end of period $22.59 $25.07 $17.51 $14.88
Total Return at NAV (9.02)% 44.43% 18.45% (25.60)%
Total Return at Market Price (9.38)% 44.90% 19.03% (25.80)%
Ratios to average net assets:
Total gross expenses
(c)
0.75% 0.75% 0.75% 0.75%
Total net expenses
(d)
0.75% 0.74%
(c)
0.75%
(c)
0.75%
(c)
Net investment income 0.04% 0.20% 0.29% 0.09%
Supplemental data
Net assets, end of
period
(in thousands) $33,320 $38,226 $24,082 $12,278
Portfolio turnover 58% 60% 26% 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
Active ETF | 2025 9
Note 1. Organization
Columbia Select Technology ETF (formerly known as Columbia Semiconductor and Technology ETF) (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Effective February 28, 2025, Columbia Semiconductor and Technology ETF was renamed Columbia Select Technology ETF.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the
ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the
CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
10 Active ETF | 2025
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETF | 2025 11
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
12 Active ETF | 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2026 unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed, and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.75% as a percentage of the Fund’s average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
30,470,228 4,338,753 (1,475,971) 2,862,782

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETF | 2025 13
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $20,686,548 and $20,677,817, respectively, for the six months ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2025, the cost basis of securities contributed was $1,644,769.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2025, the in-kind redemption cost basis was $1,521,484, the proceeds from sales were
$2,522,942 and the net realized gain was $1,001,458.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index). Due to its active management, the Fund could underperform its
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
201,682 - 201,682

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
14 Active ETF | 2025
benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund value will likely be more volatile than the value of a more diversified fund.
Semiconductor and semiconductor equipment industry risk
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2025 (Unaudited)
Active ETF | 2025 15
litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Following the period end, authorized participants of the Fund redeemed $14,927,398, which represented approximately
44.8% of the Fund’s net assets as of April 30, 2025.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

RESULTS OF MEETING OF SHAREHOLDERS
(Unaudited)
16 Active ETF | 2025
During the period, the Board of Trustees of Columbia ETF Trust I solicited approval of a proposal to change Columbia
Select Technology ETF’s fundamental policy regarding industry concentration (the Proposal). At a Joint Special Meeting of
Shareholders held on January 30, 2025, Columbia Select Technology ETF’s shareholders approved the Proposal.
Votes For Votes Against Abstentions Broker Non-Votes
18,793,349.991 148,143.673 8,743.810 0

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR321_10_R01_(06/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies is included in Item 7 of this Form N- CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 18, 2025
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President
Date	June 18, 2025
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer
Date	June 18, 2025